UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-10635

BlackRock Strategic Bond Trust

(Exact name of Registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President BlackRock Strategic Bond Trust 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2005

Date of reporting period:	October 31, 2005

Item 1. Reports to Shareholders.
The Registrant’s annual report to shareholders is as follows:

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Annual Report

OCTOBER 31, 2005

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

BlackRock Core Bond Trust (BHK)

BlackRock High Yield Trust (BHY)

BlackRock Income Opportunity Trust (BNA)

BlackRock Income Trust Inc. (BKT)

BlackRock Limited Duration Income Trust (BLW)

BlackRock Strategic Bond Trust (BHD)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Privacy Principles of the Trusts

          The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

          Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

          The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

October 31, 2005

Dear Shareholder:

          We are pleased to report that during the annual period, the Trusts provided the opportunity to invest in various portfolios of fixed income securities. This report contains the Trusts’ audited financial statements and a listing of the portfolios’ holdings.

          The portfolio management team continuously monitors the fixed income markets and adjusts the portfolios in order to gain exposure to various issuers and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

          The following table shows the Trusts’ yields, closing market prices per share and net asset values (“NAV”) per share as of October 31, 2005.

Trust	Yield[1]	Market Price	NAV

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)	5.67%	$ 15.86	$ 14.63

BlackRock Core Bond Trust (BHK)	6.76	13.69	14.27

BlackRock High Yield Trust (BHY)	9.02	7.36	7.48

BlackRock Income Opportunity Trust (BNA)	6.81	10.90	11.56

BlackRock Income Trust Inc. (BKT)	7.48	5.90	6.54

BlackRock Limited Duration Income Trust (BLW)	8.36	17.48	19.17

BlackRock Strategic Bond Trust (BHD)	8.48	12.45	13.68

[1]	Yield is based on market price. Past performance does not guarantee future results.

          BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to managing fixed income securities. As of September 30, 2005, BlackRock managed $287 billion in fixed income securities, including 20 open-end and 48 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock, Inc.

          On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARIES OCTOBER 31, 2005
BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

Trust Information

Symbol on American Stock Exchange:	BCT

Initial Offering Date:	June 17, 1993

Closing Market Price as of 10/31/05:	$15.86

Net Asset Value as of 10/31/05:	$14.63

Yield on Closing Market Price as of 10/31/05 ($15.86):[1]	5.67%

Current Monthly Distribution per Share:[2]	$0.075

Current Annualized Distribution per Share:[2]	$0.900

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$15.86	$15.80	0.38%	$16.16	$15.25

NAV	$14.63	$15.98	(8.45)%	$15.95	$14.63

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	October 31, 2005	October 31, 2004

U.S. Government and Agency Securities	46%	63%

Corporate Bonds	18	6

Agency Multiple Class Mortgage Pass-Throughs	16	13

Taxable Municipal Bonds	9	5

Interest Only Mortgage-Backed Securities	6	7

Inverse Floating Rate Mortgages	4	4

Mortgage Pass-Through Securities	1	1

Commercial Mortgage-Backed Securities	—	1

Corporate Credit Breakdown3

Credit Rating	October 31, 2005	October 31, 2004

AAA/Aaa	7%	—%

AA/Aa	54	42

A	23	43

BBB/Baa	15	13

CCC/Caa	1	2

[3]

Using the higher of Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) rating. Corporate bonds represented approximately 15.5% and 8.7% of net assets on October 31, 2005 and October 31, 2004, respectively.

TRUST SUMMARIES OCTOBER 31, 2005
BlackRock Core Bond Trust (BHK)

Trust Information

Symbol on New York Stock Exchange:	BHK

Initial Offering Date:	November 27, 2001

Closing Market Price as of 10/31/05:	$13.69

Net Asset Value as of 10/31/05:	$14.27

Yield on Closing Market Price as of 10/31/05 ($13.69):[1]	6.76%

Current Monthly Distribution per Share:[2]	$0.0771

Current Annualized Distribution per Share:[2]	$0.9252

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$13.69	$14.02	(2.35)%	$14.69	$13.15

NAV	$14.27	$15.22	(6.24)%	$15.36	$14.23

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	October 31, 2005	October 31, 2004

Corporate Bonds	42%	45%

U.S. Government and Agency Securities	31	27

Mortgage Pass-Through Securities	15	15

Commercial Mortgage-Backed Securities	6	2

Collateralized Mortgage Obligations	2	1

Foreign Government Bonds	2	7

Interest Only Mortgage-Backed Securities	1	2

Asset-Backed Securities	1	1

Corporate Credit Breakdown3

Credit Rating	October 31, 2005	October 31, 2004

AAA/Aaa	5%	4%

AA/Aa	25	21

A	13	26

BBB/Baa	13	19

BB/Ba	12	7

B	23	18

CCC/Caa	6	2

Not Rated	3	3

[3]	Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 53.3% and 61.6% of net assets on October 31, 2005 and October 31, 2004, respectively.

TRUST SUMMARIES OCTOBER 31, 2005
BlackRock High Yield Trust (BHY)

Trust Information

Symbol on New York Stock Exchange:	BHY

Initial Offering Date:	December 23, 1998

Closing Market Price as of 10/31/05:	$7.36

Net Asset Value as of 10/31/05:	$7.48

Yield on Closing Market Price as of 10/31/05 ($7.36):[1]	9.02%

Current Monthly Distribution per Share:[2]	$0.055333

Current Annualized Distribution per Share:[2]	$0.663996

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$7.36	$9.30	(20.86)%	$10.15	$7.11

NAV	$7.48	$7.95	(5.91)%	$ 8.15	$7.33

The following charts show the porfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition

Composition	October 31, 2005	October 31, 2004

Energy	19%	19%

Financial Institutions	14	15

Basic Materials	12	14

Telecommunications	8	11

Media	7	9

Consumer Products	7	5

Industrials	6	4

Technology	5	2

Health Care	4	4

Transportation	3	4

Entertainment & Leisure	3	3

Building & Development	3	2

Aerospace & Defense	3	2

Containers & Packaging	2	2

Automotive	2	2

Ecological Services & Equipment	1	1

Real Estate	1	1

Corporate Credit Breakdown3

Credit Rating	October 31, 2005	October 31, 2004

BBB/Baa	3%	2%

BB/Ba	32	31

B	51	54

CCC/Caa	14	11

CC/Ca	—	1

Not Rated	—	1

[3]	Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 133.8% and 135.4% of net assets on October 31, 2005 and October 31, 2004, respectively.

TRUST SUMMARIES OCTOBER 31, 2005
BlackRock Income Opportunity Trust (BNA)

Trust Information

Symbol on New York Stock Exchange:	BNA

Initial Offering Date:	December 20, 1991

Closing Market Price as of 10/31/05:	$10.90

Net Asset Value as of 10/31/05:	$11.56

Yield on Closing Market Price as of 10/31/05 ($10.90):[1]	6.81%

Current Monthly Distribution per Share:[2]	$0.0619

Current Annualized Distribution per Share:[2]	$0.7428

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$10.90	$11.38	(4.22)%	$11.52	$10.49

NAV	$11.56	$12.38	(6.62)%	$12.37	$11.52

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	October 31, 2005	October 31, 2004

U.S. Government and Agency Securities	37%	33%

Corporate Bonds	35	46

Mortgage Pass-Through Securities	13	14

Agency Multiple Class Mortgage Pass-Through Securities	5	1

Commercial Mortgaged-Backed Securities	4	—

Non-Agency Multiple Class Mortgage Pass-Through Securities	1	2

Interest Only Mortgage-Backed Securities	1	2

Interest Only Asset-Backed Securities	1	1

Federal Housing Administration	1	1

Collateralized Mortgage Obligations	1	—

Inverse Floating Rate Mortgage Securities	1	—

Corporate Credit Breakdown3

Credit Rating	October 31, 2005	October 31, 2004

AAA/Aaa	8%	6%

AA/Aa	17	18

A	9	21

BBB/Baa	19	27

BB/Ba	15	9

B	24	15

CCC/Caa	6	2

Not Rated	2	2

[3]	Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 46.6% and 71.2% of net assets on October 31, 2005 and October 31, 2004, respectively.

TRUST SUMMARIES OCTOBER 31, 2005
BlackRock Income Trust Inc. (BKT)

Trust Information

Symbol on New York Stock Exchange:	BKT

Initial Offering Date:	July 22, 1988

Closing Market Price as of 10/31/05:	$5.90

Net Asset Value as of 10/31/05:	$6.54

Yield on Closing Market Price as of 10/31/05 ($5.90):[1]	7.48%

Current Monthly Distribution per Share:[2]	$0.036787

Current Annualized Distribution per Share:[2]	$0.44144

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$5.90	$7.50	(21.33)%	$7.62	$5.84

NAV	$6.54	$6.95	(5.90)%	$6.95	$6.53

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Composition	October 31, 2005	October 31, 2004

U.S. Government and Agency Securities	30%	32%

Mortgage Pass-Through Securities	23	23

Agency Multiple Class Mortgage Pass-Through Securities	14	12

Collateralized Mortgage Obligations	13	10

Interest Only Mortgage-Backed Securities	7	10

Principal Only Mortgage-Backed Securities	5	6

Non Agency Multiple Class Mortgage Pass-Through Securities	2	—

Collateralized Mortgage Obligation Residuals	2	—

Federal Housing	2	2

Inverse Floating Rate Mortgage Securities	1	2

Interest Only Asset-Backed Securities	1	1

Commercial Mortgage-Backed Securities	—	2

TRUST SUMMARIES OCTOBER 31, 2005
BlackRock Limited Duration Income Trust (BLW)

Trust Information

Symbol on New York Stock Exchange:	BLW

Initial Offering Date:	July 30, 2003

Closing Market Price as of 10/31/05:	$17.48

Net Asset Value as of 10/31/05:	$19.17

Yield on Closing Market Price as of 10/31/05 ($17.48):[1]	8.36%

Current Monthly Distribution per Share:[2]	$0.1218

Current Annualized Distribution per Share:[2]	$1.4616

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$17.48	$19.95	(12.38)%	$20.33	$17.30

NAV	$19.17	$20.13	(4.77)%	$20.20	$19.03

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	October 31, 2005	October 31, 2004

Corporate Bonds	43%	43%

Bank Loans	32	31

Mortgage Pass-Through Securities	15	16

U.S. Government and Agency Securities	4	4

Foreign Government Bonds	2	2

Asset-Backed Securities	2	1

Collateralized Mortgage Obligations	1	2

Interest Only Asset-Backed Securities	1	1

Corporate Credit Breakdown3

Credit Rating	October 31, 2005	October 31, 2004

A	3%	5%

BBB/Baa	9	12

BB/Ba	33	28

B	43	50

CCC/Caa	8	2

Not Rated	4	3

[3]	Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 59.8% and 58.2% of net assets on October 31, 2005 and October 31, 2004, respectively.

TRUST SUMMARIES OCTOBER 31, 2005
BlackRock Strategic Bond Trust (BHD)

Trust Information

Symbol on New York Stock Exchange:	BHD

Initial Offering Date:	February 26, 2002

Closing Market Price as of 10/31/05:	$12.45

Net Asset Value as of 10/31/05:	$13.68

Yield on Closing Market Price as of 10/31/05 ($12.45):[1]	8.48%

Current Monthly Distribution per Share:[2]	$0.088

Current Annualized Distribution per Share:[2]	$1.056

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$12.45	$16.70	(25.45)%	$17.63	$12.41

NAV	$13.68	$15.10	(9.40)%	$15.14	$13.67

The following charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition

Composition	October 31, 2005	October 31, 2004

Financial Institutions	21%	17%

Energy	12	13

Media	10	13

Consumer Products	9	5

Telecommunications	8	7

Health Care	7	7

Aerospace & Defense	5	4

Basic Materials	5	6

Industrials	4	—

Technology	3	3

Entertainment & Leisure	3	3

Automotive	3	10

Real Estate	2	2

Building & Development	2	3

Transportation	2	1

Ecological Services & Equipment	2	3

Conglomerates	1	2

Containers & Packaging	1	1

Corporate Credit Breakdown3

Credit Rating	October 31, 2005	October 31, 2004

AAA/Aaa	3%	4%

AA/Aa	8	10

A	11	10

BBB/Baa	19	17

BB/Ba	11	11

B	36	40

CCC/Caa	9	5

Not Rated	3	3

[3]	Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 122.7% and 134.4% of net assets on October 31, 2005 and October 31, 2004, respectively.

CONSOLIDATED PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—86.4%
			Mortgage Pass-Through Securities—1.1%
			Federal National Mortgage Assoc.,
	$461		5.50%, 1/01/17 - 2/01/17	$464,567
	16		6.50%, 7/01/29	16,293

			Total Mortgage Pass-Through Securities	480,860

			Agency Multiple Class Mortgage Pass-Through Securities—13.4%
			Federal Home Loan Mortgage Corp.,
	2,168		Ser. 1510, Class G, 7.05%, 5/15/13	2,223,631
	12		Ser. 1534, Class IG, 5.00%, 2/15/10	11,963
	2,000		Ser. 1598, Class J, 6.50%, 10/15/08	2,046,660
			Federal National Mortgage Assoc.,
	55	[2]	Ser. 13, Class SJ, 8.75%, 2/25/09	54,958
	41		Ser. 43, Class E, 7.50%, 4/25/22	41,920
	1,000		Ser. 49, Class H, 7.00%, 4/25/13	1,037,610
	217		Ser. 214, Class SK, 10.00%, 12/25/08	229,144
	160	[2]	Government National Mortgage Assoc., Remic Trust 2000, Ser. 16, Class FD, 4.771%, 12/16/27	159,956

			Total Agency Multiple Class Mortgage Pass-Through Securities	5,805,842

			Inverse Floating Rate Mortgage Securities—3.1%
AAA	228	[2]	Citicorp Mortgage Securities, Inc., 10.387%, 11/25/23	228,342
			Federal Home Loan Mortgage Corp.,
	242	[2]	Ser. 1425, Class SB, 12.103%, 12/15/07	252,299
	42	[2]	Ser. 1506, Class S, 13.658%, 5/15/08	44,446
	106	[2]	Ser. 1515, Class S, 13.472%, 5/15/08	111,037
	68	[2]	Ser. 1618, Class SA, 8.25%, 11/15/08	66,990
	44	[2]	Ser. 1661, Class SB, 13.416%, 1/15/09	47,519
	161	[2]	Ser. 1688, Class S, 9.754%, 12/15/13	163,693
			Federal National Mortgage Assoc.,
	146	[2]	Ser. 187, Class SB, 16.392%, 10/25/07	154,695
	116	[2]	Ser. 191, Class SD, 10.508%, 10/25/08	118,205
	156	[2]	Ser. 214, Class SH, 7.73%, 12/25/08	150,069

			Total Inverse Floating Rate Mortgage Securities	1,337,295

			Interest Only Mortgage-Backed Securities—6.0%
			Federal Home Loan Mortgage Corp.,
	1		Ser. 65, Class I, 918.03%, 8/15/20	1,580
	—		Ser. 141, Class H, 1,060.00%, 5/15/21	433
	—		Ser. 1114, Class J, 1,008.00%, 7/15/06	622
	—		Ser. 1285 Class M, 1,005.891%, 5/15/07	22
	387		Ser. 1645, Class IB, 5.00%, 9/15/08	15,746
	1,970		Ser. 2523, Class EH, 5.50%, 4/15/20	176,218
	1,046		Ser. 2543, Class IJ, 5.00%, 10/15/12	39,596
	702		Ser. 2543, Class IM, 5.00%, 9/15/12	12,667
	2,165		Ser. 2633, Class PI, 4.50%, 3/15/12	75,122
	2,166		Ser. 2672, Class TP, 5.00%, 9/15/16	42,546
	5,605		Ser. 2739, Class PI, 5.00%, 3/15/22	542,864
	2,550		Ser. 2775, Class UB, 5.00%, 12/15/17	115,133
	2,800		Ser. 2976, Class KI, 5.50%, 11/15/34	262,001
			Federal National Mortgage Assoc.,
	2		Ser. 8, Class HA, 1,199.999%, 1/25/08	20,024
	2,484		Ser. 13, Class IG, 5.00%, 10/25/22	167,034
	205	[2]	Ser. 20, Class SL, 14.853%, 9/25/08	28,714
	6		Ser. 49, Class L, 444.917%, 4/25/13	45,063
	4		Ser. 51, Class K, 1,006.50%, 4/25/07	22,593
	12,992		Ser. 70, Class ID, 5.00%, 4/25/22	933,475
	—		Ser. 72, Class H, 1,183.25%, 7/25/06	911
	661		Ser. 82, Class IR, 5.00%, 9/25/12	15,130
	4	[2]	Ser. 174, Class S, 124.032%, 9/25/22	13,296
	25		Ser. 194, Class PV, 6.50%, 6/25/08	152
	152	[2]	Ser. 208, Class S, 3.438%, 2/25/23	2,551
	114		Ser. 223, Class PT, 6.50%, 10/25/23	9,405
	—		Ser. G-21, Class L, 949.50%, 7/25/21	6,399
	18,214	[2]	Vendee Mortgage Trust, Ser. 1, Class IO, 0.04%, 10/15/31	36,975

			Total Interest Only Mortgage-Backed Securities	2,586,272

See Notes to Financial Statements.

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Principal Only Mortgage-Backed Security—0.1%
Aaa	$30	[3]	Salomon Brothers Mortgage Securities, Inc. VI, Ser. 3, Class A, 12.50%, 10/23/17	$26,758

			Asset-Backed Securities—0.0%
NR	235	[2,4,5,6]	Global Rated Eligible Asset Trust, 7.33%, 3/15/06	23
			Structured Mortgage Asset Residential Trust,
NR	568	[2,5,6]	Ser. 2, 8.24%, 3/15/06	57
NR	629	[2,5,6]	Ser. 3, 8.724%, 4/15/06	63

			Total Asset-Backed Securities	143

			Corporate Bonds—15.5%
Caa2	100		American Airlines, Inc., 10.44%, 3/04/07	94,500
Aa2	500		Bank America Corp., 4.75%, 10/15/06	499,385
A1	500		Conoco Funding Co., 5.45%, 10/15/06 (Canada)	503,195
AAA	500		General Electric Capital Corp., 2.75%, 9/25/06	491,675
BB	500		General Motors Acceptance Corp., 6.125%, 9/15/06	494,495
AA-	500		Goldman Sachs Group, Inc., 2.85%, 10/27/06	490,305
BBB+	500	[4]	Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)	511,870
A+	500		Lehman Brothers Holdings, Inc., 7.50%, 9/01/06	510,530
Aa3	1,000	[7]	Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,120,030
A+	500		SLM Corp., 3.50%, 9/30/06	495,635
Aa3	500		Suntrust Bank, 7.25%, 9/15/06	509,990
Aa1	500		U.S. Bank NA, 2.85%, 11/15/06	489,055
AA-	500		Wachovia Corp., 4.95%, 11/01/06	500,390

			Total Corporate Bonds	6,711,055

			U.S. Government and Agency Securities—39.9%
	192		Small Business Investment Cos., 6.12%, 2/01/08	196,712
			U.S. Treasury Notes,
	3,200		3.50%, 11/15/06	3,172,249
	1,700		5.75%, 11/15/05	1,701,129
	2,000		6.00%, 8/15/09	2,107,344
	385		6.625%, 5/15/07	398,024
	10,000		U.S. Treasury Strip, Zero Coupon, 8/15/06	9,690,600

			Total U.S. Government and Agency Securities	17,266,058

			Taxable Municipal Bonds—7.3%
AAA	500		Fresno California Pension Oblig., 7.80%, 6/01/14	569,020
AAA	500		Kern County California Pension Oblig., 6.98%, 8/15/09	536,180
			Los Angeles County California Pension Oblig.,
AAA	1,000		Ser. A, 8.62%, 6/30/06	1,025,800
AAA	500		Ser. D, 6.97%, 6/30/08	526,350
AAA	500		Orleans Parish Louisiana School Board, 6.60%, 2/01/08	517,491

			Total Taxable Municipal Bonds	3,174,841

			Total Long-Term Investments (cost $38,020,098)	37,389,124

			SHORT-TERM INVESTMENT—13.2%
			U.S. Government and Agency Zero Coupon Security—13.2%
	5,700		FNMA Discount Notes, 3.72%, 11/01/05[8] (cost $5,700,000)	5,700,000

			Total investments—99.6% (cost $43,720,0359)	$43,089,124
			Other assets in excess of liabilities—0.4%	186,880

			Net Assets—100%	$43,276,004

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Rate shown is interest rate as of October 31, 2005.
[3]	Rate shown is interest rate or effective yield as of October 31, 2005 of the underlying collateral.
[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2005, the Trust held 1.2% of its net assets, with a current market value of $511,893, in securities restricted as to resale.

[5]	Security is fair valued.
[6]	Illiquid security. As of October 31, 2005, the Trust held less than 0.1% of its net assets, with a current market value of $143.
[7]	Entire or partial principal amount pledged as collateral.
[8]	Rate shown is the yield to maturity as of October 31, 2005.
[9]

Cost for Federal income tax purposes is $43,720,035. The net unrealized depreciation on a tax basis is $630,911, consisting of $580,134 gross unrealized appreciation and $1,211,045 gross unrealized depreciation.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
BlackRock Core Bond Trust (BHK)

Rating[1] (unaudited)	Principal Amount (000)	Description	Value

		LONG-TERM INVESTMENTS—127.5%
		Mortgage Pass-Through Securities—12.0%
		Federal Home Loan Mortgage Corp.,
	$1,875	3.01%, 4/19/07	$1,830,731
	92	5.00%, 8/01/33	88,416
	3,215	5.50%, 11/01/18 - 6/01/35	3,224,845
	249	5.985%, 5/01/32	252,464
	3,678	6.00%, 2/01/13 - 12/01/18	3,759,822
	37	7.00%, 9/01/31	38,908
	5,200	TBA, 5.50%, 11/30/35	5,131,750
		Federal National Mortgage Assoc.,
	870	1.75%, 6/16/06	855,976
	6,805	2.35%, 4/29/06 - 4/05/07	6,655,161
	59	4.50%, 2/01/20	56,893
	1,280	4.75%, 2/21/13	1,251,814
	13,291	5.00%, 11/01/17	13,088,163
	3,920	5.50%, 1/01/18	3,881,268
	32	6.00%, 8/01/29 - 5/01/33	31,774
	470	7.00%, 1/01/31 - 7/01/32	490,524
	400	TBA, 5.00%, 11/30/20	394,500
	1,700	TBA, 5.50%, 11/30/35	1,676,625
	397	Government National Mortgage Assoc., 5.50%, 8/15/33	396,846
		Small Business Administration,
	964	Ser. P10B, Class 1, 4.754%, 8/01/14	946,772
	2,169	Ser. P10B, Class 1, 5.136%, 8/01/13	2,179,519

		Total Mortgage Pass-Through Securities	46,232,771

		Federal Housing Administration Security—0.3%
	1,072	FHA Hebre Home Hospital, 6.25%, 9/01/28	1,104,518

		Agency Multiple Class Mortgage Pass-Through Securities—6.8%
		Federal Home Loan Mortgage Corp.,
	2,664	Ser. 82, Class HJ, 5.50%, 9/25/32	2,669,709
	1,566	Ser. 2825, Class VP, 5.50%, 6/15/15	1,576,404
	1,300	Ser. 2883, Class DR, 5.00%, 11/15/19	1,248,208
	3,686	Ser. 2922, Class GA, 5.50%, 5/15/34	3,687,626
	1,948	Ser. 2927, Class BA, 5.50%, 10/15/33	1,952,321
	1,921	Ser. 2933, Class HD, 5.50%, 2/15/35	1,926,999
	1,600	Ser. 2968, Class EG, 6.00%, 10/15/34	1,646,032
		Federal National Mortgage Assoc.,
	1,670	Ser. 3, Class AP, 5.50%, 2/25/35	1,673,323
	3,668	Ser. 5, Class PK, 5.00%, 12/25/34	3,609,861
	2,211	Ser. 27, Class PC, 5.50%, 5/25/34	2,208,899
	2,228	Ser. 70, Class NA, 5.50%, 8/25/35	2,226,696
	1,923	Ser. 118, Class FD, 4.438%, 12/25/33	1,931,352

		Total Agency Multiple Class Mortgage Pass-Through Securities	26,357,430

		Interest Only Asset-Backed Securities—1.3%
		Sterling Coofs Trust,
	33,862	Ser. 1, 2.362%, 4/15/29	2,793,627
	30,350	Ser. 2, 1.00%, 3/30/30	2,314,188

		Total Interest Only Asset-Backed Securities	5,107,815

		Interest Only Mortgage-Backed Securities—1.0%
		Federal Home Loan Mortgage Corp.,
	3,232	Ser. 2579, Class HI, 5.00%, 8/15/17	411,038
	7,881	Ser. 2611, Class QI, 5.50%, 9/15/32	1,431,598
	34,378	Federal National Mortgage Assoc., 2.663%, 11/25/34	1,855,039

		Total Interest Only Mortgage-Backed Securities	3,697,675

		Commercial Mortgage-Backed Securities—8.0%
		Banc of America Commercial Mortgage, Inc.,
AAA	2,190	Ser. 1, Class A2, 6.503%, 4/15/36	2,302,829
AAA	2,180	Ser. 1, Class A4, 5.034%, 11/10/42	2,177,362
AAA	1,748	Ser. 11, Class 2CB1, 6.00%, 12/25/34	1,733,057
AAA	2,271	Commercial Mortgage Acceptance Corp., 6.03%, 9/15/30	2,304,811
AAA	2,720	CS First Boston Mortgage Securities Corp., 4.94%, 12/15/35	2,672,090
AAA	1,922	GMAC Commercial Mortgage Securities, Inc., 7.179%, 8/15/36	2,037,621
AAA	2,776	GS Mortgage Securities Corp. II, 6.135%, 10/18/30	2,831,937
AAA	1,677	Heller Financial Commercial Mortgage Asset Co., 6.847%, 5/15/31	1,746,897

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Commercial Mortgage-Backed Securities—(cont’d)
			JP Morgan Chase Commercial Mortgage Securities Corp.,
AAA	$2,140		Ser. C1, Class A3, 5.857%, 10/12/35	$2,220,828
AAA	2,180		Ser. CBX, Class A4, 4.529%, 1/12/37	2,115,886
AAA	1,790		JP Morgan Commercial Mortgage Finance Corp., 7.371%, 8/15/32	1,928,993
AAA	2,797		Morgan Stanley Cap. Trust I, 6.48%, 11/15/30	2,886,180
AAA	3,500		Salomon Brothers Mortgage Securities VII, 7.52%, 12/18/09	3,785,150

			Total Commercial Mortgage-Backed Securities	30,743,641

			Collateralized Mortgage Obligations—2.8%
			Federal Home Loan Mortgage Corp.,
	1,377		Ser. 2582, Class TB, 3.50%, 10/15/21	1,370,775
	3,271		Ser. 2806, Class VC, 6.00%, 12/15/19	3,324,874
AAA	3,150		First Union National Bank Commercial Mortgage, 6.423%, 8/15/33	3,323,124
AAA	2,928		Structured Asset Secs. Corp., 3.45%, 2/25/32	2,640,833

			Total Collateralized Mortgage Obligations	10,659,606

			Corporate Bonds—53.3%
			Aerospace & Defense—2.5%
NR	365		Aero Invest, 10.634%, 3/22/15 (Luxembourg) (EUR)	432,338
B+	30		Armor Holdings, Inc., 8.25%, 8/15/13	32,400
B-	2,220		BE Aerospace, Inc., 8.875%, 5/01/11	2,336,550
			Lockheed Martin Corp.,
BBB+	380		7.20%, 5/01/36	453,397
BBB+	1,175		8.50%, 12/01/29	1,592,055
			Northrop Grumman Corp.,
BBB+	615		4.079%, 11/16/06	610,591
BBB+	380		7.125%, 2/15/11	414,135
BBB+	960		7.875%, 3/01/26	1,198,143
NR	1,190		Raytheon Co., 7.00%, 5/15/06	1,242,324
BB	90		Sequa Corp., 8.875%, 4/01/08	92,925
A+	1,125		United Technologies Corp., 4.875%, 5/01/15	1,103,580

				9,508,438

			Automotive—0.8%
B-	240		Accuride Corp., 8.50%, 2/01/15	226,800
BB+	75		Arvinmeritor, Inc., 8.75%, 3/01/12	70,875
A3	660		DaimlerChrysler NA Holding Corp., 7.45%, 3/01/27	695,571
Caa1	1,500		Delco Remy Intl., Inc., 11.00%, 5/01/09	723,750
B-	100		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	96,250
CCC+	300	[2]	Metaldyne Corp., 11.00%, 11/01/13	269,250
BB	170		Navistar Intl. Corp., 6.25%, 3/01/12	152,575
BB-	742		TRW Automotive, Inc., 9.375%, 2/15/13	797,650

				3,032,721

			Basic Materials—2.8%
BB-	220		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	204,050
B-	80	[2]	BCI US Finance Corp/Borden 2 Nova Scotia Finance ULC, 9.65%, 7/15/10	80,800
B-	4,330		Caraustar Industries, Inc., 9.875%, 4/01/11	4,210,925
BB-	150		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	151,875
B	66		Huntsman LLC, 11.50%, 7/15/12	74,580
BB	70		IMC Global, Inc., 10.875%, 6/01/08	78,225
CCC+	1,045	[2]	Innophos, Inc., 9.125%, 8/15/14	1,058,062
BBB	130		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	147,550
BB-	3,600		Lyondell Chemical Co., 9.50%, 12/15/08	3,771,000
CCC+	380		NewPage Corp., 10.00%, 5/01/12	347,700
B-	150	[2]	PQ Corp., 7.50%, 2/15/13	136,500
			Rhodia SA (France),
CCC+	260		8.875%, 6/01/11	245,050
B3	25		10.25%, 6/01/10	26,563
BBB-	150	[2]	Southern Peru Copper Corp., 7.50%, 7/27/35	145,875
BBB	275		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	259,498

				10,938,253

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Building & Development—1.7%
B-	$75	[2]	Ahern Rentals,Inc., 9.25%, 8/15/13	$76,594
B2	200	[2]	Compression Polymers Corp., 10.50%, 7/01/13	182,000
B-	730	[2]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	689,850
BB+	3,000		Hovnanian Enterprises, Inc., 10.50%, 10/01/07	3,225,000
BB+	1,120		Hovnanian K Enterprises, Inc., 6.25%, 1/15/16	1,002,400
BB+	775		KB Home, 6.25%, 6/15/15	728,500
B	175		North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	182,000
BBB+	455		Pulte Homes, Inc., 6.00%, 2/15/35	394,749

				6,481,093

			Conglomerates—0.0%
BB-	30		Stena AB, 7.00%, 12/01/16 (Sweden)	27,750

			Consumer Products—2.2%
B3	90		ALH Finance LLC, 8.50%, 1/15/13	81,450
			Cenveo Corp.,
B3	250		7.875%, 12/01/13	230,625
B1	175		9.625%, 3/15/12	184,625
BB+	440		Delhaize America, Inc., 9.00%, 4/15/31	494,459
BBB+	530		Federated Dept. Stores, Inc., 6.79%, 7/15/27	539,201
B2	480		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	408,000
B2	80		Gold Kist, Inc., 10.25%, 3/15/14	90,400
			GSC Holdings Corp.,
Ba3	60	[2]	7.875%, 10/01/11	60,375
Ba3	120	[2]	8.00%, 10/01/12	117,000
B-	690	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	641,700
B-	330		Lazydays RV Center, Inc., 11.75%, 5/15/12	343,200
B	385		Levi Strauss & Co., 8.804%, 4/01/12	382,594
			May Dept. Stores Co.,
BBB+	25		6.70%, 7/15/34	25,555
BBB+	230		7.875%, 3/01/30	267,833
B3	720		Movie Gallery, Inc., 11.00%, 5/01/12	576,000
B-	1,000		Pantry, Inc., The, 7.75%, 2/15/14	982,500
BB-	200	[2]	Quiksilver, Inc., 6.875%, 4/15/15	185,500
B-	865	[2]	Rite Aid Corp., 6.125%, 12/15/08	813,100
CCC+	235	[2]	Rural/Metro Corp., 9.875%, 3/15/15	245,575
B	2,100		Sonic Automotive, Inc., 8.625%, 8/15/13	1,989,750

				8,659,442

			Containers & Packaging—0.8%
			Crown European Holdings SA,
B+	200		9.50%, 3/01/11 (France)	220,000
B	800		10.875%, 3/01/13 (France)	944,000
CCC+	60		Graham Packaging Co., Inc., 9.875%, 10/15/14	56,850
B	1,500		Owens Brockway, 8.25%, 5/15/13	1,526,250
CCC+	170	[2]	Pregis Corp., 12.375%, 10/15/13	166,600

				2,913,700

			Ecological Services & Equipment—0.1%
BB-	230		Allied Waste NA, Inc., 5.75%, 2/15/11	213,900

			Energy—6.0%
BBB+	565		Anadarko Finance Co. Ser. B, 7.50%, 5/01/31 (Canada)	678,599
			ANR Pipeline Co.,
B1	260		7.375%, 2/15/24	270,725
B1	810		9.625%, 11/01/21	980,100
B2	1,365		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	1,392,300
			Calpine Corp.,
B-	80	[2]	8.50%, 7/15/10	56,200
B	150	[2]	9.625%, 9/30/14	152,250
CCC	30		Calpine Energy Finance ULC (Canada), 8.50%, 5/01/08 (Canada)	16,275
CCC+	260		Calpine Generating Co. LLC, 11.50%, 4/01/11	237,575
B-	250	[2]	Clayton Williams Energy, Inc., 7.75%, 8/01/13	241,250

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Energy—(cont’d)
			CMS Energy Corp.,
BB-	$30		7.50%, 1/15/09	$31,050
BB-	100		9.875%, 10/15/07	107,500
Ba3	160	[2]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	166,400
BBB	1,980		Devon Financing Corp. LLC, 7.875%, 9/30/31	2,429,500
BBB+	400		Dominion Resources, Inc./VA, 5.95%, 6/15/35	381,972
B2	690		Dresser, Inc., 9.375%, 4/15/11	719,325
			Dynegy Holdings, Inc.,
B+	70	[2]	9.875%, 7/15/10	75,250
B+	1,125	[2]	10.125%, 7/15/13	1,237,500
			El Paso CGP Co.,
B-	250		7.42%, 2/15/37	226,250
B-	65		9.625%, 5/15/12	71,256
B-	150		10.75%, 10/01/10	163,688
B-	100		El Paso Corp., 7.80%, 8/01/31	99,125
			El Paso Natural Gas Co.,
B1	850		7.625%, 8/01/10	888,250
B1	225		8.375%, 6/15/32	248,062
B1	265		8.625%, 1/15/22	296,800
Ba2	130		Elwood Energy LLC, 8.159%, 7/05/26	144,035
A-	350		EnCana Corp., 6.50%, 8/15/34 (Canada)	383,701
BBB-	925		Enterprise Products Operating LP, 5.75%, 3/01/35	825,698
B	70		Exco Resources, Inc., 7.25%, 1/15/11	71,400
BBB-	665		FirstEnergy Corp., 7.375%, 11/15/31	757,277
			Florida Power & Light Co.,
AA-	525		4.95%, 6/01/35	468,541
AA-	100		5.40%, 9/01/35	95,626
BBB	175		Halliburton Co., 7.60%, 8/15/96	201,212
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	90	[2]	7.75%, 11/01/15	90,000
B	49	[2]	10.50%, 9/01/10	54,880
			KCS Energy, Inc.,
B-	60		7.125%, 4/01/12	61,050
B-	110	[2]	7.125%, 4/01/12	112,200
A-	700		Midamerican Energy Co., 5.75%, 11/01/35	687,725
B+	99		Midwest Generation LLC, 8.56%, 1/02/16	108,287
B2	590		Mission Energy Holdings Co., 13.50%, 7/15/08	685,875
A-	360		Occidental Petroleum Corp., 7.20%, 4/01/28	431,438
B2	130		Orion Power Holdings, Inc., 12.00%, 5/01/10	154,050
BBB+	790		Peco Energy Cap. Trust IV, 5.75%, 6/15/33	728,092
Baa1	1,650	[2]	Pemex Project Funding Master Trust, 9.625%, 12/02/08	1,866,562
BBB	720		Petro Canada, 5.95%, 5/15/35 (Canada)	704,628
B	25		Range Resources Corp., 6.375%, 3/15/15	25,063
BB-	40		Reliant Energy, Inc., 6.75%, 12/15/14	37,100
Aa1	290	[2]	SP PowerAssets Ltd., 5.00%, 10/22/13	287,912
A-	295		Suncor Energy, Inc., 5.95%, 12/01/34 (Canada)	305,612
B2	320	[2]	Targa Resources, Inc., 8.50%, 11/01/13	324,800
AA	1,050		Texaco Cap. Inc., 8.875%, 9/01/21	1,431,171
BB+	20		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	21,625
A3	725		Virginia Electric & Power Co., 5.75%, 3/31/06	728,349
B2	45	[2]	Whiting Petroleum Corp., 7.00%, 2/01/14	45,113

				23,006,224

			Entertainment & Leisure—0.7%
B1	1,000		Circus & Eldorado Joint Venture, 10.125%, 3/01/12	1,045,000
B-	150		Gaylord Entertainment Co., 6.75%, 11/15/14	144,000
B	110		Poster Financial Group, Inc., 8.75%, 12/01/11	112,200
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,112,500
B+	100	[2]	San Pasqual Casino, 8.00%, 9/15/13	100,000
BB-	260	[2]	Seneca Gaming Corp., 7.25%, 5/01/12	266,500
B+	115		Wynn Las Vegas LLC/Wynn Las Vegas Cap. Corp., 6.625%, 12/01/14	109,537

				2,889,737

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Financial Institutions—19.6%
AA	$550	[2,3]	Allstate Financial Global Funding II, 2.625%, 10/22/06	$536,833
BB	320	[2]	American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	310,400
			Bank of America Corp.,
Aa2	765		3.25%, 8/15/08	733,222
Aa2	1,640		3.375%, 2/17/09	1,566,315
Aa2	1,645		4.50%, 8/01/10	1,607,905
Aa2	325		Bank One Corp., 3.70%, 1/15/08	317,194
Aa2	1,400		BankBoston NA, 6.375%, 3/25/08-4/15/08	1,445,869
			Barclays Bank PLC,
NR	240		6.278%, 12/15/49	227,475
AA	170	[2]	6.86%, 9/29/49 (United Kingdom)	181,050
B-	60		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	66,000
AA	350	[2]	Belvoir Land LLC, 5.27%, 12/15/47	329,088
			Berkshire Hathaway Finance Corp.,
AAA	1,200		3.40%, 7/02/07	1,172,080
AAA	1,440		4.125%, 1/15/10	1,397,563
AAA	1,175		4.75%, 5/15/12	1,155,671
B-	75	[2]	Borden US Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	73,875
AA+	600		CitiFinancial, 6.25%, 1/01/08	616,842
			Citigroup, Inc.,
AA+	3,010		3.625%, 2/09/09	2,894,536
AA+	5,470		4.125%, 2/22/10	5,290,857
AA+	1,960		4.25%, 7/29/09	1,913,666
AA+	325		5.85%, 12/11/34	329,696
AA	185		6.00%, 10/31/33	187,856
AA+	525		6.875%, 2/15/98	586,903
BB	1,080		Crum & Forster Hldgs. Corp., 10.375%, 6/15/13	1,155,600
AAA	2,150	[2]	Depfa ACS Bank, 4.25%, 8/16/10 (Ireland)	2,093,567
AA-	900		Deutsche Bank AG Ny, 3.843%, 3/15/07	893,430
B+	120	[2]	E*Trade Financial Corp., 7.375%, 9/15/13	118,200
BB	200		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	182,000
AAA	3,625	[3]	General Electric Capital Corp., 3.45%, 1/15/08	3,591,142
			HBOS Treasury Services PLC,
AA+	855	[2]	3.60%, 8/15/07 (United Kingdom)	838,165
AA+	825	[2]	3.75%, 9/30/08	800,159
AA-	1,820		Household Fin. Corp., 4.75%, 5/15/09	1,799,707
AA-	635		Household Finance Corp., 6.375%, 8/01/10	667,379
			HSBC Bank USA, Inc.,
AA	430		3.875%, 9/15/09	413,871
AA-	775		5.875%, 11/01/34	778,038
AA	1,500	[2]	Irwin Land LLC, 5.40%, 12/15/47	1,413,975
			JP Morgan Chase & Co.,
Aa3	965		5.25%, 5/30/07	971,726
Aa3	600		5.35%, 3/01/07	604,284
B-	255		K&F Acquisition, Inc., 7.75%, 11/15/14	255,000
BBB	825	[2]	Liberty Mutual Group, 6.50%, 3/15/35	766,084
AA	1,150	[2]	Metropolitan Global Funding I, 4.25%, 7/30/09	1,117,834
A	1,505		Metlife, Inc., 5.70%, 6/15/35	1,449,420
AA-	2,125	[2]	Nationwide Building Society, 3.50%, 7/31/07 (United Kingdom)	2,078,569
B-	410	[2]	Nell AF, 8.375%, 8/15/15 (Luxembourg)	393,600
AAA	850	[2]	New York Life Global Funding, 3.875%, 1/15/09	823,659
			Prudential Funding LLC,
A	500		5.40%, 6/13/35	461,455
AA-	1,000	[2]	6.60%, 5/15/08	1,039,490
			Rainbow National Services LLC,
B+	200	[2]	8.75%, 9/01/12	210,000
B+	1,230	[2]	10.375%, 9/01/14	1,356,075
AA	650		Royal Bank of Scotland Group PLC, 7.648%, 8/31/49 (United Kingdom)	768,645
A+	4,220		SLM Corp., 3.625%, 3/17/08	4,101,587
B-	450		Standard Aero Holdings, Inc., 8.25%, 9/01/14	428,625
NR	3,511		Structured Asset Receivable Trust, 1.649%, 1/21/10	3,516,526

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Financial Institutions—(cont’d)
A2	$800	[2]	Sumitomo Mitsui Banking Corp., 5.625%, 12/31/49 (Japan)	$782,478
Aa2	1,265		SunTrust Bank, Inc., 4.415%, 6/15/09	1,241,092
			SunTrust Banks, Inc.,
Aa3	1,635		3.625%, 10/15/07	1,597,738
Aa3	995		4.00%, 10/15/08	970,344
AAA	235	[2]	TIAA Global Markets, Inc., 3.875%, 1/22/08	230,067
Aa2	375		U.S. Bancorp, 3.95%, 8/23/07	369,383
B-	50		Universal City Florida Hldg. Co. I/II, 9.00%, 5/01/10	51,000
			US Bank National Assoc.,
Aa1	1,380		2.87%, 2/01/07	1,347,598
Aa2	2,790		6.50%, 2/01/08	2,884,609
AAA	495	[2]	USAA Capital Corp., 4.00%, 12/10/07	487,040
AA-	4,200		Wachovia Corp., 3.50%, 8/15/08	4,056,780
			Wells Fargo & Co.,
Aa1	1,031		3.12%, 8/15/08	983,955
Aa1	680		4.00%, 8/15/08	665,570
Aa1	355		4.20%, 1/15/10	344,361
Aa1	1,665		4.625%, 8/09/10	1,636,728
BB-	50		Western Financial Bank, 9.625%, 5/15/12	56,625

				75,734,076

			Health Care—1.0%
CCC	20		Curative Health Services, Inc., 10.75%, 5/01/11	13,500
B	340	[2]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	299,200
B	420	[2]	Insight Health Services Corp., 9.174%, 11/01/11	397,950
			Tenet Healthcare Corp.,
B	70		6.375%, 12/01/11	61,075
B	475		9.875%, 7/01/14	463,125
B3	2,000		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	2,165,000
B-	410		Universal Hospital Services, Inc., 10.125%, 11/01/11	414,100
BBB+	85		WellPoint, Inc., 5.95%, 12/15/34	86,334

				3,900,284

			Industrials—1.7%
B-	70	[2]	Chart Industries, Inc., 9.125%, 10/15/15	69,125
Caa1	1,340	[2]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	1,386,900
B-	635		ERICO Intl. Corp., 8.875%, 3/01/12	654,050
Caa1	360	[2]	Hydrochem Industrial Services, 9.25%, 2/15/13	328,500
B-	390		NationsRent Cos., Inc., 9.50%, 5/01/15	404,625
CCC+	420		Park-Ohio Inds., Inc., 8.375%, 11/15/14	366,450
B3	480	[2]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	484,800
B	2,000		Terex Corp., 9.25%, 7/15/11	2,130,000
CCC+	375		Trimas Corp., 9.875%, 6/15/12	305,625
Caa1	305		United Rentals NA, Inc., 7.00%, 2/15/14	277,550

				6,407,625

			Media—4.4%
B-	430		Allbritton Communications Co., 7.75%, 12/15/12	427,850
CCC+	340		American Media Operations, Inc., 10.25%, 5/01/09	323,000
			AOL Time Warner, Inc.,
BBB+	90		6.625%, 5/15/29	90,837
BBB+	3,040		7.57%, 2/01/24	3,388,810
BBB+	205		7.625%, 4/15/31	232,478
BBB+	85		7.70%, 5/01/32	97,256
BBB	725	[2]	BSKYB Finance UK PLC, 6.50%, 10/15/35 (United Kingdom)	710,319
NR	510		Cablecom SCA, 4.935%, 4/30/12 (Luxembourg) (EUR)	617,064
CCC+	2,799	[2]	CCH I LLC, 11.00%, 10/01/15	2,522,599
CCC+	810		Charter Communications Holdings II, LLC/Charter Communications Holdings II Cap. Corp., 10.25%, 9/15/10	812,025
BBB+	1,535		Comcast Corp., 7.05%, 3/15/33	1,642,834
BB-	125		Echostar DBS Corp., 7.304%, 10/01/08	127,187
B	250		General Cable Corp., 9.50%, 11/15/10	263,125
CCC+	100	[2]	iesy Repository GmbH, 10.375%, 2/15/15 (Germany)	107,250

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Media—(cont’d)
			News America Holdings, Inc.,
BBB	$985		7.625%, 11/30/28	$1,095,330
BBB	825		7.70%, 10/30/25	921,335
BBB	735		News America, Inc., 6.20%, 12/15/34	713,119
B3	160		Nexstar Finance, Inc., 7.00%, 1/15/14	141,600
B2	440		Primedia, Inc., 9.715%, 5/15/10	448,800
B	200		Sinclair Broadcast Group, Inc., 8.75%, 12/15/11	211,000
			TCI Communications, Inc.,
BBB+	200		7.125%, 2/15/28	213,190
BBB+	620		7.875%, 8/01/13 - 2/15/26	710,705
			Vertis, Inc.,
Caa1	655		10.875%, 6/15/09	609,150
Caa2	90	[2]	13.50%, 12/07/09	69,300
Caa1	670		Young Broadcasting, Inc., 10.00%, 3/01/11	629,800

				17,125,963

			Real Estate—1.8%
BB	3,165		American Real Estate Partners, 8.125%, 6/01/11	3,252,037
			AvalonBay Communities, Inc.,
BBB+	350		6.625%, 9/15/11	370,955
BBB+	775		8.25%, 7/15/08	834,512
			Rouse Co.,
BB+	895		3.625%, 3/15/09	832,780
BB+	1,650		5.375%, 11/26/13	1,554,498

				6,844,782

			Technology—0.8%
B	250		Celestica, Inc. (Canada), 7.625%, 7/01/13 (Canada)	241,875
BB-	805		Lucent Technologies, Inc., 6.50%, 1/15/28	684,250
Ba3	100		MagnaChip Semiconductor SA/Magna Semiconductor Finance Co., 7.12%, 12/15/11 (Luxembourg)	97,500
B+	100		Sanmina-SCI Corp., 6.75%, 3/01/13	94,250
BB	40		Stats Chippac Ltd., 7.50%, 7/19/10 (Singapore)	40,200
			Sungard Data Systems, Inc.,
B-	110	[2]	8.525%, 8/15/13	113,300
B-	350	[2]	9.125%, 8/15/13	357,875
B-	425	[2]	10.25%, 8/15/15	420,750
B	835		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	826,650
B-	310		UGS Corp., 10.00%, 6/01/12	339,450

				3,216,100

			Telecommunications—4.9%
A	2,000	[2]	Bellsouth Corp., 4.258%, 4/26/21	1,994,620
A	1,700		Bellsouth Telecommunications, 4.258%, 4/26/06	843,914
BB-	210		Cincinnati Bell, Inc., 7.25%, 7/15/13	218,925
A-	25		Deutsche Telekom Intl. Finance BV, 8.75%, 6/15/30	31,526
B-	190	[2]	Hawaiian Telcom Communications, Inc., 9.948%, 5/01/13	187,625
			Intelsat Ltd.,
Caa1	175		5.25%, 11/01/08	159,250
B2	65	[2]	8.25%, 1/15/13	65,163
B2	405	[2]	8.625%, 1/15/15	411,075
B2	325	[2]	8.695%, 1/15/12	329,875
BB-	180		Lucent Technologies, Inc., 6.45%, 3/15/29	153,900
B-	70		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	63,700
			Qwest Corp.,
BB+	470	[2]	7.12%, 6/15/13	492,325
BB+	200		7.875%, 9/01/11	210,000
BB	375		Qwest Services Corp., 13.50%, 12/15/10	427,969
BB+	155		Rogers Wireless, Inc., 7.25%, 12/15/12	163,138
Caa1	730		Rural Cellular Corp., 9.875%, 2/01/10	759,200
A	780		SBC Communications, Inc., 6.45%, 6/15/34	786,380

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Telecommunications—(cont’d)
			Sprint Capital Corp.,
A-	$1,715		6.875%, 11/15/28	$1,832,495
A-	675		8.75%, 3/15/32	872,890
A-	1,875		Telecom Italia Capital SA, 6.00%, 9/30/34 (Luxembourg)	1,793,662
A-	725		Telefonica Europe BV, 7.75%, 9/15/10	803,583
A+	70		Verizon Global Funding Corp., 7.75%, 12/01/30	80,877
A+	125		Verizon Maryland Incorporated, 5.125%, 6/15/33	104,366
			Verizon New Jersey, Inc.,
A+	230		7.85%, 11/15/29	264,196
A+	335		Ser. A, 5.875%, 1/17/12	337,807
A+	3,150		Verizon Virginia Inc., 4.625%, 3/15/13	2,937,469
A+	2,504		Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	2,756,328

				19,082,258

			Transportation—1.5%
A-	350		Canadian National Railway Co., 6.25%, 8/01/34 (Canada)	381,927
BBB	1,450		Canadian Pacific Railway Ltd., 6.25%, 10/15/11 (Canada)	1,535,521
B	355	[2]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	356,775
B	50		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	50,437
B3	47		Horizon Lines LLC, 9.00%, 11/01/12	49,879
BBB+	1,300		Norfolk Southern Corp., 7.05%, 5/01/37	1,528,202
B+	90		OMI Corp., 7.625%, 12/01/13	92,475
B	1,635		Sea Containers Ltd., 10.50%, 5/15/12	1,635,000

				5,630,216

			Total Corporate Bonds	205,612,562

			U.S. Government and Agency Securities—39.7%
AAA	1,670		Aid to Israel, 5.50%, 4/26/24-9/18/33	1,677,055
AAA	1,050		Resolution Funding Corp., Zero Coupon, 7/15/18-10/15/18	557,109
			Tennessee Valley Authority,
AAA	1,655		Ser. C, 5.88%, 4/01/36	1,827,683
AAA	2,650		Ser. D, 4.875%, 12/15/16	2,680,449
			U.S. Treasury Bonds,
AAA	49,140	[4]	6.125%, 11/15/27	57,716,404
AAA	8,540		6.50%, 11/15/26	10,401,464
AAA	21,680	[4]	7.125%, 2/15/23	27,455,769
AAA	10,855	[4]	8.50%, 2/15/20	14,983,265
			U.S. Treasury Notes,
AAA	830		3.625%, 6/30/07	819,625
AAA	20,025		4.00%, 8/31/07-9/30/07	19,881,023
AAA	9,475	[4]	4.125%, 8/15/08	9,403,937
AAA	6,005		4.25%, 8/15/15	5,858,658

			Total U.S. Government and Agency Securities	153,262,441

			Taxable Municipal Bond—0.1%
AA	350		Ohana Military Communities LLC, 6.193%, 4/01/49	377,758

			Foreign Government Bonds—2.2%
			Germany Federal Republic,
AAA	2,325		4.00%, 1/04/37 (EUR)	2,895,224
AAA	525		4.75%, 7/04/34 (EUR)	735,694
Aaa	1,700		Japan Finance Corp. for Municipal Enterprises, 4.625%, 4/21/15	1,647,283
			United Mexican States,
Baa1	400		6.75%, 9/27/34	415,000
Baa1	2,255		8.00%, 9/24/22	2,680,066

			Total Foreign Government Bonds	8,373,267

			Total investments before outstanding options written—127.5% (cost $502,449,8995)	491,529,484

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Contracts/ Notional Amount (000)	Description	Value

	OUTSTANDING OPTIONS WRITTEN—(0.7)%
	Interest Rate Swaps,
(5,300)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/18	$(191,463)
(5,300)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/18	(237,705)
(11,500)	Trust pays 3-month LIBOR, Trust Receives 5.67%, expires 1/04/10	(422,018)
(11,500)	Trust pays 5.67%, Trust Receives 3-month LIBOR, expires 1/04/10	(671,009)
(13,300)	Trust pays 3-month LIBOR, Trust Receives 4.725%, expires 6/13/07	(707,959)
(13,300)	Trust pays 4.725%, Trust Receives 3-month LIBOR, expires 6/13/07	(273,182)
(70)	U.S. Treasury Notes Future, expiring 2/24/06	(37,734)

	Total Outstanding Options Written (premium received $2,716,753)	(2,541,070)

	Total investments net of outstanding options written—126.8%	$488,988,414
	Liabilities in excess of other assets—(26.8)%	(103,474,625)

	Net Assets—100%	$385,513,789

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2005, the Trust held 9.6% of its net assets, with a current market value of $37,031,132, in securities restricted as to resale.

[3]

Security, or a portion thereof, pledged as collateral with a value of $1,504,194 on 57 long U.S. Treasury Note futures contracts expiring December 2005, 568 long U.S. Treasury Bond futures contracts expiring December 2005, 1,176 short U.S. Treasury Note futures contracts expiring December 2005, 208 short Eurodollar futures contracts expiring March 2006 to September 2007 and 101 short Germany Federal Republic Bonds futures contracts expiring December 2005. The notional value of such contracts on October 31, 2005 was ($117,883,226), with an unrealized gain of $49,189.

[4]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[5]

Cost for Federal income tax purposes is $503,678,690. The net unrealized depreciation on a tax basis is $12,149,206, consisting of $2,454,277 gross unrealized appreciation and $14,603,483 gross unrealized depreciation.

A category in the Coporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

EUR – European Monetary Unit
TBA – To Be Announced

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
BlackRock High Yield Trust (BHY)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—136.2%
			Corporate Bonds—133.8%
			Aerospace & Defense—4.5%
			AAR Corp.,
BB-	$435		6.875%, 12/15/07	$442,612
NR	350		Ser. A2, 8.39%, 5/15/11	357,000
B	275		Argo-Tech Corp., 9.25%, 6/01/11	284,625
B+	125		Armor Holdings, Inc., 8.25%, 8/15/13	135,000
			BE Aerospace, Inc.,
B+	520		8.50%, 10/01/10	557,700
B-	320		8.875%, 5/01/11	336,800
NR	1,500	[2]	Condor Systems, Inc., 11.875%, 5/01/09	—
			Sequa Corp.,
BB	40		9.00%, 8/01/09	41,650
BB	19		Ser. B, 8.875%, 4/01/08	19,618

				2,175,005

			Automotive—2.7%
B-	200		Accuride Corp., 8.50%, 2/01/15	189,000
BB+	65		Arvinmeritor, Inc., 8.75%, 3/01/12	61,425
B2	150		Delco Remy Intl., Inc., 8.15%, 4/15/09	142,500
B-	60		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	57,750
CCC+	315	[3]	Metaldyne Corp., 11.00%, 11/01/13	282,713
BB	310		Navistar Intl. Corp., 6.25%, 3/01/12	278,225
B-	300		Stanadyne Corp., 10.00%, 8/15/14	292,500

				1,304,113

			Basic Materials—15.6%
BB-	150		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	139,125
B-	205		Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	227,294
BB-	150		Arch Western Finance LLC, 6.75%, 7/01/13	150,750
B-	70	[3]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 9.65%, 7/15/10	70,700
BB-	315		Bowater Canada Finance Corp., 7.95%, 11/15/11 (Canada)	302,400
B-	600		Caraustar Industries, Inc., 9.875%, 4/01/11	583,500
BB+	325		Cascades, Inc., 7.25%, 2/15/13 (Canada)	290,875
BB-	170		Catalyst Paper Corp., 7.375%, 3/01/14 (Canada)	151,300
BB-	305		Century Alum Co., 7.50%, 8/15/14	298,900
BB-	90		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	91,125
			Equistar Chemicals LP/Equistar Funding Corp.,
BB-	50		8.75%, 2/15/09	52,625
BB-	115		10.125%, 9/01/08	124,200
BB-	100		10.625%, 5/01/11	109,500
BB+	265		Georgia-Pacific Corp., 8.00%, 1/15/24	287,525
			Huntsman LLC,
B	95		11.50%, 7/15/12	107,350
BB-	365		11.625%, 10/15/10	415,187
BB	80		IMC Global, Inc., Ser. B, 10.875%, 6/01/08-8/01/13	91,313
CCC+	645	[3]	Innophos, Inc., 9.125%, 8/15/14	653,062
BB+	325		Ipsco, Inc., 8.75%, 6/01/13 (Canada)	358,312
BBB	366		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	415,410
			Lyondell Chemical Co.,
BB-	260		10.50%, 6/01/13	295,100
BB-	230		Ser. A, 9.625%, 5/01/07	240,925
			Nalco Co.,
B+	20		7.75%, 11/15/11	20,450
B-	590		8.875%, 11/15/13	603,275
CCC+	550		NewPage Corp., 10.00%, 5/01/12	503,250
B-	215	[3]	PQ Corp., 7.50%, 2/15/13	195,650
NR	2,000	[2,4]	Republic Technologies Intl. LLC, 13.75%, 7/15/09	—

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Basic Materials—(cont’d)
			Rhodia SA,
CCC+	$215		8.875%, 6/01/11 (France)	$202,638
B3	235		10.25%, 6/01/10 (France)	249,688
B-	50	[3]	Rockwood Specialties Grp., 7.50%, 11/15/14	48,500
BB-	125		Russel Metals, Inc., 6.375%, 3/01/14 (Canada)	120,625
BBB-	100	[3]	Southern Peru Copper Corp., 7.50%, 7/27/35	97,250

				7,497,804

			Building & Development—3.5%
B-	250	[3]	Ahern Rentals, Inc., 9.25%, 8/15/13	255,313
B+	40		Ainsworth Lumber Co. Ltd., 7.77%, 10/01/10 (Canada)	40,000
B2	150	[3]	Compression Polymers Corp., 10.50%, 7/01/13,	136,500
			Goodman Global Holding Co., Inc.,
B-	45	[3]	6.41%, 6/15/12	44,325
B-	480	[3]	7.875%, 12/15/12	453,600
BB+	250		Hovnanian K Enterprises, Inc., 6.375%, 12/15/14	228,750
B	375		North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	390,000
Ba3	125		WCI Communities, Inc., 7.875%, 10/01/13	118,750

				1,667,238

			Business Equipment & Services—0.4%
			Xerox Corp.,
BB+	60		6.875%, 8/15/11	62,100
BB+	100		7.20%, 4/01/16	105,750

				167,850

			Consumer Products—9.3%
B3	50		ALH Finance LLC, 8.50%, 1/15/13	45,250
B	175		B&G Foods, Inc., 8.00%, 10/01/11	176,750
			Cenveo Corp.,
B3	150		7.875%, 12/01/13	138,375
B1	150		9.625%, 3/15/12	158,250
B2	540		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	459,000
B2	294		Gold Kist, Inc., 10.25%, 3/15/14	332,220
			GSC Holdings Corp.,
Ba3	30	[3]	7.875%, 10/01/11	30,188
Ba3	70	[3]	8.00%, 10/01/12	68,250
B-	370	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	344,100
B-	500		Lazydays RV Center, Inc., 11.75%, 5/15/12	520,000
B	240		Levi Strauss & Co., 8.804%, 4/01/12	238,500
Caa2	255		Merisant Co., 9.50%, 7/15/13	175,950
B3	655		Movie Gallery, Inc., 11.00%, 5/01/12	524,000
NR	1,200	[2,4]	Nebco Evans Holding Co., 12.375%, 7/15/07	—
B2	95	[3]	Neiman-Marcus Group Inc., 9.00%, 10/15/15	93,338
B-	265		Pantry, Inc., The, 7.75%, 2/15/14	260,362
BB-	100	[3]	Quiksilver, Inc., 6.875%, 4/15/15	92,750
B-	405	[3]	Rite Aid Corp., 6.125%, 12/15/08	380,700
CCC+	115	[3]	Rural/Metro Corp., 9.875%, 3/15/15	120,175
BB	280		Smithfield Foods, Inc., 7.00%, 8/01/11	285,600

				4,443,758

			Containers & Packaging—2.3%
BB	55		Ball Corp., 6.875%, 12/15/12	55,894
B	540		Crown Cork & Seal, Inc., 8.00%, 4/15/23	515,700
			Crown European Holdings SA,
B	115		7.375%, 12/15/26	109,250
B+	10		9.50%, 3/01/11 (France)	11,000
B	30		10.875%, 3/01/13 (France)	35,400
			Graham Packaging Co., Inc.,
CCC+	180		8.50%, 10/15/12	173,700
CCC+	110		9.875%, 10/15/14	104,225
CCC+	85	[3]	Pregis Corp., 12.375%, 10/15/13	83,300

				1,088,469

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Ecological Services & Equipment—0.6%
			Allied Waste NA, Inc.,
BB-	$80		8.50%, 12/01/08	$83,200
BB-	110		8.875%, 4/01/08	114,400
BB-	115		Ser. B, 5.75%, 2/15/11	106,950

				304,550

			Energy—25.8%
B+	139		AES Red Oak LLC, 8.54%, 11/30/19	153,678
B1	195		ANR Pipeline Co., 9.625%, 11/01/21	235,950
B2	565		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	576,300
			Calpine Corp.,
B-	55	[3]	8.50%, 7/15/10	38,638
B	95	[3]	9.625%, 9/30/14	96,425
CCC	25		Calpine Energy Finance ULC, 8.50%, 5/01/08 (Canada)	13,563
CCC+	160		Calpine Generating Co. LLC, 11.50%, 4/01/11	146,200
Ba1	233		CE Generation LLC, 7.416%, 12/15/18	246,179
			Chesapeake Energy Corp.,
BB	60		6.875%, 1/15/16	60,600
BB	250		7.00%, 8/15/14	258,750
BB	115		Chesapeake Energy Finance, 6.25%, 1/15/18	111,550
B-	200	[3]	Clayton Williams Energy, Inc., 7.75%, 8/01/13	193,000
			CMS Energy Corp.,
BB-	10		7.50%, 1/15/09	10,350
BB-	40		9.875%, 10/15/07	43,000
B1	40	[3]	Colorado Inst. Gas Co., 6.80%, 11/15/15	39,975
Ba3	90	[3]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	93,600
B	300		Compton Petroleum Corp., 9.90%, 5/15/09 (Canada)	319,125
B2	60		Dresser, Inc., 9.375%, 4/15/11	62,550
			Dynegy Holdings, Inc.,
B+	40	[3]	9.875%, 7/15/10	43,000
B+	365	[3]	10.125%, 7/15/13	401,500
			El Paso CGP Co.,
B-	100		7.42%, 2/15/37	90,500
B-	60		7.75%, 6/15/10	60,600
B-	250		9.625%, 5/15/12	274,062
B-	215		10.75%, 10/01/10	234,619
B-	120		El Paso Corp., 7.625%, 8/16/07	121,800
			El Paso Natural Gas Co.,
B1	65		7.625%, 8/01/10	67,925
B1	55		8.375%, 6/15/32	60,638
Ba2	776		Elwood Energy LLC, 8.159%, 7/05/26	859,411
B	260		Exco Resources, Inc., 7.25%, 1/15/11	265,200
B1	200		Foundation Pennsylvania Coal Co., 7.25%, 8/01/14	205,000
BB-	260		Frontier Oil Corp., 6.625%, 10/01/11	265,200
B	195		Hanover Compressor Co., 8.625%, 12/15/10	208,650
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	50	[3]	7.75%, 11/01/15	50,000
B	170	[3]	10.50%, 9/01/10	190,400
BBB-	99		Homer City Funding LLC, 8.734%, 10/01/26	115,501
BB-	5		Hornbeck Offshore Services, Inc., 6.125%, 12/01/14	4,950
			KCS Energy, Inc.,
B-	385		7.125%, 4/01/12	391,737
B-	85	[3]	7.125%, 4/01/12	86,700
			Midwest Generation LLC,
B+	241		8.56%, 1/02/16	262,982
B+	95		8.75%, 5/01/34	104,738
B2	685		Mission Energy Holdings Co., 13.50%, 7/15/08	796,312
			Newfield Exploration Co.,
BB-	30		6.625%, 9/01/14	30,750
BB-	20		8.375%, 8/15/12	21,400
CCC+	400		North America Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	376,000

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Energy—(cont’d)
B-	$50	[3]	Ocean Rig Norway AS, 8.375%, 7/01/13	$53,875
B2	500		Orion Power Holdings, Inc., 12.00%, 5/01/10	592,500
Ba2	70		Plains Exploration & Production Co., 7.125%, 6/15/14	72,975
Ba3	100	[3]	Pogo Producing Co., 6.875%, 10/01/17	99,000
BBB-	325		Premcor Refining Group, Inc., 6.75%, 5/01/14	342,875
Ba2	210		Pride International, Inc., 7.375%, 7/15/14	225,225
			Range Resources Corp.,
B	25		6.375%, 3/15/15	25,063
B	185		7.375%, 7/15/13	195,175
			Reliant Energy, Inc.,
BB-	155		6.75%, 12/15/14	143,762
BB-	150		9.25%, 7/15/10	157,500
B	300		Roseton/Danskammer, 7.27%, 11/08/10	297,750
Ba2	40		Sithe Independence Funding, 9.00%, 12/30/13	44,324
B2	200	[3]	Targa Resources, Inc., 8.50%, 11/01/13	203,000
B1	160		Tennessee Gas Pipeline Co., 8.375%, 6/15/32	178,000
			Transcontinental Gas Pipe Line Corp.,
BB+	65		7.25%, 12/01/26	70,281
BB+	400		Ser. B, 8.875%, 7/15/12	466,500
BBB-	130		TXU Corp., 6.55%, 11/15/34	116,215
			Whiting Petroleum Corp.,
B2	140	[3]	7.00%, 2/01/14	140,350
B2	250		7.25%, 5/01/12 - 5/01/13	253,125
BB	355		Williams Cos., Inc., 7.625%, 7/15/19	377,187

				12,343,690

			Entertainment & Leisure—4.4%
B-	280		Gaylord Entertainment Co., 6.75%, 11/15/14	268,800
BB	225		K2, Inc., 7.375%, 7/01/14	216,000
			MGM Mirage,
BB	270		6.00%, 10/01/09	264,600
BB	60		6.75%, 9/01/12	59,700
B	240		Poster Financial Group, Inc., 8.75%, 12/01/11	244,800
B-	185		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	176,675
B+	60	[3]	San Pasqual Casino, 8.00%, 9/15/13	60,000
BB-	140	[3]	Seneca Gaming Corp., 7.25%, 5/01/12	143,500
B	385	[3]	Virgin River Casino Corp., 9.00%, 1/15/12	402,325
B+	295		Wynn Las Vegas LLC/Wynn Las Vegas Cap. Corp., 6.625%, 12/01/14	280,987

				2,117,387

			Financial Institutions—18.7%
B+	188		AES Ironwood LLC, 8.857%, 11/30/25	212,551
BB	185	[3]	American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	179,450
NR	500	[3]	Ameriserve Finance Capital Corp., 12.00%, 9/15/06	25,000
B-	428		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	470,800
B-	140	[3]	Borden US Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	137,900
Ba2	1,000	[3]	Capital Guardian High Yield CBO Ltd., 11.45%, 5/24/13	1,020,100
BB	340		Crum & Forster Hldgs. Corp., 10.375%, 6/15/13	363,800
B+	100	[3]	E*Trade Financial Corp., 7.375%, 9/15/13	98,500
BB	433		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	394,030
			Fairfax Financial Holdings, Ltd.,
BB	50		6.875%, 4/15/08 (Canada)	48,250
BB	50		8.30%, 4/15/26 (Canada)	41,500
Ba3	2,500	[3]	First Dominion Funding II, 11.614%, 4/25/14	2,418,500
			Ford Motor Credit Co.,
BBB-	560		5.70%, 1/15/10	504,062
BBB-	175		7.25%, 10/25/11	162,757
Ba3	50		Huntsman Advanced Materials LLC, 11.00%, 7/15/10	55,813
B-	450		K&F Acquisition, Inc., 7.75%, 11/15/14	450,000
B-	360	[3]	Nell AF, 8.375%, 8/15/15 (Luxembourg)	345,600

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Financial Institutions—(cont’d)
			Rainbow National Services LLC,
B+	$310	[3]	8.75%, 9/01/12	$325,500
B+	490	[3]	10.375%, 9/01/14	540,225
B-	455		Standard Aero Holdings, Inc., 8.25%, 9/01/14	433,387
B-	30		Universal City Florida Hldg. Co. I/II, 9.00%, 5/01/10	30,600
CCC+	335		Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	348,400
BB-	70		Western Financial Bank, 9.625%, 5/15/12	79,275
C	2,550	[3]	Zais Investment Grade Ltd., 9.95%, 9/23/14	254,953

				8,940,953

			Health Care—5.8%
			Coventry Hlth. Care, Inc.,
BBB-	80		5.875%, 1/15/12	79,600
BBB-	80		6.125%, 1/15/15	80,600
CCC	50		Curative Health Services, Inc., 10.75%, 5/01/11	33,750
B	500	[3]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	440,000
BB+	300		HCA, Inc., 5.50%, 12/01/09	292,234
B-	225		IASIS Healthcare LLC/IASIS Cap. Corp., 8.75%, 6/15/14	230,625
B	230	[3]	Insight Health Services Corp., 9.174%, 11/01/11	217,925
CCC+	90		Medquest, Inc., 11.875%, 8/15/12	89,100
B-	135		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	143,775
B-	210	[3]	Select Medical Corp., 9.933%, 9/15/15	205,800
			Tenet Healthcare Corp.,
B	40		6.375%, 12/01/11	34,900
B	95		9.875%, 7/01/14	92,625
B-	505		Universal Hospital Services, Inc., 10.125%, 11/01/11	510,050
B2	215		US Oncology, Inc., 9.00%, 8/15/12	227,900
CCC+	90	[3]	Warner Chilcott Corp., 8.75%, 2/01/15	82,800

				2,761,684

			Industrials—7.8%
B	165		Blount, Inc., 8.875%, 8/01/12	173,662
B-	60	[3]	Chart Inds, Inc., 9.125%, 10/15/15	59,250
B-	195		Concentra Operating Corp., 9.125%, 6/01/12	200,850
Caa1	685	[3]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	708,975
B-	575		ERICO Intl. Corp., 8.875%, 3/01/12	592,250
Caa1	175	[3]	Hydrochem Industrial Services, 9.25%, 2/15/13	159,688
B+	163		JLG Industries, Inc., 8.375%, 6/15/12	172,372
B-	320		NationsRent Cos., Inc., 9.50%, 5/01/15	332,000
CCC+	210		Park-Ohio Inds., Inc., 8.375%, 11/15/14	183,225
B3	450	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	454,500
B	55		Terex Corp., 7.375%, 1/15/14	54,450
CCC+	375		Trimas Corp., 9.875%, 6/15/12	305,625
			United Rentals NA, Inc.,
Caa1	265		7.00%, 2/15/14	241,150
Caa1	130		7.75%, 11/15/13	123,500

				3,761,497

			Media—9.2%
B-	265		Allbritton Communications Co., 7.75%, 12/15/12	263,675
CCC+	205		American Media Operations, Inc., 10.25%, 5/01/09	194,750
CCC+	200	[3]	CCH I Holdings LLC / Cap. Corp., 11.125%, 1/15/14	136,000
CCC+	344	[3]	CCH I LLC, 11.00%, 10/01/15	310,030
CCC+	680		Charter Communications Holdings II, LLC/Charter Communications Holdings II Cap. Corp., 10.25%, 9/15/10	681,700
			CSC Holdings, Inc.,
BB-	525	[3]	7.00%, 4/15/12	506,625
BB-	45		Ser. B, 7.625%, 4/01/11	45,000
BB	55	[3]	DirecTV Holdings LLC, 6.375%, 6/15/15	53,625
			Echostar DBS Corp.,
BB-	85		6.375%, 10/01/11	83,087
BB-	60		7.304%, 10/01/08	61,050
B2	90		Fisher Communications, Inc., 8.625%, 9/15/14	95,850

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Media—(cont’d)
B	$325		General Cable Corp., 9.50%, 11/15/10	$342,062
CCC+	75	[3]	iesy Repository GmbH, 10.375%, 2/15/15 (Germany)	80,438
B3	110		Nexstar Finance, Inc., 7.00%, 1/15/14	97,350
			Primedia, Inc.,
B2	75		8.875%, 5/15/11	73,125
B2	275		9.715%, 5/15/10	280,500
B	200		Sinclair Broadcast Group, Inc., 8.75%, 12/15/11	211,000
			Vertis, Inc.,
Caa1	435		10.875%, 6/15/09	404,550
Caa2	120	[3]	13.50%, 12/07/09	92,400
Caa1	415		Young Broadcasting, Inc., 10.00%, 3/01/11	390,100

				4,402,917

			Real Estate—0.6%
BB	300		American Real Estate Partners, 8.125%, 6/01/11	308,250

			Technology—7.5%
B+	40	[3]	Activant Solutions, Inc., 10.054%, 4/01/10	40,900
B-	60		Amkor Technology, Inc., 9.25%, 2/15/08	57,450
B	285		Celestica, Inc., 7.625%, 7/01/13 (Canada)	275,737
BB+	80		Flextronics Intl. Ltd., 6.50%, 5/15/13 (Singapore)	80,200
			Freescale Semiconductor, Inc.,
BB+	50		6.875%, 7/15/11	51,750
BB+	100		6.90%, 7/15/09	102,500
B+	60	[3]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (Korea)	66,825
BB-	522		Lucent Technologies, Inc., 6.50%, 1/15/28	443,700
			MagnaChip Semiconductor SA/Magna Semiconductor Finance Co.,
Ba3	100		6.875%, 12/15/11	93,500
Ba3	310		7.12%, 12/15/11 (Luxembourg)	302,250
B2	185		8.00%, 12/15/14 (Luxembourg)	167,888
CCC+	140		NDCHealth Corp., 10.50%, 12/01/12	159,600
B+	70		Sanmina-SCI Corp., 6.75%, 3/01/13	65,975
			Stats Chippac Ltd.,
BB	215		6.75%, 11/15/11 (Singapore)	207,744
BB	220		7.50%, 7/19/10 (Singapore)	221,100
			Sungard Data Systems, Inc.,
B-	60	[3]	8.525%, 8/15/13	61,800
B-	265	[3]	9.125%, 8/15/13	270,962
B-	340	[3]	10.25%, 8/15/15	336,600
B	365		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	361,350
B-	225		UGS Corp., 10.00%, 6/01/12	246,375

				3,614,206

			Telecommunications—11.3%
NR	2,000	[2]	Asia Global Crossing Ltd., 13.375%, 10/15/10	65,000
A	182		AT&T Corp., 9.05%, 11/15/11	200,937
B3	320		Centennial Communications Corp., 8.125%, 2/01/14	331,200
BB-	205		Cincinnati Bell, Inc., 7.25%, 7/15/13	213,712
B1	260		Dobson Cellular Systems, Inc., 8.375%, 11/01/11	271,050
B-	100	[3]	Hawaiian Telcom Communications, Inc., 9.948%, 5/01/13	98,750
			Intelsat Ltd.,
B2	55	[3]	8.25%, 1/15/13	55,138
B2	350	[3]	8.625%, 1/15/15	355,250
B2	345	[3]	8.695%, 1/15/12	350,175
BB-	80		Lucent Technologies, Inc., 6.45%, 3/15/29	68,400
B+	119		MCI, Inc., 6.908%, 5/01/07	120,190
B-	385		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	350,350
CCC+	100	[3]	Ntelos Holdings Corp., 12.90%, 10/15/13	99,750
			PanAmSat Corp.,
Ba3	210		6.875%, 1/15/28	182,175
B1	140		9.00%, 8/15/14	147,350
NA	600	[2]	PF Net Communications, Inc., 13.75%, 5/15/10	60

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Telecommunications—(cont’d)
			Qwest Corp.,
BB+	$230	[3]	7.12%, 6/15/13	$240,925
BB+	600		7.875%, 9/01/11	630,000
BB+	445		8.875%, 3/15/12	490,612
BB-	395		Rogers Wireless Communications, Inc., 8.00%, 12/15/12 (Canada)	416,725
BB+	35		Rogers Wireless, Inc., 7.25%, 12/15/12	36,838
Caa1	555		Rural Cellular Corp., 9.875%, 2/01/10	577,200
CCC-	125		Suncom Wireless, Inc., 9.375%, 2/01/11	95,938

				5,397,725

			Transportation—3.8%
B	240	[3]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	241,200
B	30		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	30,263
B3	430		Horizon Lines LLC, 9.00%, 11/01/12	456,337
B+	265		OMI Corp., 7.625%, 12/01/13	272,287
BB+	350		Overseas Shipholding Group, Inc., 7.50%, 2/15/24	343,875
B3	500		Sea Containers Ltd., 10.75%, 10/15/06	493,750

				1,837,712

			Total Corporate Bonds	64,134,808

			Bank Loan—2.1%
			Health Care—2.1%
	1,000		HealthSouth Corp.,Term Loan, LIBOR + 5.00%, 6/15/10	1,001,667

	Shares

			Preferred Stock—0.0%
			Media—0.0%
	1	[2]	Adelphia Business Solutions, Ser. B, 12.875%	—

			Common Stocks—0.3%
			Consumer Products—0.0%
	15	[4]	Mattress Discounters Corp.	—

			Technology—0.3%
	68		Globix Corp.	133,298

			Total Common Stocks	133,298

	Units

			Warrants—0.0%
	1	[3,4,5,7]	Mattress Discounters Corp., expires 7/15/07, strike price $0.01, 4.85 shares for 1 warrant	—
	54	[5,7]	Neon Communications, Inc., expires 12/02/12	1
	1	[3,5,7]	PF. Net Communications, Inc., expires 5/15/10, strike price $0.01, 36.87243 shares for 1 warrant	—

			Total Warrants	1

			Total Long-Term Investments (cost $75,697,551)	65,269,774

	Principal Amount (000)

			SHORT-TERM INVESTMENT—3.5%
			U.S. Government and Agency Zero Coupon Security—3.5%
	$1,700		FNMA Discount Notes, 3.72%, 11/01/05[6] (cost $1,700,000)	1,700,000

			Total investments—139.7% (cost $77,397,5518)	$66,969,774
			Liabilities in excess of other assets—(39.7)%	(19,045,941)

			Net Assets—100%	$47,923,833

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Issuer is in default and/or bankruptcy.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2005, the Trust held 35.2% of its net assets, with a current market value of $16,857,761, in securities restricted as to resale.

[4]	Security is fair valued.
[5]	Illiquid security. As of October 31, 2005, the Trust held less than 0.1% of its net assets, with a current market value of $1.
[6]	Rate shown is the yield to maturity as of October 31, 2005.
[7]	Non-income producing security.
[8]

Cost for Federal income tax purposes is $77,419,838. The net unrealized depreciation on a tax basis is $10,450,064 consisting of $912,633 gross unrealized appreciation and $11,362,697 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
BlackRock Income Opportunity Trust (BNA)

	Principal Amount (000)
Rating[1]
(unaudited)			Description	Value

			LONG-TERM INVESTMENTS—152.3%
			Mortgage Pass-Through Securities—36.7%
			Federal Home Loan Mortgage Corp.,
	$1,312		4.395%, 1/01/35	$1,321,983
	2,040		5.152%, 1/01/35	2,024,436
			Federal National Mortgage Assoc.,
	675		2.35%, 4/29/06	668,048
	35,105		5.50%, 12/01/13 - 5/18/35	34,960,155
	467	[2]	5.50%, 12/01/32	461,440
	9,221	[3]	5.50%, 1/01/33	9,103,665
	17,537		6.00%, 3/01/16 - 7/01/35	17,710,950
	237		7.00%, 2/01/24 - 10/01/28	248,001
	3,400		TBA, 5.50%, 11/30/20	3,422,311
	57,700		TBA, 5.50%, 11/30/35	56,906,625
	18,800		TBA, 6.00%, 11/30/35	18,958,634
			Government National Mortgage Assoc.,
	121		8.00%, 4/15/24-11/15/25	129,610

			Total Mortgage Pass-Through Securities	145,915,858

			Federal Housing Administration Securities—1.2%
			General Motors Acceptance Corp. Projects,
	352		Ser. 37, 7.43%, 5/01/22	356,966
	200		Ser. 44, 7.43%, 8/01/22	203,204
			Merrill Projects,
	158		Ser. 29, 7.43%, 10/01/20	159,963
	230		Ser. 42, 7.43%, 9/01/22	233,837
	1,856		Reilly Project, 7.40%, 4/01/21	1,880,750
	1,875		Westmore Project, 7.25%, 4/01/21	1,890,732

			Total Federal Housing Administration Securities	4,725,452

			Agency Multiple Class Mortgage Pass-Through Securities—6.3%
			Federal Home Loan Mortgage Corp.,
	3,728		Ser. 82, Class HJ, 5.50%, 9/25/32	3,735,601
	1,390		Ser. 2883, Class DR, 5.00%, 11/15/19	1,334,623
	3,880		Ser. 2922, Class GA, 5.50%, 5/15/34	3,881,712
	2,098		Ser. 2927, Class BA, 5.50%, 10/15/33	2,102,500
	2,098		Ser. 2933, Class HD, 5.50%, 2/15/35	2,104,875
	1,725		Ser. 2968, Class EG, 6.00%, 10/15/34	1,774,628
			Federal National Mortgage Assoc.,
	3,895		Ser. 5, Class PK, 5.00%, 12/25/34	3,833,151
	2,357		Ser. 27, Class PC, 5.50%, 5/25/34	2,354,862
	2,055		Ser. 118, Class FD, 4.438%, 12/25/33	2,063,895
	2		Ser. 256, Class F, 5.563%, 11/25/23	1,807
	1,822		Government National Mortgage Assoc., 6.00%, 6/20/15	1,856,506

			Total Agency Multiple Class Mortgage Pass-Through Securities	25,044,160

			Non-Agency Multiple Class Mortgage Pass-Through Securities—1.9%
AAA	7,273		Residential Funding Securities Corp., 8.50%, 5/25/33	7,547,908
AAA	12	[4]	Summit Mortgage Trust, 6.292%, 12/28/12	11,935

			Total Non-Agency Multiple Class Mortgage Pass-Through Securities	7,559,843

			Inverse Floating Rate Mortgage Securities—0.7%
			Federal Home Loan Mortgage Corp.,
	11		Ser. 1043, Class H, 26.438%, 2/15/21	13,169
	925		Ser. 1611, Class JC, 10.00%, 8/15/23	957,888
			Federal National Mortgage Assoc.,
	1,808		Ser. 23, Class PS, 9.771%, 4/25/23	1,867,153
	—		Ser. 46, Class S, 1,588.688%, 5/25/21	4,297
	—		Ser. 49, Class S, 612.30%, 12/25/21	1,797
	82		Ser. 87, Class S, 15.917%, 8/25/21	111,722
	1		Ser. 145, Class S, 21.831%, 10/25/06	1,401

			Total Inverse Floating Rate Mortgage Securities	2,957,427

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal Amount (000)
Rating[1]
(unaudited)			Description	Value

			Interest Only Asset-Backed Securities—1.3%
AAA	$1,738	[4]	Morgan Stanley Cap. Trust I, 1.686%, 6/15/17	$26,752
			Sterling Coofs Trust,
NR	33,862		Ser. 1, 2.362%, 4/15/29	2,793,627
NR	32,945		Ser. 2, 1.00%, 3/30/30	2,512,057

			Total Interest Only Asset-Backed Securities	5,332,436

			Interest Only Mortgage-Backed Securities—0.9%
			Federal Home Loan Mortgage Corp.,
	—		Ser. 176, Class M, 1,010.00%, 7/15/21	47
	—		Ser. 192, Class U, 1,009.033%, 2/15/22	60
	—		Ser. 200, Class R, 118,500.264%, 12/15/22	400
	—		Ser. 1054, Class I, 522.36%, 3/15/21	265
	—		Ser. 1056, Class KD, 1,084.50%, 3/15/21	1,320
	—		Ser. 1057, Class J, 1,008.001%, 3/15/21	2,584
	—		Ser. 1148, Class E, 710.464%, 10/15/21	823
	—		Ser. 1179, Class O, 1,009.389%, 11/15/21	172
	—		Ser. 1221 Class H, 1,006.50%, 3/15/07	89
	256		Ser. 1254, Class Z, 8.50%, 4/15/22	1,666
	518		Ser. 1831, Class PG, 6.50%, 3/15/11	49,357
	7,881		Ser. 2611, Class QI, 5.50%, 9/15/32	1,431,598
			Federal National Mortgage Assoc.,
	128		Ser. 5, Class H, 9.00%, 1/25/22	17,635
	8		Ser. 7, Class 2, 8.50%, 4/01/17	1,711
	—		Ser. 7, Class S, 686.349%, 3/25/21	4,780
	1		Ser. 10, Class S, 664.091%, 5/25/21	9,188
	1		Ser. 12, Class S, 702.701%, 5/25/21	13,832
	—		Ser. 17, Class S, 663.569%, 6/25/21	6,232
	1		Ser. 33, Class PV, 1,078.42%, 10/25/21	14,742
	—		Ser. 38, Class N, 1,008.50%, 4/25/21	430
	6		Ser. 46, Class H, 1,042.50%, 12/25/09	85,583
	542		Ser. 50, Class SI, 1.20%, 4/25/23	14,677
	—		Ser. 84, Class H, 1,100.633%, 8/25/06	22
	15		Ser. 89, Class 2, 8.00%, 6/01/18	2,967
	34,378		Ser. 90, Class JH, 2.663%, 11/25/34	1,855,039
	5		Ser. 94, Class 2, 9.50%, 8/01/21	1,072
	—		Ser. 99, Class L, 930.00%, 8/25/21	2,623
	—		Ser. 123, Class M, 1,009.50%, 10/25/20	442
	22		Ser. 136, Class S, 16.024%, 11/25/20	27,448
	—		Ser. 139, Class PT, 648.35%, 10/25/21	3,186
	9		Ser. 141, Class SA, 18.75%, 8/25/07	1,822
AAA	6,455	[4]	Goldman Sachs Mortgage Securities Corp., 0.997%, 2/19/25	139,100
AAA	3,824		Salomon Brothers Mortgage Securities VII, 0.401%, 3/25/22	1,202

			Total Interest Only Mortgage-Backed Securities	3,692,114

			Principal Only Mortgage-Backed Securities—0.1%
	141	[2,5]	Federal Home Loan Mortgage Corp., Ser. 1739, Class B, 7.50%, 2/15/24	123,783
			Federal National Mortgage Assoc.,
	72	[5]	Ser. 51, Class E, 8.00%, 2/25/23	56,590
	17	[5]	Ser. 70, Class A, 7.00%, 5/25/23	15,485
	32	[5]	Ser. 167, Class D, 8.50%, 10/25/17	30,778
	31	[5]	Ser. 203, Class 1, 8.00%, 2/01/23	26,754
	20	[5]	Ser. 228, Class 1, 7.00%, 5/01/23	16,391

			Total Principal Only Mortgage-Backed Securities	269,781

			Commercial Mortgage-Backed Securities—5.3%
AAA	1,883		Banc of America Commercial Mortgage, Inc., 6.00%, 12/25/34	1,866,369
			Bear Stearns Commercial Mortgage Services,
AAA	2,320		Ser. 7, Class A2, 4.945%, 2/11/41	2,287,520
AAA	2,400		Ser. 9, Class A4A, 4.871%, 9/15/42	2,334,840
AAA	2,970		CS First Boston Mortgage Securities Corp., 4.94%, 12/15/35	2,917,687
AAA	2,090		First Union National Bank Commercial Mortgage Trust, 7.202%, 10/15/32	2,265,602
AAA	2,475		General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., 4.547%, 12/10/41	2,399,884
			JP Morgan Chase Commercial Mortgage Securities Corp.,
AAA	1,990		Ser. C1, Class A3, 5.857%, 10/12/35	2,065,162
AAA	2,380		Ser. CBX, Class A4, 4.529%, 1/12/37	2,310,004
AAA	2,530		LB-UBS Commercial Mortgage Trust, 4.985%, 6/15/29	2,533,238

			Total Commercial Mortgage-Backed Securities	20,980,306

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Collateralized Mortgage Obligation Residuals—0.0%
			Collateralized Mortgage Obligation Trust,
AAA	$—		Ser. 40, Class R, 580.50%, 4/01/18	$334
AAA	—		Ser. 42, Class R, 6,000.00%, 10/01/14	5,481
			Federal Home Loan Mortgage Corp.,
	—		Ser. 173, Class R, 9.00%, 11/15/21	17
	—		Ser. 173, Class RS, 9.072%, 11/15/21	18
	—		Ser. 19, Class R, 11,078.201%, 3/15/20	2,119
	—		Ser. 75, Class R, 9.50%, 1/15/21	3
	—		Ser. 75, Class RS, 15.485%, 1/15/21	3
NR	6	[6]	PaineWebber CMO Trust, 13.80%, 9/01/18	—

			Total Collateralized Mortgage Obligation Residuals	7,975

			Collateralized Mortgage Obligations—1.9%
			Federal Home Loan Mortgage Corp.,
	1,472		Ser. 2582, Class TB, 3.50%, 10/15/21	1,465,040
	3,489		Ser. 2806, Class VC, 6.00%, 12/15/19	3,545,892
AAA	2,310		GE Capital Commercial Mortgage Corp., 6.269%, 12/10/35	2,437,396

			Total Collateralized Mortgage Obligations	7,448,328

			Corporate Bonds—46.6%
			Aerospace & Defense—2.2%
B+	100		Armor Holdings, Inc., 8.25%, 8/15/13	108,000
B-	670		BE Aerospace, Inc., 8.875%, 5/01/11	705,175
BBB+	1,620		Lockheed Martin Corp., 8.50%, 12/01/29	2,195,003
BBB+	1,000		Northrop Grumman Corp., 7.125%, 2/15/11	1,089,830
			Raytheon Co.,
BBB	712		6.15%, 11/01/08	734,677
NR	2,500		7.00%, 5/15/06	2,609,925
BB	100		Sequa Corp., 8.875%, 4/01/08	103,250
A+	1,250		United Technologies Corp., 4.875%, 5/01/15	1,226,200

				8,772,060

			Automotive—0.2%
B-	270		Accuride Corp., 8.50%, 2/01/15	255,150
BB+	90		Arvinmeritor, Inc., 8.75%, 3/01/12	85,050
B-	110		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	105,875
CCC+	350	[4]	Metaldyne Corp., 11.00%, 11/01/13	314,125
BB	185		Navistar Intl. Corp., 6.25%, 3/01/12	166,038

				926,238

			Basic Materials—2.8%
BB-	50		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	46,375
B-	80	[4]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 9.65%, 7/15/10	80,800
B-	3,185		Caraustar Industries, Inc., 9.875%, 4/01/11	3,097,412
BB-	170		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	172,125
BB-	300		Equistar Chemicals LP/Equistar Funding Corp., 10.625%, 5/01/11	328,500
			Huntsman LLC,
B	72		11.50%, 7/15/12	81,360
BB-	230		11.625%, 10/15/10	261,625
BB	70		IMC Global, Inc., 10.875%, 6/01/08	78,225
CCC+	1,150	[4]	Innophos, Inc., 9.125%, 8/15/14	1,164,375
BBB	135		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	153,225
			Lyondell Chemical Co.,
BB-	130		10.50%, 6/01/13	147,550
BB-	2,700		11.125%, 7/15/12	3,010,500
B-	95		Nalco Co., 8.875%, 11/15/13	97,138
CCC+	445		NewPage Corp., 10.00%, 5/01/12	407,175
Ba3	1,000		Oregon Steel Mills, Inc., 10.00%, 7/15/09	1,071,250
B-	140	[4]	PQ Corp., 7.50%, 2/15/13	127,400
			Rhodia SA,
CCC+	260		8.875%, 6/01/11 (France)	245,050
B3	40		10.25%, 6/01/10 (France)	42,500

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Basic Materials—(cont’d)
BBB-	$170	[4]	Southern Peru Copper Corp., 7.50%, 7/27/35	$165,325
BBB	300		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	283,089

				11,060,999

			Building & Development—0.6%
B-	80	[4]	Ahern Rentals, Inc., 9.25%, 8/15/13	81,700
B2	230	[4]	Compression Polymers Corp., 10.50%, 7/01/13	209,300
B-	835	[4]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	789,075
BB+	455		Hovnanian K Enterprises, Inc., 6.25%, 1/15/16	407,225
BB+	560		KB Home, 6.25%, 6/15/15	526,400
B	300		North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	312,000
BBB+	60		Pulte Homes, Inc., 5.20%, 2/15/15	55,484

				2,381,184

			Conglomerates—0.0%
BB-	30		Stena AB, 7.00%, 12/01/16 (Sweden)	27,750

			Consumer Products—3.2%
B3	95		ALH Finance LLC, 8.50%, 1/15/13	85,975
BBB-	1,500		Autonation, Inc., 9.00%, 8/01/08	1,623,750
B3	2,000		Buffets, Inc., 11.25%, 7/15/10	2,000,000
			Cenveo Corp.,
B3	275		7.875%, 12/01/13	253,687
B1	375		9.625%, 3/15/12	395,625
BB+	470		Delhaize America, Inc., 9.00%, 4/15/31	528,172
BBB+	560		Federated Dept. Stores, Inc., 6.79%, 7/15/27	569,722
B2	535		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	454,750
B2	90		Gold Kist, Inc., 10.25%, 3/15/14	101,700
			GSC Holdings Corp.,
Ba3	70	[4]	7.875%, 10/01/11	70,438
Ba3	120	[4]	8.00%, 10/01/12	117,000
B-	735	[4]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	683,550
B-	380		Lazydays RV Center, Inc., 11.75%, 5/15/12	395,200
B	470		Levi Strauss & Co., 8.804%, 4/01/12	467,062
B3	750		Movie Gallery, Inc., 11.00%, 5/01/12	600,000
AA-	3,000		Procter & Gamble Co., 6.875%, 9/15/09	3,217,260
BB-	300	[4]	Quiksilver, Inc., 6.875%, 4/15/15	278,250
B-	730	[4]	Rite Aid Corp., 6.125%, 12/15/08	686,200
CCC+	240	[4]	Rural/Metro Corp., 9.875%, 3/15/15	250,800

				12,779,141

			Containers & Packaging—1.3%
B+	1,500		Crown European Holdings SA, 9.50%, 3/01/11 (France)	1,650,000
CCC+	60		Graham Packaging Co., Inc., 9.875%, 10/15/14	56,850
BB-	1,850		Owens-Brockway Glass Container, Inc., 8.875%, 2/15/09	1,937,875
CCC+	170	[4]	Pregis Corp., 12.375%, 10/15/13	166,600
B+	1,240		Stone Container Corp., 9.25%, 2/01/08	1,258,600

				5,069,925

			Ecological Services & Equipment—0.7%
BB-	255		Allied Waste NA, Inc., 5.75%, 2/15/11	237,150
B	2,250		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,413,125

				2,650,275

			Energy—4.1%
			ANR Pipeline Co.,
B1	145		7.375%, 2/15/24	150,981
B1	565		9.625%, 11/01/21	683,650
B2	1,200		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	1,224,000
B-	30	[4]	Calpine Corp., 8.50%, 7/15/10	21,075
CCC	5		Calpine Energy Finance ULC, 8.50%, 5/01/08 (Canada)	2,713
CCC+	320		Calpine Generating Co. LLC, 11.50%, 4/01/11	292,400
B-	130	[4]	Clayton Williams Energy, Inc., 7.75%, 8/01/13	125,450

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Energy—(cont’d)
			CMS Energy Corp.,
BB-	$35		7.50%, 1/15/09	$36,225
BB-	105		9.875%, 10/15/07	112,875
Ba3	180	[4]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	187,200
B2	445		Dresser, Inc., 9.375%, 4/15/11	463,912
			Dynegy Holdings, Inc.,
B+	80	[4]	9.875%, 7/15/10	86,000
B+	995	[4]	10.125%, 7/15/13	1,094,500
			El Paso CGP Co.,
B-	175		7.42%, 2/15/37	158,375
B-	100		9.625%, 5/15/12	109,625
B-	125		10.75%, 10/01/10	136,406
B-	120		El Paso Corp., 7.80%, 8/01/31	118,950
			El Paso Natural Gas Co.,
B1	1,000		7.625%, 8/01/10	1,045,000
B1	150		8.375%, 6/15/32	165,375
Ba2	217		Elwood Energy LLC, 8.159%, 7/05/26	240,059
B	430		Exco Resources, Inc., 7.25%, 1/15/11	438,600
BBB-	480		FirstEnergy Corp., 6.45%, 11/15/11	505,378
AA-	575		Florida Power & Light Co., 4.95%, 6/01/35	513,164
BBB	190		Halliburton Co., 7.60%, 8/15/96	218,458
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	100	[4]	7.75%, 11/01/15	100,000
B	136	[4]	10.50%, 9/01/10	152,320
			KCS Energy, Inc.,
B-	80		7.125%, 4/01/12	81,400
B-	135	[4]	7.125%, 4/01/12	137,700
BBB+	1,250		Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,411,625
BBB	1,000		Kinder Morgan, Inc., 6.50%, 9/01/12	1,058,470
A-	765		Midamerican Energy Co., 5.75%, 11/01/35	751,586
B+	118		Midwest Generation LLC, 8.56%, 1/02/16	128,913
B2	1,020		Mission Energy Holdings Co., 13.50%, 7/15/08	1,185,750
B-	110	[4]	Ocean Rig Norway AS, 8.375%, 7/01/13	118,525
B2	140		Orion Power Holdings, Inc., 12.00%, 5/01/10	165,900
Baa2	1,800		Progress Energy, Inc., 6.75%, 3/01/06	1,812,330
B	25		Range Resources Corp., 6.375%, 3/15/15	25,063
BB-	105		Reliant Energy, Inc., 6.75%, 12/15/14	97,387
B2	360	[4]	Targa Resources, Inc., 8.50%, 11/01/13	365,400
AA	325		Texaco Cap. Inc., 8.875%, 9/01/21	442,981
BB+	30		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	32,438
BBB-	135		Txu Corp., 6.50%, 11/15/24	122,353
B2	55	[4]	Whiting Petroleum Corp., 7.00%, 2/01/14	55,138

				16,375,650

			Entertainment & Leisure—2.1%
B+	2,000		Boyd Gaming Corp., 8.75%, 4/15/12	2,135,000
B-	250		Gaylord Entertainment Co., 6.75%, 11/15/14	240,000
Ba3	1,000		MGM Mirage, 9.75%, 6/01/07	1,050,000
BB+	2,000		Park Place Entertainment Corp., 8.875%, 9/15/08	2,150,000
B	205		Poster Financial Group, Inc., 8.75%, 12/01/11	209,100
B+	110	[4]	San Pasqual Casino, 8.00%, 9/15/13	110,000
BB-	290	[4]	Seneca Gaming Corp., 7.25%, 5/01/12	297,250
BB+	1,930		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/01/12	2,079,575
B+	125		Wynn Las Vegas LLC/Wynn Las Vegas Cap. Corp., 6.625%, 12/01/14	119,062

				8,389,987

			Financial Institutions—12.8%
BB	350	[4]	American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	339,500
			Bank of America Corp.,
Aa2	2,000		4.50%, 8/01/10	1,954,900
Aa3	2,450		7.80%, 2/15/10	2,707,495

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Financial Institutions—(cont’d)
Aa3	$1,400	[2]	Bank One Corp., 6.50%, 2/01/06	$1,407,504
AA	2,000	[4]	Barclays Bank PLC, 6.86%, 9/29/49 (United Kingdom)	2,130,000
B-	315		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	346,500
A+	500		Bear Stearns Co., Inc., 6.50%, 5/01/06	504,755
AAA	2,525		Berkshire Hathaway Fin. Corp., 3.375%, 10/15/08	2,429,631
AAA	1,440		Berkshire Hathaway Finance Corp., 4.125%, 1/15/10	1,397,563
B-	90	[4]	Borden US Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	88,650
			Citigroup, Inc.,
AA+	5,975		4.125%, 2/22/10	5,779,319
AA+	275		5.85%, 12/11/34	278,974
AA+	550		6.875%, 2/15/98	614,850
			Credit Suisse First Boston, Inc.,
AA-	700	[2]	6.125%, 11/15/11	733,859
AA-	1,000		7.125%, 7/15/32	1,153,600
BB	1,090		Crum & Forster Hldgs. Corp., 10.375%, 6/15/13	1,166,300
AA-	950		Deutsche Bank AG NY, 3.843%, 3/15/07	943,065
B+	130	[4]	E*Trade Financial Corp., 7.375%, 9/15/13	128,050
BB	200		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	182,000
AAA	3,000		General Electric Cap. Corp., 6.75%, 3/15/32	3,432,780
AAA	3,670		General Electric Capital Corp., 3.45%, 1/15/08	3,635,722
AA-	1,000		Goldman Sachs Group, Inc., 6.60%, 1/15/12	1,068,880
AA	2,525		HSBC Bank USA, Inc., 3.875%, 9/15/09	2,430,287
B-	360		K&F Acquisition, Inc., 7.75%, 11/15/14	360,000
AAA	3,000		KFW Intl. Finance, Inc., 5.25%, 6/28/06	3,017,190
A+	1,500		Lehman Brothers Holdings, Inc., 6.625%, 1/18/12	1,614,435
A	1,925		Metlife, Inc., 5.70%, 6/15/35	1,853,910
B-	460	[4]	Nell AF, 8.375%, 8/15/15 (Luxembourg)	441,600
A	700		Prudential Funding LLC, 5.40%, 6/13/35	646,037
			Rainbow National Services LLC,
B+	225	[4]	8.75%, 9/01/12	236,250
B+	1,445	[4]	10.375%, 9/01/14	1,593,112
AA-	395		RBS Capital Trust I, 4.709%, 12/29/49	371,434
B-	465		Standard Aero Holdings, Inc., 8.25%, 9/01/14	442,913
AA	2,000		UBS Preferred Funding Trust I, 8.622%, 10/29/49	2,288,762
B-	50		Universal City Florida Hldg. Co. I/II, 9.00%, 5/01/10	51,000
Aa1	1,000		Wells Fargo & Co., 4.625%, 8/09/10	983,020
Aa1	2,000		Wells Fargo Bank, 7.55%, 6/21/10	2,201,640
BB-	50		Western Financial Bank, 9.625%, 5/15/12	56,625

				51,012,112

			Health Care—1.3%
CCC	20		Curative Health Services, Inc., 10.75%, 5/01/11	13,500
B	200	[4]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	176,000
NR	2,000		HealthSouth Corp., 7.00%, 6/15/08	1,960,000
B	460	[4]	Insight Health Services Corp., 9.174%, 11/01/11	435,850
BB+	1,500		Omnicare, Inc., 8.125%, 3/15/11	1,565,625
			Tenet Healthcare Corp.,
B	80		6.375%, 12/01/11	69,800
B	100		9.875%, 7/01/14	97,500
B-	450		Universal Hospital Services, Inc., 10.125%, 11/01/11	454,500
BBB+	350		WellPoint, Inc., 5.95%, 12/15/34	355,495

				5,128,270

			Industrials—2.2%
BBB-	2,000		Briggs & Stratton Corp., 8.875%, 3/15/11	2,260,000
B-	80	[4]	Chart Industries, Inc., 9.125%, 10/15/15	79,000
Caa1	1,520	[4]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	1,573,200
B-	780		ERICO Intl. Corp., 8.875%, 3/01/12	803,400
Caa1	375	[4]	Hydrochem Industrial Services, 9.25%, 2/15/13	342,188
B	1,306		Manitowoc, Inc., 10.50%, 8/01/12	1,452,925
B-	470		NationsRent Cos., Inc., 9.50%, 5/01/15	487,625
CCC+	465		Park-Ohio Inds., Inc., 8.375%, 11/15/14	405,712

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Industrials—(cont’d)
B3	$530	[4]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	$535,300
CCC+	360		Trimas Corp., 9.875%, 6/15/12	293,400
Caa1	345		United Rentals NA, Inc., 7.00%, 2/15/14	313,950

				8,546,700

			Media—5.8%
B-	460		Allbritton Communications Co., 7.75%, 12/15/12	457,700
CCC+	390		American Media Operations, Inc., 10.25%, 5/01/09	370,500
			AOL Time Warner, Inc.,
BBB+	1,635		7.57%, 2/01/24	1,822,600
BBB+	3,000		9.125%, 1/15/13	3,599,310
BBB+	950		AT&T Broadband Corp., 8.375%, 3/15/13	1,094,200
BBB	700	[4]	BSKYB Finance UK PLC, 6.50%, 10/15/35 (United Kingdom)	685,825
CCC+	2,088	[4]	CCH I LLC, 11.00%, 10/01/15	1,881,810
CCC+	745		Charter Communications Holdings II, LLC/Charter Communications Holdings II Cap. Corp., 10.25%, 9/15/10	746,862
BBB+	1,000		Comcast Cable Communications, Inc., 6.75%, 1/30/11	1,056,690
			Comcast Corp.,
BBB+	250		5.65%, 6/15/35	223,553
BBB+	2,210		7.05%, 3/15/33	2,365,252
BB-	135		Echostar DBS Corp., 7.304%, 10/01/08	137,363
B	250		General Cable Corp., 9.50%, 11/15/10	263,125
CCC+	90		iesy Repository GmbH, 10.375%, 2/15/15 (Germany)	96,525
BBB	2,995		News America, Inc., 6.20%, 12/15/34	2,905,839
B3	180		Nexstar Finance, Inc., 7.00%, 1/15/14	159,300
B2	460		Primedia, Inc., 9.715%, 5/15/10	469,200
B	1,000		Quebecor Media, Inc., 11.125%, 7/15/11 (Canada)	1,087,500
B	400		Sinclair Broadcast Group, Inc., 8.75%, 12/15/11	422,000
BBB+	1,495		TCI Communications, Inc., 8.75%, 8/01/15	1,818,219
			Vertis, Inc.,
Caa1	825		10.875%, 6/15/09	767,250
Caa2	80	[4]	13.50%, 12/07/09	61,600
Caa1	715		Young Broadcasting, Inc., 10.00%, 3/01/11	672,100

				23,164,323

			Real Estate—1.5%
BBB+	1,000		AvalonBay Communities, Inc., 6.625%, 9/15/11	1,059,870
			EOP Operating LP,
BBB+	850		4.65%, 10/01/10	826,404
BBB+	1,070		7.25%, 6/15/28	1,179,621
A	585		ERP Operating LP, 5.25%, 9/15/14	576,787
			Rouse Co.,
BB+	725		3.625%, 3/15/09	674,598
BB+	1,715		5.375%, 11/26/13	1,615,736

				5,933,016

			Technology—1.6%
B	355		Celestica, Inc., 7.625%, 7/01/13 (Canada)	343,462
B+	100	[4]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	111,375
BB-	895		Lucent Technologies, Inc., 6.50%, 1/15/28	760,750
Ba3	220		MagnaChip Semiconductor SA/Magna Semiconductor Finance Co., 7.12%, 12/15/11 (Luxembourg)	214,500
B+	115		Sanmina-SCI Corp., 6.75%, 3/01/13	108,388
BB+	2,000		Seagate Technology Holdings, 8.00%, 5/15/09	2,095,000
			Stats Chippac Ltd.,
BB	350		6.75%, 11/15/11 (Singapore)	338,188
BB	50		7.50%, 7/19/10 (Singapore)	50,250
			Sungard Data Systems, Inc.,
B-	120	[4]	8.525%, 8/15/13	123,600
B-	300	[4]	9.125%, 8/15/13	306,750
B-	480	[4]	10.25%, 8/15/15	475,200
B	905		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	895,950
B-	370		UGS Corp., 10.00%, 6/01/12	405,150

				6,228,563

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Telecommunications—3.0%
A	$1,700		Bellsouth Telecommunications, Zero Coupon, 12/15/95	$843,914
BB-	270		Cincinnati Bell, Inc., 7.25%, 7/15/13	281,475
B-	170	[4]	Hawaiian Telcom Communications, Inc., 9.948%, 5/01/13	167,875
			Intelsat Ltd.,
Caa1	180		5.25%, 11/01/08	163,800
B2	70	[4]	8.25%, 1/15/13	70,175
B2	460	[4]	8.625%, 1/15/15	466,900
B2	315	[4]	8.695%, 1/15/12	319,725
BB-	200		Lucent Technologies, Inc., 6.45%, 3/15/29	171,000
B-	80		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	72,800
			Qwest Corp.,
BB+	375	[4]	7.12%, 6/15/13	392,813
BB+	55		7.875%, 9/01/11	57,750
BB	400		Qwest Services Corp., 13.50%, 12/15/10	456,500
Caa1	790		Rural Cellular Corp., 9.875%, 2/01/10	821,600
A	435		SBC Communications, Inc., 6.45%, 6/15/34	438,558
			Sprint Capital Corp.,
A-	1,205		6.875%, 11/15/28	1,287,555
A-	1,250		8.75%, 3/15/32	1,616,462
A+	635		Verizon Global Funding Corp., 7.75%, 12/01/30 - 6/15/32	735,765
A+	540		Verizon Maryland Incorporated, 5.125%, 6/15/33	450,862
A+	1,410		Verizon Pennsylvania, Inc., 5.65%, 11/15/11	1,402,104
A+	750		Verizon Virginia Inc., 4.625%, 3/15/13	699,398
A+	1,000		Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	1,100,770

				12,017,801

			Transportation—1.2%
A-	1,000		Canadian National Railway Co., 6.375%, 10/15/11 (Canada)	1,064,430
BBB	1,475		Canadian Pacific Railway Ltd., 6.25%, 10/15/11 (Canada)	1,561,995
B	400	[4]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	402,000
B	50		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	50,438
B3	47		Horizon Lines LLC, 9.00%, 11/01/12	49,879
BBB+	1,400		Norfolk Southern Corp., 7.05%, 5/01/37	1,645,756
B+	115		OMI Corp., 7.625%, 12/01/13	118,162

				4,892,660

			Total Corporate Bonds	185,356,654

			U.S. Government and Agency Securities—48.9%
			Overseas Private Investment Corp.,
	329		4.09%, 5/29/12	300,317
	919		4.30%, 5/29/12	858,214
	686		4.64%, 5/29/12	650,716
	387		4.68%, 5/29/12	359,479
	2,925		4.87%, 5/29/12	2,806,453
	3,655		5.40%, 5/29/12	3,646,134
	419		5.46%, 2/15/06	430,081
	742		5.79%, 5/29/12	759,933
	510	[6]	5.88%, 2/15/06	512,946
	1,408		5.94%, 5/29/12	1,447,533
	401		5.95%, 5/29/12	409,546
	473		6.10%, 5/29/12	488,602
	572		6.81%, 5/29/12	599,331
	4,567		6.89%, 5/29/12	4,802,098
	1,535		6.91%, 5/29/12	1,600,529
	413		7.35%, 2/15/06	436,510
			Small Business Administration, 6.95%, 11/01/16	1,381,982
			Tennessee Valley Authority,
	1,800	[3]	Ser. C, 5.88%, 4/01/36	1,987,812
	2,900	[3]	Ser. D, 4.875%, 12/15/16	2,933,321
			U.S. Treasury Bonds,
	32,000	[3]	6.00%, 2/15/26	36,787,488
	6,160	[3]	6.125%, 11/15/27	7,235,105
	24,320	[3]	6.50%, 11/15/26	29,621,031
	9,795	[3]	7.125%, 2/15/23	12,404,486
	445		8.125%, 8/15/19	594,146
	17,370	[3]	8.50%, 2/15/20	23,975,985

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Principal Amount (000)	Description	Value

	U.S. Government and Agency Securities—(cont’d)
$59,235	U.S. Treasury Notes, 4.00%, 8/31/07-2/15/15	$57,805,729

	Total U.S. Government and Agency Securities	194,835,507

	U.S. Government and Agency Zero Coupon Bond—0.5%
6,055 [3]	Resolution Funding Corp., 4/15/30	1,823,949

	Total Long-Term Investments (cost $611,353,630)	605,949,790

	SHORT-TERM INVESTMENTS—0.6%
	U.S. Government and Agency Zero Coupon Bonds—0.6%
200	Federal Home Loan Bank, 3.65%, 11/01/05[7]	200,000
900	FNMA Discount Notes, 3.72%, 11/01/05[7]	900,000
1,400	U.S. Treasury Bills, 3.17%, 11/10/05[7]	1,398,895

	Total Short-Term Investments (cost $2,498,895)	2,498,895

	Total investments before TBA Commitments and outstanding options written—152.9%
	(cost $613,852,525[8] )	608,448,685

	TBA SALE COMMITMENTS—(30.7)%
	Mortgage Pass-Through Securities—(30.7)%
	Federal National Mortgage Assoc. TBA,
(300)	5.50%, 11/30/20	(301,968)
(87,500)	5.50%, 11/30/35	(86,296,875)
(35,200)	6.00%, 11/30/35	(35,497,018)

	Total TBA Sale Commitments (proceeds $122,969,414)	(122,095,861)

Contracts/ Notional Amount (000)

	OUTSTANDING OPTIONS WRITTEN—(0.7)%
	Interest Rate Swaps,
(5,700)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/18	(205,912)
(5,700)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/18	(255,645)
(12,400)	Trust pays 3-month LIBOR, Trust Receives 5.67%, expires 1/04/10	(455,046)
(12,400)	Trust pays 5.67%, Trust Receives 3-month LIBOR, expires 1/04/10	(723,523)
(14,200)	Trust pays 3-month LIBOR, Trust Receives 4.725%, expires 6/13/07	(755,866)
(14,200)	Trust pays 4.725%, Trust Receives 3-month LIBOR, expires 6/13/07	(291,668)
(76)	U.S. Treasury Notes Futures, expires 2/24/06	(40,969)

	Total Outstanding Options Written (premium received $2,917,398)	(2,728,629)

	Total investments net of TBA sale commitments and outstanding options written—121.5%	$483,624,195
	Liabilities in excess of other assets—(21.5)%	(85,546,142)

	Net Assets—100%	$398,078,053

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]

Security, or a portion thereof, pledged as collateral with a value of $2,448,265 on 234 long U.S. Treasury Note futures contracts expiring December 2005, 780 long U.S. Treasury Bond futures contracts expiring December 2005, 1,163 short U.S. Treasury Note futures contracts expiring December 2005 and 228 short Eurodollar futures contracts expiring March 2006 to September 2007. The notional value of such contracts on October 31, 2005 was ($64,718,528), with an unrealized loss of $1,194,797.

[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2005, the Trust held 5.5% of its net assets, with a current market value of $21,777,631, in securities restricted as to resale.

[5]	Rate shown is interest rate or effective yield as of October 31, 2005 of the underlying collateral.
[6]	Security is fair valued.
[7]	Rate shown is yield to maturity as of October 31, 2005.
[8]

Cost for Federal income tax purposes is $614,171,549. The net unrealized depreciation on a tax basis is $5,722,864, consisting of $6,715,839 gross unrealized appreciation and $12,438,703 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS TBA – To Be Announced

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
BlackRock Income Trust Inc. (BKT)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—140.7%
			Mortgage Pass-Through Securities—32.1%
			CWALT, Inc.,
AAA	$3,870		Class 1 A1, 4.768%, 10/25/35	$3,908,961
AAA	7,532		Class 1 A5, 5.50%, 8/25/35	7,539,458
			Federal Home Loan Mortgage Corp.,
	1,277	[2]	4.173%, 1/01/35	1,269,263
	43		4.655%, 2/01/25	43,338
	1,054	[2]	4.959%, 10/01/34	1,037,245
	11,855		5.50%, 10/01/16 - 5/01/17	11,936,866
	41		5.555%, 11/01/30	41,724
	32		5.885%, 11/01/17	32,246
	81		6.50%, 5/01/29 - 5/01/30	83,980
	15		7.50%, 2/01/23	15,543
	81		8.00%, 11/01/15	84,327
	30		8.50%, 10/01/06 - 3/01/08	30,966
	203		9.00%, 9/01/20	219,347
			Federal National Mortgage Assoc.,
	25,482	[2]	5.00%, 6/01/33 - 11/01/35	24,589,573
	59,531	[2,3]	5.50%, 12/01/13 - 10/01/35	59,432,339
	7,154		6.00%, 11/01/31 - 8/01/34	7,221,184
	3,714	[2]	6.50%, 2/01/26 - 5/01/31	3,818,632
	6,127		7.00%, 6/01/26 - 01/01/32	6,404,273
	5,115		7.50%, 11/01/14 - 9/01/23	5,236,701
	305		8.00%, 5/01/08 - 5/01/22	313,238
	12		9.50%, 1/01/19 - 9/01/19	12,916
			Government National Mortgage Assoc.,
	115		7.00%, 10/15/17	120,892
	604		7.50%, 8/15/21 - 12/15/23	640,864
	395		8.00%, 10/15/22 - 2/15/29	424,833
	41		9.00%, 6/15/18 - 9/15/21	44,823

			Total Mortgage Pass-Through Securities	134,503,532

			Federal Housing Administration Securities—2.9%
	517		GMAC Colonial, 7.40%, 12/01/22	523,708
	4,058		GMAC Projects, Ser. 56, 7.43%, 11/01/22 - 2/01/23	4,116,906
	53		Merrill Projects, 7.43%, 5/15/23	53,630
	837		Reilly Project, 8.28%, 3/01/20	849,835
	6,440		USGI Projects, Ser. 99, 7.43%, 6/01/21 - 10/01/23	6,532,675

			Total Federal Housing Administration Securities	12,076,754

			Agency Multiple Class Mortgage Pass-Through Securities—19.9%
			Federal Home Loan Mortgage Corp.,
	5,654		Ser. 11, Class A9, 2.504%, 1/25/28	4,721,151
	4,000		Ser. 40, Class K, 6.50%, 10/15/08 - 8/17/24	4,104,330
	10,200		Ser. 2542, Class UC, 6.00%, 12/15/22	10,350,960
	12,344	[2]	Ser. 2758, Class KV, 5.50%, 5/15/23	12,367,429
	1,654		Ser. 2765, Class UA, 4.00%, 3/15/11	1,551,280
			Federal National Mortgage Assoc.,
	29,119		Ser. 28, Class PB, 6.00%, 9/25/15 - 1/25/34	29,611,606
	124		Ser. 38, Class F, 8.325%, 4/25/21	132,602
	5,157		Ser. 43, Class E, 7.50%, 4/25/22 - 5/25/34	5,479,783
	1,687		Ser. 60, Class PA, 5.50%, 3/01/34 - 4/25/34	1,648,685
	4		Ser. 256, Class F, 5.563%, 11/25/23	4,066
	3,052		Freddie Mac Structured Pass, 5.50%, 6/15/35	3,058,883

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Principal Amount (000)		Description	Value

		Agency Multiple Class Mortgage Pass-Through Securities—(cont’d)
		Government National Mortgage Assoc.,
$1,571		Ser. 5, Class Z, 7.00%, 5/16/26	$1,621,683
2,500		Ser. 33, Class PB, 6.50%, 7/20/31	2,572,709
12,725		Ser. 75, Class IJ, 5.50%, 7/20/25	676,348
5,267		Ser. 89, Class PE, 6.00%, 10/20/34	5,445,020

		Total Agency Multiple Class Mortgage Pass-Through Securities	83,346,535

		Non-Agency Multiple Class Mortgage Pass-Through Securities—2.7%
10,909		Residential Funding Securities Corp., 8.50%, 5/25/33	11,321,861
82	[4]	Summit Mortgage Trust, 6.292%, 12/28/12	82,114

		Total Non-Agency Multiple Class Mortgage Pass-Through Securities	11,403,975

		Inverse Floating Rate Mortgage Securities—1.6%
		Federal Home Loan Mortgage Corp.,
24		Ser. 1043, Class H, 26.438%, 2/15/21	28,274
47		Ser. 1160, Class F, 22.631%, 10/15/21	48,545
455	[3]	Ser. 1616, Class SB, 8.50%, 11/15/08	454,922
1,449		Ser. 1688, Class S, 9.754%, 12/15/13	1,473,235
		Federal National Mortgage Assoc.,
126		Ser. 38, Class SA, 10.186%, 4/25/21	129,584
—		Ser. 46, Class S, 1,588.688%, 5/25/21	9,219
—		Ser. 49, Class S, 612.30%, 12/25/21	3,859
661		Ser. 72, Class S, 8.75%, 5/25/08	663,430
180		Ser. 87, Class S, 15.917%, 8/25/21	244,113
283		Ser. 93, Class S, 8.50%, 5/25/08	282,767
3		Ser. 145, Class S, 21.831%, 10/25/06	2,851
130		Ser. 170, Class SC, 9.00%, 9/25/08	131,639
1,253		Ser. 196, Class SC, 8.313%, 10/25/08	1,264,300
469		Ser. 214, Class SH, 7.73%, 12/25/08	450,206
1,392		Ser. 247, Class SN, 10.00%, 12/25/23	1,375,449
242		Kidder Peabody Acceptance Corp., 9.123%, 8/25/23	241,266

		Total Inverse Floating Rate Mortgage Securities	6,803,659

		Interest Only Asset-Backed Securities—1.5%
5,776	[4]	Morgan Stanley Cap. Trust I, 1.686%, 6/15/17	88,915
		Sterling Coofs Trust,
42,140		Ser. 1, 2.362%, 4/15/29	3,476,514
33,705		Ser. 2, 1.00%, 3/30/30	2,570,006

		Total Interest Only Asset-Backed Securities	6,135,435
		Interest Only Mortgage-Backed Securities—9.2%
3,581		ABN Amro Mortgage Corp., 5.50%, 3/25/33	116,933
245		American Housing Trust, Zero Coupon, 3/25/19	5,000
82,632	[5]	Commercial Mortgage Acceptance Corp., 0.919% 11/15/17	1,544,981
26,515	[4]	CS First Boston Mortgage Securities Corp., 1.721%, 6/20/29	858,570
		Federal Home Loan Mortgage Corp.,
9,093		Ser. 60, Class HS, 1.938%, 4/25/24	113,393
—		Ser. 176, Class M, 1,010.00%, 7/15/21	102
—		Ser. 192, Class U, 1,009.033%, 2/15/22	129
2,601		Ser. 204, 6.00%, 5/01/29	596,502
—		Ser. 1054, Class I, 522.36%, 3/15/21	569
—		Ser. 1056, Class KD, 1,084.50%, 3/15/21	2,834
—		Ser. 1057, Class J, 1,008.001%, 3/15/21	5,546
1		Ser. 1148, Class E, 710.464%, 10/15/21	1,768
—		Ser. 1179, Class O, 1,009.389%, 11/15/21	369
—		Ser. 1221 Class H, 1,006.50%, 3/15/07	191
513		Ser. 1706, Class IA, 7.00%, 10/15/23	31,338
160		Ser. 1720, Class PK, 7.50%, 1/15/24	11,444
5,925		Ser. 1914, Class PC, 0.75%, 12/15/11	69,148

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Principal Amount (000)		Description	Value

		Interest Only Mortgage-Backed Securities—(cont’d)
		Federal Home Loan Mortgage Corp., (cont’d)
$3,842		Ser. 2002, Class HJ, 3.00%, 10/15/08	$43,468
1,432		Ser. 2296, Class SA, 3.635%, 3/15/16	76,799
791		Ser. 2444, Class ST, 3.855%, 9/15/29	43,496
48,068		Ser. 2687, Class IQ, 5.50%, 8/15/13-9/15/32	4,305,349
29,415		Ser. 2773, Class OX, 5.00%, 9/15/12-4/15/26	3,173,347
9,448		Ser. 2559, Class IO, 0.961%, 8/15/30	44,294
50,585		Ser. 2786, Class PI, 4.50%, 10/15/10-7/15/19	2,522,471
16,219		Ser. 2779, Class YS, 3.035%, 1/15/33	1,123,023
22,027		Ser. 2780, Class SM, 1.885%, 4/15/34	564,110
6,727		Ser. 2825, Class NI, 5.50%, 3/15/30	1,558,171
43,942		Ser. 2990, Class WR, 2.431%, 6/15/35	2,842,531
		Federal National Mortgage Assoc.,
328		Ser. 5, Class H, 9.00%, 1/25/22	45,348
18		Ser. 7, Class 2, 8.50%, 4/01/17	3,674
1		Ser. 7, Class S, 686.349%, 3/25/21	10,261
2		Ser. 10, Class S, 664.091%, 5/25/21	19,726
1		Ser. 12, Class C, 1,016.898%, 2/25/22	13,497
1		Ser. 12, Class S, 702.701%, 5/25/21	29,697
1		Ser. 17, Class S, 663.569%, 6/25/21	13,381
—		Ser. 20, Class H, 856.27%, 3/25/06	1
1		Ser. 33, Class PV, 1,078.42%, 10/25/21	31,648
—		Ser. 38, Class N, 1,008.50%, 4/25/21	924
1		Ser. 50, Class G, 1,158.628%, 12/25/21	10,809
1,084		Ser. 50, Class SI, 1.20%, 4/25/23	29,353
916		Ser. 60, Class SB, 1.60%, 10/25/22	20,260
6,749		Ser. 68, Class SC, 4.038%, 3/25/09-1/25/24	436,493
42,143		Ser. 82, Class IR, 5.00%, 9/25/12-7/25/33	3,844,264
—		Ser. 84, Class H, 1,100.633%, 8/25/06	48
18,202		Ser. 88, Class TI, 4.50%, 11/25/13	912,079
32		Ser. 89, Class 2, 8.00%, 6/01/18	6,371
10		Ser. 94, Class 2, 9.50%, 8/01/21	2,302
—		Ser. 99, Class L, 930.00%, 8/25/21	5,631
42,740		Ser. 90, Class JH, 2.663%, 11/25/34	2,306,265
18,471		Ser. 90, Class M, 6.00%, 1/25/28	2,868,691
3,507		Ser. 122, Class IA, 4.00%, 9/25/09	63,196
—		Ser. 123, Class M, 1,009.50%, 10/25/20	947
48		Ser. 136, Class S, 16.024%, 11/25/20	58,931
1		Ser. 139, Class PT, 648.35%, 10/25/21	6,840
20		Ser. 141, Class SA, 18.75%, 8/25/07	3,911
3,217		Ser. 199, Class SB, 3.438%, 10/25/23	156,456
20,382		Ser. 602, Class BI, 5.50%, 7/25/15-8/25/33	2,392,796
904		Ser. W4, 6.50%, 12/25/28	137,859
131		First Boston Mortgage Securities Corp., 10.965%, 4/25/17	21,891
26,591		GMAC Commercial Mortgage Securities, Inc., 1.563%, 7/15/27	900,627
12,832	[4]	Goldman Sachs Mortgage Securities Corp., 0.997%, 2/19/25	276,520
		Government National Mortgage Assoc.,
2,601		Ser. 39, Class ID, 5.00%, 5/20/33	484,320
3,361		Ser. 58, Class IT, 5.50%, 7/20/33	372,329
26,626		Ser. 89, Class SA, 1.779%, 10/16/33	1,215,231
108		Kidder Peabody Acceptance Corp., 9.50%, 4/22/18	23,048
2,055		Merrill Lynch Mortgage Investors, Inc., 1.216%, 6/15/21	93,370
83,062		MLCC Mortgage Investors Inc., 0.83%, 3/25/28	1,453,587
2,439		Morgan Stanley Cap. Trust I, 5.00%, 5/25/19	290,774
15,751		Small Business Administration, 1.38%, 4/01/15	59,066
129,420		Vendee Mortgage Trust, 5.40%, 5/15/29	301,549

		Total Interest Only Mortgage-Backed Securities	38,579,847

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Principal Amount (000)		Description	Value

		Principal Only Mortgage-Backed Securities—7.2%
$100	[6]	Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 11.50%, 5/23/17	$98,961
11,393	[6]	Countrywide Home Loans, Inc., Ser. J8, Class PO, 4.787%, 9/25/23	8,395,432
516	[6]	Drexel Burnham Lambert, Inc., Ser. V, Class 1, 11.50%, 9/01/18	458,152
		Federal Home Loan Mortgage Corp.,
359	[6]	Ser. 8, Class A10, 6.737%, 11/15/28	282,220
234	[6]	Ser. 1418, Class M, 7.50%, 11/15/22	214,786
580	[6]	Ser. 1571, Class G, 7.50%, 8/15/23	521,887
3,333	[6]	Ser. 1739, Class B, 7.50%, 2/15/24	2,870,880
		Federal National Mortgage Assoc.,
458	[6]	Ser. 2, Class KB, 8.00%, 1/25/23	366,747
16,330	[6]	Ser. W4, Class PO, 5.985%, 2/25/29	12,839,758
435	[6]	MASTR Asset Securitization Trust, Ser. 3, Class 4A15, 5.65%, 3/25/34	335,651
13,000	[6]	Resolution Funding Corp., Zero Coupon, 4/15/30	3,915,990
27	[6]	Structured Mortgage Asset Residential Trust, Ser. 3C, Class CX, 7.031%, 4/25/24	23,806

		Total Principal Only Mortgage-Backed Securities	30,324,270

		Collateralized Mortgage Obligation Residuals—0.0%
		Collateralized Mortgage Obligation Trust,
1		Ser. 40, Class R, 580.50%, 4/01/18	718
—		Ser. 42, Class R, 6,000.00%, 10/01/14	11,766
		Federal Home Loan Mortgage Corp.,
—		Ser. 19, Class R, 11,078.201%, 3/15/20	4,550
—		Ser. 75, Class R, 9.50%, 1/15/21	7
—		Ser. 75, Class RS, 15.485%, 1/15/21	7
—		Ser. 173, Class R, 9.00%, 11/15/21	38
—		Ser. 173, Class RS, 9.072%, 11/15/21	38
—		Ser. 200, Class R, 118,500.264%, 12/15/22	858
13	[5]	PaineWebber CMO Trust, 13.80%, 9/01/18	—

		Total Collateralized Mortgage Obligation Residuals	17,982

		Collateralized Mortgage Obligations—20.1%
—		FBC Mortgage Securities Trust 16, 4.804%, 7/01/17	283,265
		Federal Home Loan Mortgage Corp.,
8,382		Ser. 2218 Class Z, 8.50%, 3/15/20 - 3/15/30	9,382,648
15,695		Ser. 2461, Class Z, 6.50%, 5/15/12 - 6/15/32	16,134,998
2,475		Ser. 2562 Class PG, 5.00%, 1/15/18	2,467,501
1,492		Ser. 2582, Class TB, 3.50%, 10/15/21	1,484,678
2,050		Ser. 2750, Class TC, 5.25%, 2/15/34	2,006,438
3,551		Ser. 2806, Class VC, 6.00%, 12/15/19	3,609,314
2,152		Ser. 2927, Class BZ, 5.50%, 2/15/35	2,021,196
		Federal National Mortgage Assoc.,
7,380		Ser. 47, Class AK, 5.00%, 6/25/20	7,302,424
5,996		Ser. 59, Class S, 6.328%, 10/25/22	876,345
3,371		Ser. 68, Class PC, 5.50%, 7/25/35	3,361,443
7,736		Ser. 73, Class DS, 7.053%, 8/25/35	6,859,413
		GSR Mortgage Loan Trust,
5,435		Ser. 10, Class 2A1, 4.475%, 10/25/33	5,172,453
5,145		Ser. 13, Class 1A1, 4.506%, 10/25/33	4,948,582
6,725		Indymac MBS, Inc., 4.388%, 10/25/18	6,716,509
2,129		MASTR Alternative Loan Trust, 6.00%, 1/25/19	306,065
2,308		MASTR Alternative Loan Trust, 8.00%, 11/25/18	2,384,615
9,183		MASTR Asset Securitization Trust, 5.25%, 10/25/14	8,912,313

		Total Collateralized Mortgage Obligations	84,230,200

		Corporate Bonds—1.0%
		Financial Institutions—1.0%
3,961		Structured Asset Receivable Trust, 1.649%, 1/21/10	3,967,183

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Principal Amount (000)		Description	Value

		U.S. Government and Agency Securities—42.5%
		Overseas Private Investment Corp.,
$299		4.09%, 5/29/12	$273,015
835		4.30%, 5/29/12	780,194
623		4.64%, 5/29/12	591,559
352		4.68%, 5/29/12	326,799
2,659		4.87%, 5/29/12	2,551,321
3,323		5.40%, 5/29/12	3,314,668
381		5.46%, 2/15/06	390,982
674		5.79%, 5/29/12	690,849
464	[5]	5.88%, 2/15/06	466,314
1,280		5.94%, 5/29/12	1,315,939
364		5.95%, 5/29/12	372,315
430		6.10%, 5/29/12	444,184
520		6.81%, 12/16/06	544,846
4,152		6.89%, 5/29/12	4,365,544
1,396		6.91%, 5/29/12	1,455,026
375		7.35%, 2/15/06	396,827
		Small Business Administration,
969		Ser. 20C-1, 7.15%, 3/01/17	1,013,911
1,214		Ser. 20E-1, 7.60%, 5/01/16	1,271,851
1,643		Ser. 20F-1, 7.55%, 6/01/16	1,722,268
1,107		Ser. 20G-1, 7.70%, 7/01/16	1,163,720
1,428		Ser. 20H-1, 7.25%, 8/01/16	1,493,021
2,517		Ser. 20K-1, 6.95%, 11/01/16	2,616,682
1,689		Small Business Investment Cos., 6.12%, 2/01/08	1,727,920
129,000	[2]	U.S. Treasury Bonds, Zero Coupon, 11/15/24	51,133,278
		U.S. Treasury Notes,
40,000	[2]	1.50%, 3/31/06	39,568,800
2,930	[2]	2.50%, 5/31/06	2,900,700
915		3.625%, 1/15/10	885,546
21,000	[2]	3.75%, 3/31/07	20,809,740
19,400		4.00%, 8/31/07	19,263,618
9,000	[2]	4.25%, 11/15/13	8,814,420
5,145		4.25%, 11/15/13	5,019,615

		Total U.S. Government and Agency Securities	177,685,472

		Total Long-Term Investments (cost $610,664,067)	589,074,844

		SHORT-TERM INVESTMENT—0.2%
		U.S. Government and Agency Zero Coupon Security—0.2%
640		U.S. Treasury Bills, 3.44%, 11/10/05[9] (cost $639,481)	639,481

		Total investments before investments sold short, borrowed bonds, TBA sale commitments and outstanding options written (cost $611,303,5487)	589,714,325

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Principal/ Amount (000)	Description	Value

	INVESTMENTS SOLD SHORT—(17.2)%
	U.S. Treasury Bonds,
$(12,930)	5.375%, 2/15/31	$(14,097,708)
(15,750)	6.25%, 8/15/23	(18,373,320)
	U.S. Treasury Notes,
(14,900)	4.00%, 2/15/15	(14,250,509)
(12,000)	4.125%, 8/15/10	(11,820,000)
(13,900)	4.25%, 11/15/14	(13,560,646)

	Total Investments Sold Short (proceeds $73,151,527)	(72,102,183)

	BORROWED BONDS—17.4%
	U.S. Treasury Bonds,
14,288 [8]	5.375%, 11/02/05	14,287,650
18,624 [8]	6.25%, 11/02/05	18,624,375
	U.S. Treasury Notes,
14,397 [8]	4.00%, 11/02/05	14,397,125
11,940 [8]	4.125%, 11/02/05	11,940,000
13,848 [8]	4.25%, 11/02/05	13,847,875

	Total Borrowed Bonds (cost $73,097,025)	73,097,025

	TBA SALE COMMITMENTS—(5.1)%
	Federal National Mortgage Assoc. TBA,
(8,000)	5.00%, 11/30/35	(7,697,504)
(14,000)	5.50%, 11/30/35	(13,807,500)

	Total TBA Sale Commitments (proceeds $21,750,313)	(21,505,004)

Notional Amount (000)

	OUTSTANDING OPTIONS WRITTEN—(0.6)%
	Interest Rate Swaps,
(5,700)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/18	(205,912)
(5,700)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/18	(255,645)
(12,400)	Trust pays 3-month LIBOR, Trust Receives 5.67%, expires 1/04/10	(455,046)
(12,400)	Trust pays 5.67%, Trust Receives 3-month LIBOR, expires 1/04/10	(723,523)
(14,200)	Trust pays 3-month LIBOR, Trust Receives 4.725%, expires 6/13/07	(750,543)
(14,200)	Trust pays 4.725%, Trust Receives 3-month LIBOR, expires 6/13/07	(289,614)

	Total Outstanding Options Written (premium received $2,868,468)	(2,680,283)

	Total investments net of investments sold short, borrowed bonds, TBA sale commitments and outstanding options written—135.4%	$566,523,880
	Liabilities in excess of other assets—(35.4)%	(148,133,756)

	Net Assets—100%	$418,390,124

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[3]

Security, or a portion thereof, pledged as collateral with a value of $2,646,906 on 362 short U.S. Treasury Note futures contracts expiring December 2005, 847 short U.S. Treasury Bond futures contracts expiring December 2005 and 296 short Eurodollar futures contracts expiring March 2006 to September 2007. The notional value of such contracts on October 31, 2005 was ($203,956,400), with an unrealized gain of $5,144,471.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2005, the Trust held 0.3% of its net assets, with a current market value of $1,306,119, in securities restricted as to resale.

[5]	Security is fair valued.
[6]	Rate shown is interest rate or effective yield as of October 31, 2005 of the underlying collateral.
[7]

Cost for Federal income tax purposes is $615,022,603. The net unrealized depreciation on a tax basis is $25,308,278, consisting of $11,463,907 gross unrealized appreciation and $36,772,185 gross unrealized depreciation.

[8]	The interest rate and maturity date shown represent the terms of the bonds borrowed transaction, not the security borrowed (see Note 1).
[9]	Rate shown is yield to maturity as of October 31, 2005.

KEY TO ABBREVIATIONS
TBA – To Be Announced

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005

BlackRock Limited Duration Income Trust (BLW)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—138.7%
			Corporate Bonds—59.8%
			Aerospace & Defense—2.6%
NR	$1,560		AAR Corp., 8.39%, 5/15/11	$1,591,200
NR	2,134		Aero Invest, 10.634%, 3/22/15 (Luxembourg)	2,531,370
B-	1,020		BE Aerospace, Inc., 8.875%, 5/01/11	1,073,550
NR	4,750		Raytheon Co., 7.00%, 5/15/06	4,958,857
BB	5,350	[2]	Sequa Corp., 8.875%, 4/01/08	5,523,875
B-	2,755		Transdigm, Inc., 8.375%, 7/15/11	2,865,200

				18,544,052

			Automotive—2.1%
B-	1,140		Accuride Corp., 8.50%, 2/01/15	1,077,300
BB+	270		Arvinmeritor, Inc., 8.75%, 3/01/12	255,150
A3	7,500	[2]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	7,289,700
B-	470		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	452,375
CCC+	1,105	[3]	Metaldyne Corp., 11.00%, 11/01/13	991,738
BB	530		Navistar Intl. Corp., 6.25%, 3/01/12	475,675
BB-	3,729		TRW Automotive, Inc., 9.375%, 2/15/13	4,008,675

				14,550,613

			Basic Materials—6.9%
BB-	420		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	389,550
B-	3503		BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 9.65%, 7/15/10	353,500
B-	4,250	[2]	Caraustar Industries, Inc., 9.875%, 4/01/11	4,133,125
BB-	740		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	749,250
BB+	5,685	[2]	Georgia Pacific Corp., 8.875%, 2/01/10	6,317,456
			Huntsman LLC,
B	310		11.50%, 7/15/12	350,300
BB-	1,950		11.625%, 10/15/10	2,218,125
BB	300		IMC Global, Inc., 10.875%, 6/01/08	335,250
CCC+	2,625	[3]	Innophos, Inc., 9.125%, 8/15/14	2,657,812
BB+	5,000		Ipsco, Inc., 8.75%, 6/01/13 (Canada)	5,512,500
			Lyondell Chemical Co.,
BB-	560		10.50%, 6/01/13	635,600
BB-	4,500		11.125%, 7/15/12	5,017,500
B-	340		Nalco Co., 8.875%, 11/15/13	347,650
			NewPage Corp.,
CCC+	500		10.00%, 5/01/12	457,500
B3	1,500		10.50%, 5/01/12	1,402,500
B-	370	[3]	PQ Corp., 7.50%, 2/15/13	336,700
			Rhodia SA,
CCC+	1,175		8.875%, 6/01/11 (France)	1,107,438
B3	125		10.25%, 6/01/10 (France)	132,813
B-	3,645		Rockwood Specialties Group, Inc., 10.625%, 5/15/11	3,900,150
B-	450	[3]	Rockwood Specialties Grp., 7.50%, 11/15/14	436,500
			Southern Peru Copper Corp.,
BBB-	210	[3]	6.375%, 7/27/15	205,724
BBB-	700	[3]	7.50%, 7/27/35	680,750
BB	3,250		US Steel LLC, 10.75%, 8/01/08	3,607,500
BBB	7,500	[2]	Weyerhaeuser Co., 5.25%, 12/15/09	7,479,345

				48,764,538

			Building & Development—1.1%
B-	350	[3]	Ahern Rentals, Inc., 9.25%, 8/15/13	357,438
B2	750	[3]	Compression Polymers Corp., 10.50%, 7/01/13	682,500
BBB-	3,000		DR Horton, Inc., 5.875%, 7/01/13	2,898,975
B-	375	[3]	Goodman Global Hldgs., Inc., 6.41%, 6/15/12	369,375
B-	3,170	[3]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	2,995,650
B	550		North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	572,000

				7,875,938

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Conglomerates—1.1%
BB-	$75		Stena AB, 7.00%, 12/01/16 (Sweden)	$69,375
BBB+	7,500	[2]	Tyco Intl. Group SA, 6.125%, 11/01/08 (Luxembourg)	7,721,775

				7,791,150

			Consumer Products—6.2%
B3	300		ALH Finance LLC, 8.50%, 1/15/13	271,500
B1	5,000		Cenveo Corp., 9.625%, 3/15/12	5,275,000
CCC+	1,610		Duane Reade, Inc., 8.37%, 12/15/10	1,543,587
B2	1,630		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	1,385,500
B2	2,140		Gold Kist, Inc., 10.25%, 3/15/14	2,418,200
B+	5,000		Group 1 Automotive, Inc., 8.25%, 8/15/13	4,750,000
			GSC Holdings Corp.,
Ba3	300	[3]	7.875%, 10/01/11	301,875
Ba3	510	[3]	8.00%, 10/01/12	497,250
BBB-	4,400		JC Penney Co., Inc., 8.00%, 3/01/10	4,757,500
B-	2,835	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	2,636,550
B-	1,550		Lazydays RV Center, Inc., 11.75%, 5/15/12	1,612,000
B	2,075		Levi Strauss & Co., 8.804%, 4/01/12	2,062,031
B3	4,605		Movie Gallery, Inc., 11.00%, 5/01/12	3,684,000
B2	223	[3]	Neiman-Marcus Group Inc., 9.00%, 10/15/15	219,098
BB-	600	[3]	Quiksilver, Inc., 6.875%, 4/15/15	556,500
			Rite Aid Corp.,
B-	375	[3]	6.125%, 12/15/08	352,500
BB-	5,000		8.125%, 5/01/10	5,062,500
CCC+	700	[3]	Rural/Metro Corp., 9.875%, 3/15/15	731,500
B1	2,500		Sheridan Group, Inc., 10.25%, 8/15/11	2,600,000
B	3,500		Sonic Automotive, Inc., 8.625%, 8/15/13	3,316,250

				44,033,341

			Containers & Packaging—0.6%
			Graham Packaging Co., Inc.,
CCC+	785		8.50%, 10/15/12	757,525
CCC+	935		9.875%, 10/15/14	885,913
B-	2,500		Graphic Packaging Intl., Inc., 9.50%, 8/15/13	2,250,000
CCC+	665	[3]	Pregis Corp., 12.375%, 10/15/13	651,700

				4,545,138

			Ecological Services & Equipment—0.3%
B	2,000		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,145,000

			Energy —6.4%
BB+	5,500	[3]	AES Corp., 8.75%, 5/15/13	5,933,125
			ANR Pipeline Co.,
B1	460		7.375%, 2/15/24	478,975
B1	1,780		9.625%, 11/01/21	2,153,800
B2	3,440		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	3,508,800
			Calpine Corp.,
B-	180	[3]	8.50%, 7/15/10	126,450
B	700	[3]	9.625%, 9/30/14	710,500
CCC	15		Calpine Energy Finance ULC, 8.50%, 5/01/08 (Canada)	8,138
BB	4,000		Chesapeake Energy Corp., 7.50%, 9/15/13	4,220,000
B-	1,095	[3]	Clayton Williams Energy, Inc., 7.75%, 8/01/13	1,056,675
			CMS Energy Corp.,
BB-	150		7.50%, 1/15/09	155,250
BB-	460		9.875%, 10/15/07	494,500
Ba3	750	[3]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	780,000
B+	2,350	[3]	Dynegy Holdings, Inc., 10.125%, 7/15/13	2,585,000
			El Paso CGP Co.,
B-	400		7.42%, 2/15/37	362,000
B-	525		9.625%, 5/15/12	575,531
B-	225		10.75%, 10/01/10	245,531
B-	400		El Paso Corp., 7.80%, 8/01/31	396,500
B1	400		El Paso Natural Gas Co., 8.375%, 6/15/32	441,000

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Energy—(cont’d.)
B	$260		Exco Resources, Inc., 7.25%, 1/15/11	$265,200
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	430	[3]	7.75%, 11/01/15	430,000
B	2,434	[3]	10.50%, 9/01/10	2,726,080
			KCS Energy, Inc.,
B-	325		7.125%, 4/01/12	330,687
B-	400	[3]	7.125%, 4/01/12	408,000
			Midwest Generation LLC,
B+	4,778		8.56%, 1/02/16	5,208,061
B+	1,315		Ser. A, 8.30%, 7/02/09	1,367,600
B2	500		Mission Energy Holdings Co., 13.50%, 7/15/08	581,250
B-	450	[3]	Ocean Rig Norway AS, 8.375%, 7/01/13	484,875
B2	580		Orion Power Holdings, Inc., 12.00%, 5/01/10	687,300
B	110		Range Resources Corp., 6.375%, 3/15/15	110,275
BB-	215		Reliant Energy, Inc., 6.75%, 12/15/14	199,413
B	5,000		Swift Energy Co., 9.375%, 5/01/12	5,400,000
B2	1,475	[3]	Targa Resources, Inc., 8.50%, 11/01/13	1,497,125
BB+	100		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	108,125
B2	190	[3]	Whiting Petroleum Corp., 7.00%, 2/01/14	190,475
BB	1,000		Williams Cos., Inc., 7.125%, 9/01/11	1,036,250

				45,262,491

			Entertainment & Leisure—1.0%
Ba3	5,425		MGM Mirage, 9.75%, 6/01/07	5,696,250
B	250		Poster Financial Group, Inc., 8.75%, 12/01/11	255,000
B+	460	[3]	San Pasqual Casino, 8.00%, 9/15/13	460,000
B+	400		Wynn Las Vegas LLC/Wynn Las Vegas Cap. Corp., 6.625%, 12/01/14	381,000

				6,792,250

			Financial Institutions—8.2%
BB	1,480	[3]	American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	1,435,600
B-	2,333		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	2,566,300
BB	3,360		Crum & Forster Hldgs. Corp., 10.375%, 6/15/13	3,595,200
B+	550	[3]	E*Trade Financial Corp., 7.375%, 9/15/13	541,750
BB	1,000		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	910,000
			Ford Motor Credit Co.,
BBB-	500		7.25%, 10/25/11	465,020
BBB-	7,500	[2]	7.375%, 2/01/11	7,043,977
			General Motors Acceptance Corp.,
BB	3,000		5.05%, 1/16/07	2,941,560
BB	7,500	[3]	6.875%, 8/28/12	7,201,800
Ba3	2,500		Huntsman Advanced Materals, LLC, 11.00%, 7/15/10	2,790,625
B-	900		K&F Acquisition, Inc., 7.75%, 11/15/14	900,000
Baa2	5,000	[3]	Kazkommerts Intl. BV, 10.125%, 5/08/07	5,287,500
BBB	200		Marsh & McLennan Cos., Inc., 4.27%, 7/13/07	199,256
B-	1,800	[3]	Nell AF, 8.375%, 8/15/15 (Luxembourg)	1,728,000
			Rainbow National Services LLC,
B+	925	[3]	8.75%, 9/01/12	971,250
B+	4,985	[3]	10.375%, 9/01/14	5,495,962
B-	1,080		Standard Aero Holdings, Inc., 8.25%, 9/01/14	1,028,700
NR	7,135		Structured Asset Receivable Trust, 1.649%, 1/21/10	7,145,761
B-	220		Universal City Florida Hldg. Co. I/II, 9.00%, 5/01/10	224,400
BB-	4,425	[2]	Western Financial Bank, 9.625%, 5/15/12	5,011,313

				57,483,974

			Health Care—2.8%
B-	5,000		Concentra Operating Corp., 9.50%, 8/15/10	5,150,000
CCC	80		Curative Health Services, Inc., 10.75%, 5/01/11	54,000
B	1,345	[3]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	1,183,600
B	1,750	[3]	Insight Health Services Corp., 9.174%, 11/01/11	1,658,125
B-	3,000		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	3,195,000

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Health Care—(cont’d.)
			Tenet Healthcare Corp.,
B	$340		6.375%, 12/01/11	$296,650
B	1,470		9.875%, 7/01/14	1,433,250
B3	4,500		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	4,871,250
B-	1,880		Universal Hospital Services, Inc., 10.125%, 11/01/11	1,898,800

				19,740,675

			Industrials—3.2%
B-	300	[3]	Chart Industries, Inc., 9.125%, 10/15/15	296,250
Caa1	5,760	[3]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	5,961,600
B-	2,665		ERICO Intl. Corp., 8.875%, 3/01/12	2,744,950
B-	4,000		Fasten Tech, Inc., 11.50%, 5/01/11	4,140,000
Caa1	1,670	[3]	Hydrochem Industrial Services, 9.25%, 2/15/13	1,523,875
B-	1,880		NationsRent Cos., Inc., 9.50%, 5/01/15	1,950,500
CCC+	1,955		Park-Ohio Inds., Inc., 8.375%, 11/15/14	1,705,737
B3	2,240	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	2,262,400
CCC+	2,395		Trimas Corp., 9.875%, 6/15/12	1,951,925

				22,537,237

			Media—7.3%
B-	740		Allbritton Communications Co., 7.75%, 12/15/12	736,300
CCC+	1,550		American Media Operations, Inc., 10.25%, 5/01/09	1,472,500
NR	2,360		Cablecom SCA, 4.935%, 4/30/12 (Luxembourg)	2,855,435
CCC+	3,500		CBD Media Inc., 8.625%, 6/01/11	3,548,125
CCC+	880		Charter Communications Holdings II, LLC/Charter Communications Holdings II Cap. Corp., 10.25%, 9/15/10	882,200
BBB+	6,685	[2]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	7,034,291
BB-	6,000	[2]	CSC Holdings, Inc., 7.875%, 12/15/07	6,157,500
B1	1,300		Dex Media East LLC, 12.125%, 11/15/12	1,521,000
			Echostar DBS Corp.,
BB-	2,000		5.75%, 10/01/08	1,955,000
BB-	5,100		7.304%, 10/01/08	5,189,250
B-	5,000		Houghton Mifflin Co., 9.875%, 2/01/13	5,212,500
CCC+	300	[3]	iesy Repository GmbH, 10.375%, 2/15/15 (Germany)	321,750
B3	760		Nexstar Finance, Inc., 7.00%, 1/15/14	672,600
B3	2,750		Nextmedia Operating, Inc., 10.75%, 7/01/11	2,997,610
B1	2,500	[3]	Paxson Communications Corp., 6.90%, 1/15/10	2,493,750
B2	1,200		Primedia, Inc., 9.715%, 5/15/10	1,224,000
B2	2,000		Salem Communications Corp., 7.75%, 12/15/10	2,075,000
			Vertis, Inc.,
Caa1	2,540		10.875%, 6/15/09	2,362,200
Caa2	95	[3]	13.50%, 12/07/09	73,150
Caa1	2,875		Young Broadcasting, Inc., 10.00%, 3/01/11	2,702,500

				51,486,661

			Real Estate—1.1%
BB	5,860		American Real Estate Partners, 8.125%, 6/01/11	6,021,150
BB+	2,000		Rouse Co., 5.375%, 11/26/13	1,884,240

				7,905,390

			Technology—2.9%
B-	1,958		Amkor Tech. Inc., 7.75%, 5/15/13	1,664,300
B	1,145		Celestica, Inc., 7.625%, 7/01/13 (Canada)	1,107,787
BB+	3,232		Flextronics Intl. Ltd., 6.50%, 5/15/13 (Singapore)	3,240,080
B+	430	[3]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	478,913
BB-	3,830		Lucent Technologies, Inc., 6.50%, 1/15/28	3,255,500
Ba3	500		MagnaChip Semiconductor SA/Magna Semiconductor Finance Co., 7.12%, 12/15/11 (Luxembourg)	487,500
B+	485		Sanmina-SCI Corp., 6.75%, 3/01/13	457,113
BB	200		Stats Chippac Ltd., 7.50%, 7/19/10 (Singapore)	201,000
			Sungard Data Systems, Inc.,
B-	500	[3]	8.525%, 8/15/13	515,000
B-	1,900	[3]	9.125%, 8/15/13	1,942,750
B-	1,830	[3]	10.25%, 8/15/15	1,811,700

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Technology—(cont’d.)
B	$3,515		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	$3,479,850
B-	1,440		UGS Corp., 10.00%, 6/01/12	1,576,800

				20,218,293

			Telecommunications—5.0%
BB-	920		Cincinnati Bell, Inc., 7.25%, 7/15/13	959,100
A-	5,000	[2]	Deutsche Telekom Intl. Finance BV, 8.50%, 6/15/10	5,575,200
B-	860	[3]	Hawaiian Telcom Communications, Inc., 9.948%, 5/01/13	849,250
			Intelsat Ltd.,
Caa1	800		5.25%, 11/01/08	728,000
B2	460	[3]	8.25%, 1/15/13	461,150
B2	2,250	[3]	8.625%, 1/15/15	2,283,750
B2	2,360	[3]	8.695%, 1/15/12	2,395,400
BB-	120		Lucent Technologies, Inc., 6.45%, 3/15/29	102,600
B-	300		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	273,000
B1	2,737		PanAmSat Corp., 9.00%, 8/15/14	2,880,692
BB	4,000		Qwest Communications Intl., Inc, 7.84%, 2/15/09	4,000,000
			Qwest Corp.,
BB+	2,500	[3]	7.12%, 6/15/13	2,618,750
BB+	1,000		7.875%, 9/01/11	1,050,000
BB+	6,000	[2]	8.875%, 3/15/12	6,615,000
BB	1,320		Qwest Services Corp., 13.50%, 12/15/10	1,506,450
BB+	460		Rogers Wireless, Inc., 7.25%, 12/15/12	484,150
Caa1	2,030		Rural Cellular Corp., 9.875%, 2/01/10	2,111,200

				34,893,692

			Transportation—1.0%
B	1,575	[3]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	1,582,875
B	140		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	141,225
B3	111		Horizon Lines LLC, 9.00%, 11/01/12	117,799
B+	360		OMI Corp., 7.625%, 12/01/13	369,900
BB+	1,650		Overseas Shipholding Group, Inc., 8.75%, 12/01/13	1,856,250
B	3,015		Sea Containers Ltd., 10.50%, 5/15/12	3,015,000

				7,083,049

			Total Corporate Bonds	421,653,482

			Bank Loans—43.8%
			Aerospace & Defense—0.8%
	985		Arinc, Inc., Term Loan B, LIBOR + 2.00%, 3/10/11	992,388
	976		Camp Acquisition Co., Term Loan A, LIBOR + 3.25%, 8/30/11	978,246
	1,990		Dyncorp International LLC, Term Loan B, LIBOR + 2.75%, 2/11/11	1,990,000
	1,465		Transdigm, Inc., Term Loan, LIBOR + 2.25%, 7/22/10	1,484,113

				5,444,747

			Automotive—1.4%
	1,229		Dayco Products, LLC, Term Loan B, LIBOR + 3.00%, 6/23/11	1,239,487
			Goodyear Tire & Rubber Co. (The),
	500		Term Loan, LIBOR + 2.75%, 4/30/10	503,854
	2,000		Term Loan, LIBOR + 3.50%, 4/01/11	1,983,000
	995		Hilite International, Term Loan, LIBOR + 4.00%, 4/15/10	950,225
	999		Metaldyne Co. LLC, Term Loan D, LIBOR + 4.50%, 12/31/09	991,751
	1,000		Polar Corp., Term Loan, LIBOR, 6/15/10	1,015,000
	500		Precision Parts Intl., Term Loan B, LIBOR + 3.75%, 10/15/11	503,750
	517		Tenneco Automotive, Inc., Term Loan B-1, LIBOR + 2.25%, 12/12/10	523,448
	2,481		TRW Automotive Acquisitions Corp., Term Loan B, LIBOR + 1.50%, 6/30/12	2,501,926

				10,212,441

			Basic Materials—2.9%
			Basell Fin. Co.,
	83		Term Loan B4, LIBOR + 2.50%, 9/07/13	84,531
	83		Term Loan C4, LIBOR + 2.50%, 9/07/14	84,635
			Basell NV,
	417		Term Loan B2, LIBOR + 2.50%, 9/07/13	422,656
	417		Term Loan C2, LIBOR + 3.00%, 9/07/14	423,177

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal Amount (000)	Description	Value

	Basic Materials—(cont’d.)
$998	Berry Plastics Corp., Term Loan, LIBOR + 2.00%, 12/02/11	$1,008,223
956	Boise Cascade Corp., Term Loan D, LIBOR + 1.75%, 10/29/11	968,307
2,201	Celanese, Ag, Term Loan B, LIBOR + 2.25%, 4/06/11	2,230,691
3,000	Cognis Deutschland, Term Loan, LIBOR + 4.75%, 11/15/13	3,061,500
1,946	Huntsman International, LLC, Term Loan B, LIBOR + 1.75%, 8/16/12	1,955,279
920	Ineos Grp. Holdings, PLC, Term Loan C, LIBOR + 3.50%, 4/26/09	921,639
	Invista, B.V.,
1,850	Term Loan B-1, LIBOR + 2.25%, 4/29/11	1,877,411
803	Term Loan B-2, LIBOR + 2.25%, 4/29/11	814,546
2,497	Nalco Co., Term Loan B, LIBOR + 2.00%, 11/04/10	2,532,793
498	PQ Corp., Term Loan, LIBOR + 2.00%, 2/10/12	500,609
995	Rockwood Specialties Group, Inc., Term Loan D, LIBOR + 2.50%, 12/10/12	1,010,132
	SP Newsprint,
1,611	Term Loan B, Zero Coupon, 1/09/08	1,633,264
656	Term Loan, LIBOR + 2.25%, 1/08/10	665,274

		20,194,667

	Building & Development—0.5%
242	Atrium Companies, Inc., Term Loan, LIBOR + 3.75%, 12/28/11	242,108
1,500	Custom Building Products, Inc., Term Loan, LIBOR + 5.00%, 4/29/12	1,490,625
250	Euramax International, Inc., Term Loan, LIBOR + 7.00%, 6/29/13	245,000
495	Nortek, Inc., Term Loan B, LIBOR + 2.25%, 8/27/11	499,702
1,250	Professional Service, Inc., TBD	1,253,125

		3,730,560

	Conglomerates—4.0%
	Atlantis Plastics, Inc.,
995	Term Loan, LIBOR + 2.75%, 9/30/11	990,025
500	Term Loan, LIBOR + 7.25%, 3/11/05	501,875
1,985	Colfax Corp., Term Loan B, LIBOR + 2.25%, 5/30/09	2,001,541
3,125	Fidelity National Information Solutions, Inc., Term Loan B, LIBOR + 1.75%, 3/09/13	3,134,013
494	Fisher Scientific International, Inc., Term Loan B, LIBOR + 1.50%, 8/02/11	496,219
500	Gentek, Inc., Term Loan, LIBOR + 5.75%, 3/15/12	490,250
1,481	Honeywell Security, Term Loan B, PRIME + 2.00%, 6/28/10	1,488,664
	IAP Acquisition Corp.,
1,496	Term Loan, LIBOR + 2.75%, 3/01/11	1,516,824
625	Term Loan, LIBOR + 5.75%, 3/01/12	636,979
	Invensys Intl Holdings, Ltd.,
1,000	Term Loan, 0.50%, 3/05/09	970,000
1,144	Term Loan B1, LIBOR + 3.50%, 9/05/09	1,152,513
4,250	Term Loan, LIBOR + 4.75%, 11/30/09	4,345,625
	Jarden Corp.,
998	Term Loan B2, LIBOR + 1.75%, 1/24/12	1,001,618
1,109	Term Loan, LIBOR + 2.00%, 8/15/11	1,116,456
1,000	Mueller Group, Inc., Term Loan B, LIBOR + 2.25%, 10/03/12	1,012,857
466	Penn Engineering & Manufacturing, Term Loan, LIBOR + 2.25%, 5/25/11	471,157
292	Precise Technology, Inc., Term Loan, LIBOR + 3.00%, 3/31/11	292,502
	Sensus Metering Systems, Inc.,
1,220	Term Loan B1, LIBOR + 2.50%, 12/17/10	1,228,712
190	Term Loan B2, LIBOR + 2.50%, 12/17/10	191,699
876	St. John Knits International, Inc., Term Loan B, LIBOR + 2.50%, 3/18/12	886,902
2,494	Sungard Data Systems, Inc., Term Loan B, LIBOR + 2.50%, 2/11/13	2,513,870
1,425	Visant Holding Corp., Term Loan B, LIBOR + 2.50%, 10/04/11	1,445,930

		27,886,231

	Consumer Products—7.2%
1,000	24 Hour Fitness Worldwide, Inc., Term Loan B, LIBOR + 3.00%, 6/08/12	1,014,375
488	Adams Outdoor Advertising, L.P., Term Loan, LIBOR + 2.00%, 10/18/12	494,573
1,053	Alimentation Couche-Tard, Inc., Term Loan, LIBOR + 1.75%, 12/17/10	1,063,863
499	Arby’s Restaurant Group, Inc., Term Loan B, LIBOR + 2.25%, 7/25/12	501,244
	Berkline Bench Craft,
963	Term Loan B, LIBOR + 3.00%, 11/03/11	943,250
1,000	Term Loan, PRIME + 7.00%, 4/30/12	900,000

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal Amount (000)	Description	Value

	Consumer Products—(cont’d.)
$500	Buffets, Inc., LIBOR + 0.10%, 6/28/09	$502,500
499	Burger King Corp., Term Loan B, LIBOR + 1.75%, 6/30/12	503,381
744	Central Garden & Pet Co., Term Loan B, LIBOR + 1.75%, 5/31/09	753,630
	Chiquita Brands International, Inc.,
299	Term Loan B, LIBOR + 2.50%, 6/28/12	303,672
499	Term Loan C, LIBOR + 2.50%, 6/28/12	504,984
983	CKE Restaurants, Inc., Term Loan, LIBOR + 2.00%, 5/01/10	987,522
1	Delaware Laboratories, Inc., TBD	639
1,000	Denny’s Corp., Term Loan, LIBOR + 5.13%, 9/30/10	1,023,125
549	Dole Food Co., Inc., Term Loan B, LIBOR + 1.50%, 4/18/12	553,059
496	Douglas Dynamics, LLC, Term Loan, PRIME + 1.00%, 12/16/10	501,213
2,901	Dr. Pepper Bottling Co. of Texas, Inc., Term Loan B, PRIME + 1.00%, 12/19/10	2,938,734
	Eastman Kodak Co.,
368	Term Loan B-2, 1.50%, 10/18/12	363,971
882	Term Loan B1, LIBOR + 2.25%, 10/18/12	877,721
995	Eye Care Centers of America, Inc., Term Loan, LIBOR + 3.00%, 2/16/12	1,001,219
792	Keystone Foods Holdings, LLC, Term Loan, LIBOR + 1.75%, 6/16/11	799,979
500	Knoll, Inc., Term Loan, LIBOR + 2.00%, 10/03/12	506,250
902	Language Line, Inc., Term Loan B, LIBOR + 4.25%, 6/10/11	906,960
1,653	Le-Natures, Inc., Term Loan B, LIBOR + 3.00%, 5/30/10	1,657,526
500	MD Beauty, Inc., Term Loan, PRIME + 6.00%, 2/18/13	498,750
2,738	Michael Foods, Inc., Term Loan B, LIBOR + 2.25%, 11/21/10	2,777,617
998	Movie Gallery, Inc., Term Loan B, LIBOR + 3.75%, 4/27/11	972,147
1,750	Neiman-Marcus Group, Inc., Term Loan, LIBOR + 2.50%, 4/06/13	1,757,656
1,995	NewPage, Term Loan B, LIBOR + 3.00%, 5/02/11	2,009,962
950	Nice Pak Products, Term Loan, LIBOR + 3.50%, 6/15/10	953,563
	Olympus Cable Holdings, LLC,
2,000	Term Loan A, PRIME + 1.25%, 6/30/10	1,965,358
3,500	Term Loan B, PRIME + 2.00%, 9/30/10	3,463,750
500	Oriental Trading Co., Inc., Term Loan, LIBOR + 4.75%, 1/08/11	501,563
2,633	Oriental Trading Company, Inc., Term Loan B, LIBOR + 2.25%, 8/06/10	2,641,205
2,970	OSI Group LLC, Term Loan B, LIBOR + 2.00%, 9/02/11	3,002,174
1,745	Pantry, Inc. (The), Term Loan B, LIBOR + 2.25%, 3/12/11	1,768,920
953	PBM Products, LLC, Term Loan B, LIBOR + 3.00%, 7/26/11	957,821
844	Pierre Foods, Inc., Term Loan B, LIBOR + 2.75%, 6/30/10	853,312
750	Pivotal Promontory, LLC, Term Loan, LIBOR + 6.50%, 8/31/11	753,750
1,478	Prestige Brands Holdings, Inc., Term Loan B, LIBOR + 2.25%, 4/06/11	1,494,122
3,470	R.H. Donnelley, Inc., Term Loan D, LIBOR + 1.75%, 6/30/11	3,487,072
442	Sealy Mattress Co., Term Loan D, LIBOR + 1.75%, 4/06/12	445,658
600	Synventive Acquisition, Inc., Term Loan, LIBOR + 14.0%, 7/29/14	600,000
500	Travelcenters of America, Inc., Term Loan B, LIBOR + 1.75%, 12/01/11	505,000

		51,012,790

	Containers & Packaging—1.8%
868	Bway Corp., Term Loan, LIBOR + 2.25%, 6/30/11	878,850
353	Flexsol Packaging Corp., Term Loan, LIBOR + 3.25%, 11/30/11	352,440
	Graham Packaging Company, L.P.,
1,985	Term Loan B, LIBOR + 2.50%, 10/07/11	2,007,953
2,000	Term Loan C, LIBOR + 4.25%, 4/07/12	2,031,666
1,383	Graphic Packaging International, Inc., Term Loan C, LIBOR + 2.50%, 6/30/10	1,393,710
	Owens-Illinois Group, Inc.,
3,170	Term Loan A1, LIBOR + 2.75%, 4/01/07	3,188,516
589	Term Loan C1, LIBOR + 1.75%, 4/01/08	592,796
568	Smurfit-Stone Container Corp., Term Loan, LIBOR + 2.10%, 11/01/11	573,558
1,970	Solo Cup, Inc., Term Loan, LIBOR + 2.50%, 2/27/11	1,974,432

		12,994,921

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal Amount (000)	Description	Value

	Ecological Services & Equipment—0.6%
	Allied Waste North America, Inc.,
$1,003	Term Loan A, LIBOR + 2.00%, 1/15/12	$1,008,256
2,655	Term Loan, LIBOR + 2.00%, 1/15/12	2,667,712
500	Envirosolutions, Inc., Term Loan, LIBOR + 3.50%, 7/07/12	508,125

		4,184,093

	Energy—3.1%
429	AES Corp., Term Loan, LIBOR + 1.75%, 4/30/08	433,607
998	Cellnet Technology, Inc., Term Loan B, LIBOR + 3.00%, 4/26/12	1,002,487
	Coffeyville Resources, LLC,
600	Term Loan, LIBOR + 2.50%, 6/24/12	609,250
898	Term Loan B, LIBOR + 2.50%, 6/24/12	911,591
777	Cogentrix Delaware Holdings, Inc., Term Loan, LIBOR + 1.75%, 4/14/12	785,129
250	Complete Production Services, Inc., Term Loan B, LIBOR, 9/12/12	251,979
	El Paso Corp.,
375	Term Loan, LIBOR + 2.85%, 11/30/07	377,448
615	Term Loan B, LIBOR + 2.75%, 11/23/09	619,015
998	Kerr-McGee Corp., Term Loan B, PRIME + 1.50%, 5/24/11	999,495
1,500	Key Energy Services, Term Loan B, 1.00%, 6/30/12	1,520,625
500	Magellan Midstream Holdings, L.P., Term Loan, LIBOR + 2.13%, 6/30/12	506,562
	MDCP Acquistions,
2,429	Term Loan B3, LIBOR + 2.75%, 12/31/08	2,425,867
2,429	Term Loan C3, LIBOR + 2.75%, 10/31/11	2,428,702
250	Petrohawk, Term Loan, LIBOR + 4.50%, 7/31/10	250,938
304	Pike Electric, Inc., Term Loan B, LIBOR + 2.25%, 7/01/12	306,849
	Reliant Energy Resources Corp.,
1,500	Term Loan, LIBOR + 2.38%, 9/30/10	1,503,214
2,729	Term Loan, LIBOR + 2.38%, 4/30/10	2,735,224
	Semcrude, L.P.,
797	Term Loan, LIBOR + 2.50%, 3/16/11	804,467
697	Term Loan, LIBOR + 2.50%, 3/16/11	703,465
1,000	Targa Resources Asst. Sale, TBD	1,000,000
500	Trout Coal Holdings, LLC, Term Loan, LIBOR + 6.50%, 3/15/12	503,750
995	Universal Compression, Inc., Term Loan, 0.35%, 2/15/12	1,004,640

		21,684,304

	Entertainment & Leisure—2.6%
988	Boyd Gaming Corp., Term Loan B, LIBOR + 1.50%, 6/30/11	997,992
	CCM Merger, Inc.,
498	Term Loan, 0.50%, 7/25/12	502,484
750	Term Loan B, LIBOR + 2.00%, 4/25/12	755,156
2,790	Greektown Casino, LLC, Term Loan D, LIBOR + 3.50%, 12/31/05	2,800,245
493	Green Valley Ranch Gaming, LLC, Term Loan B, LIBOR + 2.00%, 12/17/11	498,685
1,241	Isle of Capri Casinos, Inc., Term Loan, LIBOR + 1.75%, 2/04/11	1,251,869
985	Loews Cineplex Entertainment Corp., Term Loan B, LIBOR + 2.25%, 7/31/11	987,879
5,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, LIBOR + 2.25%, 4/08/12	5,039,375
2,000	Penn National Gaming, Term Loan B, PRIME + 1.00%, 10/03/12	2,023,126
499	Volume Svcs. America, Inc., Term Loan, PRIME + 1.25%, 10/01/10	503,111
	Wyndham International, Inc.,
651	TBD	650,650
1,099	Term Loan E, LIBOR, 9/11/07	1,099,350
1,000	Wynn Las Vegas, LLC, Term Loan, 1.00%, 12/14/11	1,009,000
500	Yellowstone Mtn. Club, Term Loan, LIBOR + 2.38%, 9/30/10	505,000

		18,623,922

	Financial Institutions—1.2%
1,500	Arias Acquisitions, Inc., Term Loan, LIBOR + 3.75%, 7/26/11	1,494,375
956	CCC Information Services, Inc., Term Loan B, LIBOR + 2.75%, 8/20/10	955,563
1,432	Global Cash Access, LLC, Term Loan, LIBOR + 2.25%, 3/10/10	1,450,932
	N.E.W. Holdings I, LLC,
966	Term Loan, LIBOR + 3.25%, 7/08/11	977,776
250	Term Loan, LIBOR + 7.00%, 6/30/12	253,438

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal Amount (000)	Description	Value

	Financial Institutions—(cont’d.)
$1,975	SBA Sen. Finance, Inc., Term Loan D, LIBOR + 2.25%, 10/31/08	$1,979,114
463	Universal American Financial Corp., Term Loan, LIBOR + 2.25%, 3/31/09	462,500
981	USI Holdings Corp., Term Loan B, LIBOR + 2.50%, 8/11/08	981,838

		8,555,536

	Health Care—4.3%
494	Accellent Corp., Term Loan B, LIBOR + 2.25%, 6/30/10	494,676
181	Ameripath, Inc., Term Loan, LIBOR + 3.25%, 3/27/10	182,529
1,500	CCS Medical, Term Loan B, TBD	1,497,499
719	Colgate Medical, Ltd., Term Loan B, LIBOR + 2.00%, 12/30/08	724,713
2,970	Community Health Systems, Inc., Term Loan, LIBOR + 1.75%, 8/19/11	3,005,269
2,500	Concentra Operating Corp., Term Loan B, LIBOR + 2.00%, 9/30/11	2,526,562
1,922	Davita, Inc., Term Loan B, LIBOR + 2.25%, 10/05/12	1,947,990
1,000	Duloxetine Royalty Sub., Term Loan, LIBOR + 4.50%, 10/15/13	1,000,000
	HealthSouth Corp.,
638	Term Loan B, 0.50%, 2/28/10	639,492
2,357	Term Loan, LIBOR + 2.50%, 6/14/07	2,363,958
2,000	Term Loan, LIBOR + 5.00%, 6/15/10	2,003,334
988	IASIS Healthcare Corp., Term Loan B, LIBOR + 2.25%, 6/30/11	1,000,256
2,970	Jean Coutu Group, Inc., Term Loan B, LIBOR + 2.25%, 7/30/11	3,001,093
776	Kinetic Concepts, Inc., Term Loan B-2, LIBOR + 1.75%, 8/11/10	784,151
827	NDC Hlth Corp., Term Loan, PRIME + 2.00%, 11/26/08	827,036
993	Pacificare Health Systems, Inc., Term Loan B, LIBOR + 1.50%, 12/13/10	993,534
995	Select Med. Corp., Term Loan B, LIBOR + 1.75%, 2/24/12	994,862
500	Triumph Healthcare Second Holdings, Inc., Term Loan, PRIME + 7.50%, 8/31/12	499,062
1,000	Vanguard Hlth. Holding Co. II, Term Loan, LIBOR + 2.25%, 9/23/11	1,012,500
	Warner Chilcott Corp.,
530	Term Loan, 1.375%, 1/31/06 - 6/30/06	531,482
2,173	Term Loan B, LIBOR + 2.75%, 1/18/12	2,178,931
876	Term Loan C, LIBOR + 2.75%, 1/18/12	878,003
404	Term Loan D, LIBOR + 2.75%, 1/18/12	405,613
988	Wellcare Holdings, LLC, Term Loan, LIBOR + 2.50%, 5/13/09	993,672

		30,486,217

	Industrials—1.5%
236	Alderwoods Group, Inc., Term Loan B2, LIBOR + 2.00%, 9/29/09	238,464
3,198	Buhrmann U.S., Inc., Term Loan C1, LIBOR + 2.50%, 12/31/10	3,254,235
780	Novelis, Inc., Term Loan, LIBOR + 1.75%, 1/06/12	788,455
499	Roller Bearing Co. of America, Term Loan B, LIBOR + 3.75%, 12/29/10	506,231
1,961	Trimas Corp., Term Loan B, LIBOR + 3.75%, 12/31/09	1,976,846
1,806	United Rentals (North America), Inc., Term Loan B, LIBOR + 2.25%, 2/14/11	1,818,926
1,698	Worldspan, L.P., Term Loan, LIBOR + 2.75%, 2/16/10	1,653,211

		10,236,368

	Media—5.8%
1,741	American Lawyers Media, Inc., Term Loan, 0.75%, 3/05/10	1,739,800
4,000	Century Cable Holdings, LLC, Term Loan, PRIME + 2.00%, 6/30/09	3,957,856
3,452	Charter Communications Operating, LLC, Term Loan, LIBOR + 3.25%, 4/27/11	3,458,862
3,684	Dex Media West, LLC, Term Loan B, LIBOR + 1.75%, 3/09/10	3,697,028
2,333	DirecTV Holdings, LLC, Term Loan B, LIBOR + 1.50%, 4/13/13	2,351,806
2,978	Emmis Communications Co., Term Loan B, LIBOR + 1.75%, 11/10/11	2,994,993
2,581	Insight Midwest Holdings, LLC, Term Loan C, LIBOR + 2.00%, 12/31/09	2,614,884
249	Masonite International Corp., Term Loan, LIBOR + 2.00%, 4/05/13	247,943
1,990	Mediacom Communications Corp., Term Loan C, LIBOR + 2.00%, 2/01/14	2,017,363
1,985	Mediacom Illinois, LLC, Term Loan B, LIBOR + 2.25%, 3/31/13	2,014,156
1,946	Mission Broadcasting, Inc., Term Loan B, LIBOR + 1.75%, 8/14/12	1,955,645
500	NEP Supershooters, L.P., Term Loan, LIBOR + 8.00%, 2/01/11	495,000
1,981	Nexstar Broadcasting, Inc., Term Loan B, LIBOR + 1.75%, 8/14/12	1,990,749
3,000	NTL Investment Holding Ltd., Term Loan B, LIBOR + 3.00%, 5/19/12	3,006,750
750	Puerto Rico Cable Acquisition Co., Term Loan, PRIME + 5.25%, 2/28/12	760,313

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal Amount (000)	Description	Value

	Media—(cont’d.)
$2,500	Raycom Media, Inc., Term Loan B, LIBOR + 1.75%, 3/31/12	$2,509,375
	Relizon Co. (The),
122	Term Loan B-1, LIBOR + 3.00%, 2/20/11	122,336
1,118	Term Loan, LIBOR + 3.00%, 2/20/11	1,120,697
2,000	UPC Distribution Corp., Term Loan H, LIBOR + 2.50%, 9/30/12	2,015,416
1,968	WMG Acquisition Corp., Term Loan, LIBOR + 2.00%, 2/28/11	1,986,422

		41,057,394

	Publishing—0.1%
750	Endurance Business Media, Term Loan B, PRIME + 1.25%, 3/08/12	755,625

	Real Estate—1.7%
627	Crescent Real Estate Equities, L.P., Term Loan, LIBOR + 2.25%, 1/12/06	628,893
	General Growth Properties, Inc.,
1,766	Term Loan A, LIBOR + 1.75%, 11/12/07	1,772,128
3,003	Term Loan B, LIBOR + 2.00%, 11/12/08	3,034,339
	Kyle Acquisition Group, LLC,
731	Term Loan B, PRIME, 7/20/08	738,661
300	Term Loan, PRIME, 7/20/10	303,000
1,000	Landsource Communities Development, LLC, Term Loan B, LIBOR + 2.50%, 3/31/10	1,006,250
476	Macerich Partnership, L.P., Term Loan, LIBOR + 1.60%, 4/25/06	476,154
249	Masonite Intl. Corp., Term Loan, LIBOR + 2.00%, 4/05/13	247,521
	Ply Gem Industries, Inc.,
61	Term Loan, LIBOR + 2.50%, 3/15/10	61,745
1,916	Term Loan B, LIBOR + 2.50%, 2/12/11	1,925,819
712	Stewart Enterprises, Inc., Term Loan B, LIBOR + 1.75%, 11/19/11	720,132
1,000	Williams Scotsman, Inc., Term Loan B, LIBOR + 2.50%, 6/28/10	1,011,875

		11,926,517

	Technology—0.4%
413	Coinstar, Inc., Term Loan, LIBOR + 2.25%, 7/07/11	419,792
498	Federal IT Systems, Inc., Term Loan, LIBOR + 2.75%, 4/01/11	502,786
1,441	Verifone, Inc., Term Loan B, LIBOR + 2.00%, 6/30/11	1,448,415
241	Westcom Corp., Term Loan B, LIBOR + 2.75%, 12/16/10	242,312

		2,613,305

	Telecommunications—3.4%
250	AAT Communications Corp., Term Loan, LIBOR + 1.75%, 7/27/12	253,125
1,000	Alaska Communications Systems Holdings, Inc., Term Loan, LIBOR + 2.00%, 1/31/12	1,012,000
1,000	Atlantic Broadband Finance, LLC, Term Loan B1, LIBOR + 2.75%, 8/04/12	1,015,000
	Centennial Cellular Operating Co.,
489	Term Loan, LIBOR + 2.25%, 2/09/11	490,913
991	Term Loan, LIBOR + 2.25%, 2/09/11	995,669
1,481	Cons. Communications, Inc., Term Loan D, LIBOR + 2.25%, 10/14/11	1,496,062
500	Country Road Communications, LLC, Term Loan, LIBOR, 7/15/13	506,250
750	Fairpoint Communications, Inc., Term Loan, LIBOR + 1.75%, 2/15/12	756,750
1,244	Freedom Communications, Inc., Term Loan B, LIBOR + 1.50%, 5/01/13	1,251,834
993	Intelsat Zeus, Ltd., Term Loan, 0.75%, 7/28/11	1,000,358
2,000	Iowa Telecommunications Services, Inc., Term Loan B, LIBOR + 1.75%, 11/23/11	2,017,500
	IPC Acquisition Corp.,
1,000	Term Loan, LIBOR + 2.75%, 8/05/11	1,003,333
500	Term Loan, LIBOR + 7.25%, 8/05/12	490,000
1,000	Madison River Capital, LLC, Term Loan B, LIBOR + 2.50%, 7/29/12	1,013,333
2,500	Nextel Partners Operating Corp., Term Loan D, LIBOR + 1.50%, 5/31/12	2,505,730
	Ntelos, Inc.,
744	Term Loan, LIBOR + 2.50%, 8/25/11	749,027
750	Term Loan, LIBOR + 5.00%, 2/25/12	754,688
2,000	Qwest Corp., Term Loan A, LIBOR + 4.75%, 6/30/07	2,059,444
2,000	Satbirds Finance, Term Loan, LIBOR + 4.25%, 10/15/13	2,414,536
1,933	Valor Telecommunication Enterprises II, LLC, Term Loan B, LIBOR + 1.75%, 2/14/12	1,953,703

		23,739,255

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Transportation—0.5%
	$500		Delta Air Lines, Inc., Term Loan B, LIBOR + 6.50%, 3/16/08	$516,750
	988		Kenan Advantage Group, Inc., Term Loan, LIBOR + 3.50%, 6/30/10	997,375
	1,000		Sirva Worldwide, Inc., Term Loan, LIBOR + 3.50%, 12/01/10	954,500
	750		Transport Industries, L.P., Term Loan B, LIBOR + 2.50%, 9/30/11	755,625

				3,224,250

			Total Bank Loans	308,562,143

			Mortgage Pass-Through Securities—21.2%
			Federal National Mortgage Assoc.,
	988	[2]	5.00%, 6/01/20 - 8/01/20	974,650
	3,519		5.50%, 12/01/28 - 11/01/33	3,476,430
	7,725	[2]	5.50%, 7/01/33 - 10/01/33	7,627,858
	170,002		7.25%, 1/15/10	18,582,020
	120,700		TBA, 5.00%, 11/30/20	119,040,375

			Total Mortgage Pass-Through Securities	149,701,333

			Interest Only Asset-Backed Securities—1.3%
			Sterling Coofs Trust,
NR	58,694		Ser. 1, 2.362%, 4/15/29	4,842,287
NR	54,298		Ser. 2, 1.00%, 3/30/30	4,140,202

			Total Interest Only Asset-Backed Securities	8,982,489

			Asset-Backed Securities—2.7%
AAA	2,080	[2]	Citibank Credit Card Issuance Trust, 2.50%, 4/07/08	2,063,651
AAA	4,031	[2]	DaimlerChrysler Auto Trust, 2.25%, 8/08/07	4,008,902
AAA	5,170	[2]	Honda Auto Receivables Class A3, 2.30%, 10/18/07	5,116,536
AAA	7,910	[2]	MBNA Credit Card Master Note Trust, 5.75%, 10/15/08	7,965,528

			Total Asset-Backed Securities	19,154,617

			Collateralized Mortgage Obligations—2.1%
			GSR Mortgage Loan Trust,
AAA	7,764		Ser. 10, Class 2A1, 4.475%, 10/25/33	7,389,218
AAA	7,510		Ser. 13, Class 1A1, 4.506%, 10/25/33	7,224,207

			Total Collateralized Mortgage Obligations	14,613,425

			U.S. Government and Agency Securities—5.3%
			U.S. Treasury Notes,
	20,425	[2]	3.375%, 12/15/08 - 9/15/09	19,773,303
	10,000	[2]	3.75%, 3/31/07	9,909,400
	6,000	[2]	3.875%, 5/15/09	5,889,360
	1,815	[2]	4.25%, 8/15/15	1,770,768

			Total U.S. Government and Agency Securities	37,342,831

			Foreign Government Bonds—2.5%
B+	1,190		Bolivarian Republic of Venezuela, 4.563%, 12/18/07	1,184,462
BB	5,000		Republic of Colombia, 9.75%, 4/23/09	5,597,500
BB	5,000		Republic of Peru, 9.125%, 2/21/12	5,780,000
BB-	5,000		Republic of Turkey, 11.375%, 11/27/06	5,350,000

			Total Foreign Government Bonds	17,911,962

			Warrants—0.0%
NR	10	[7]	Reliant Resources, Inc., expires 8/25/05, strike price $0.001, 1 share for 1 warrant	77,609

			Total Long-Term Investments (cost 978,248,319)	977,999,891

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			SHORT-TERM INVESTMENT—0.6%
			U.S. Government and Agency Zero Coupon Bond—0.6%
A-1+	$4,000		FNMA Discount Notes, 3.72%, 11/01/05[6] (cost $4,000,000)	$4,000,000

			Total investments before borrowed bond (cost $982,248,3194)	981,999,891

			BORROWED BOND—1.2%
	8,671	[5]	U.S. Treasury Note, 4.25%, 11/04/05 (cost $8,670,825)	8,670,825

			Total investments net of borrowed bonds—140.5%	990,670,716

			Liabilities in excess of other assets—(40.5)%	(285,709,299)

			Net Assets—100%	$704,961,417

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2005, the Trust held 12.3% of its net assets, with a current market value of $86,425,365, in securities restricted as to resale.

[4]

Cost for Federal income tax purposes is $982,455,182. The net unrealized depreciation on a tax basis is $455,291, consisting of $12,636,533 gross unrealized appreciation and $13,091,824 gross unrealized depreciation.

[5]	The interest rate and maturity date shown represent the terms of the borrowed bond transaction, not the security borrowed (see Note 1).
[6]	Rate shown is yield to maturity as of October 31, 2005.
[7]	Non-income producing security.

A category in the Corporate Bonds and Bank Loans sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

TBA – To Be Announced
TBD – To Be Determined

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock Strategic Bond Trust (BHD)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—130.0%
			Corporate Bonds—122.7%
			Aerospace & Defense—6.7%
NR	$250		AAR Corp., 8.39%, 5/15/11	$255,000
B-	320		BE Aerospace, Inc., 8.875%, 5/01/11	336,800
BBB+	2,000		Lockheed Martin Corp., 8.50%, 12/01/29	2,709,880
BBB+	1,000		Northrop Grumman Corp., 7.125%, 2/15/11	1,089,830
BBB	650		Raytheon Co., 4.85%, 1/15/11	640,913
BB	350		Sequa Corp., 8.875%, 4/01/08	361,375
A+	1,000	[2]	United Technologies Corp., 6.35%, 3/01/11	1,062,460

				6,456,258

			Automotive—3.4%
B-	180		Accuride Corp., 8.50%, 2/01/15	170,100
BB+	60		Arvinmeritor, Inc., 8.75%, 3/01/12	56,700
A3	1,000	[2]	DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,074,330
Caa1	1,000		Delco Remy Intl., Inc., 11.00%, 5/01/09	482,500
BB	300		General Motors Acceptance Corp., 8.00%, 11/01/31	309,129
B-	80		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	77,000
CCC+	200	[3]	Metaldyne Corp., 11.00%, 11/01/13	179,500
BB	130		Navistar Intl. Corp., 6.25%, 3/01/12	116,675
BB-	717		TRW Automotive, Inc., 9.375%, 2/15/13	770,775

				3,236,709

			Basic Materials—6.2%
BB-	105		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	97,388
B-	80	[3]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 9.65%, 7/15/10	80,800
BB-	415		Bowater Canada Finance Corp., 7.95%, 11/15/11 (Canada)	398,400
B-	2,175		Caraustar Industries, Inc., 9.875%, 4/01/11	2,115,187
BB-	120		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	121,500
			Huntsman LLC,
B	99		11.50%, 7/15/12	111,870
BB-	50		11.625%, 10/15/10	56,875
BB	70		IMC Global, Inc., 10.875%, 6/01/08	78,225
CCC+	1,155	[3]	Innophos, Inc., 9.125%, 8/15/14	1,169,437
			Lyondell Chemical Co.,
BB-	300		9.50%, 12/15/08	314,250
BB-	130		10.50%, 6/01/13	147,550
B-	85		Nalco Co., 8.875%, 11/15/13	86,913
CCC+	310		NewPage Corp., 10.00%, 5/01/12	283,650
B-	80	[3]	PQ Corp., 7.50%, 2/15/13	72,800
			Rhodia SA,
CCC+	300		8.875%, 6/01/11 (France)	282,750
B3	30		10.25%, 6/01/10 (France)	31,875
BBB-	110	[3]	Southern Peru Copper Corp., 7.50%, 7/27/35	106,975
BBB	441		Weyerhaeuser Co., 6.125%, 3/15/07	448,069

				6,004,514

			Building & Development—2.2%
B-	75	[3]	Ahern Rentals, Inc., 9.25%, 8/15/13	76,594
BB+	1,000		Beazer Homes USA, Inc., 8.625%, 5/15/11	1,017,500
B2	150	[3]	Compression Polymers Corp., 10.50%, 7/01/13	136,500
B-	775	[3]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	732,375
B	200		North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	208,000

				2,170,969

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Conglomerates—1.6%
A+	$325		Honeywell Intl., Inc., 7.50%, 3/01/10	$357,718
BB-	30		Stena AB, 7.00%, 12/01/16 (Sweden)	27,750
BBB+	1,132	[2]	Tyco Intl. Group, 6.375%, 2/15/06	1,137,388

				1,522,856

			Consumer Products—10.6%
B3	90		ALH Finance LLC, 8.50%, 1/15/13	81,450
BBB-	2,000		Autonation, Inc., 9.00%, 8/01/08	2,165,000
B1	2,000		Cenveo Corp., 9.625%, 3/15/12	2,110,000
B2	465		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	395,250
BBB+	1,000	[2]	General Mills, Inc., 5.125%, 2/15/07	1,003,020
B2	320		Gold Kist, Inc., 10.25%, 3/15/14	361,600
			GSC Holdings Corp.,
Ba3	70	[3]	7.875%, 10/01/11	70,438
Ba3	125	[3]	8.00%, 10/01/12	121,875
B-	460	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	427,800
B-	380		Lazydays RV Center, Inc., 11.75%, 5/15/12	395,200
B	270		Levi Strauss & Co., 8.804%, 4/01/12	268,312
B3	530		Movie Gallery, Inc., 11.00%, 5/01/12	424,000
B-	500		Pantry, Inc., The, 7.75%, 2/15/14	491,250
BB-	100	[3]	Quiksilver, Inc., 6.875%, 4/15/15	92,750
B-	500	[3]	Rite Aid Corp., 6.125%, 12/15/08	470,000
CCC+	75	[3]	Rural/Metro Corp., 9.875%, 3/15/15	78,375
B	1,400		Sonic Automotive, Inc., 8.625%, 8/15/13	1,326,500

				10,282,820

			Containers & Packaging—1.5%
			Crown European Holdings SA,
B+	200		9.50%, 3/01/11 (France)	220,000
B	800		10.875%, 3/01/13 (France)	944,000
CCC+	95		Graham Packaging Co., Inc., 9.875%, 10/15/14	90,013
CCC+	230	[3]	Pregis Corp., 12.375%, 10/15/13	225,400

				1,479,413

			Ecological Services & Equipment—1.9%
BB-	265		Allied Waste NA, Inc., 5.75%, 2/15/11	246,450
B	1,500		Casella Waste Systems, Inc., 9.75%, 2/01/13	1,608,750

				1,855,200

			Energy—15.1%
			ANR Pipeline Co.,
B1	185		7.375%, 2/15/24	192,631
B1	655		9.625%, 11/01/21	792,550
B2	1,010		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	1,030,200
			Calpine Corp.,
B-	35	[3]	8.50%, 7/15/10	24,588
B	225	[3]	9.625%, 9/30/14	228,375
CCC	5		Calpine Energy Finance ULC, 8.50%, 5/01/08 (Canada)	2,713
CCC+	255		Calpine Generating Co. LLC, 11.50%, 4/01/11	233,006
B-	270	[3]	Clayton Williams Energy, Inc., 7.75%, 8/01/13	260,550
			CMS Energy Corp.,
BB-	95		7.50%, 1/15/09	98,325
BB-	295		9.875%, 10/15/07	317,125
Ba3	120	[3]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	124,800
A1	1,000		ConocoPhillips Holding Co., 6.95%, 4/15/29	1,190,220
BBB+	1,000	[2]	Dominion Resources, Inc., 5.70%, 9/17/12	1,016,340
B2	470		Dresser, Inc., 9.375%, 4/15/11	489,975
BBB	250		DTE Energy Co., 7.05%, 6/01/11	268,247
B+	610	[3]	Dynegy Holdings, Inc., 10.125%, 7/15/13	671,000
			El Paso CGP Co.,
B-	200		7.42%, 2/15/37	181,000
B-	165		9.625%, 5/15/12	180,881
B-	100		10.75%, 10/01/10	109,125

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Energy—(cont’d)
			El Paso Corp.,
B-	$165		7.75%, 1/15/32	$164,588
B-	205		7.80%, 8/01/31	203,206
B1	175		El Paso Natural Gas Co., 8.375%, 6/15/32	192,938
B	250		Exco Resources, Inc., 7.25%, 1/15/11	255,000
BBB-	1,075		FirstEnergy Corp., 7.375%, 11/15/31	1,224,169
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	100	[3]	7.75%, 11/01/15	100,000
B	97	[3]	10.50%, 9/01/10	108,640
			KCS Energy, Inc.,
B-	70		7.125%, 4/01/12	71,225
B-	125	[3]	7.125%, 4/01/12	127,500
			Midwest Generation LLC,
B+	596		8.56%, 1/02/16	649,720
B+	370		8.75%, 5/01/34	407,925
B2	120		Mission Energy Holdings Co., 13.50%, 7/15/08	139,500
A-	250		Occidental Petroleum Corp., 6.75%, 1/15/12	274,997
B-	110	[3]	Ocean Rig Norway AS, 8.375%, 7/01/13	118,525
B2	140		Orion Power Holdings, Inc., 12.00%, 5/01/10	165,900
			Progress Energy, Inc.,
Baa2	1,000		6.75%, 3/01/06	1,006,850
Baa2	1,000		7.75%, 3/01/31	1,149,070
B	30		Range Resources Corp., 6.375%, 3/15/15	30,075
			Reliant Energy, Inc.,
BB-	70		6.75%, 12/15/14	64,925
BB-	75		9.25%, 7/15/10	78,750
B2	400	[3]	Targa Resources, Inc., 8.50%, 11/01/13	406,000
BB+	30		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	32,438
B2	60	[3]	Whiting Petroleum Corp., 7.00%, 2/01/14	60,150
BB	100		Williams Cos., Inc., 7.125%, 9/01/11	103,625

				14,547,367

			Entertainment & Leisure—4.0%
BB	195		MGM Mirage, 6.00%, 10/01/09	191,100
B	55		Poster Financial Group, Inc., 8.75%, 12/01/11	56,100
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,112,500
Ba1	1,500		Royal Caribbean Cruises Ltd., 8.75%, 2/02/11	1,679,100
B+	70	[3]	San Pasqual Casino, 8.00%, 9/15/13	70,000
BB-	190	[3]	Seneca Gaming Corp., 7.25%, 5/01/12	194,750
B+	565		Wynn Las Vegas LLC / Wynn Las Vegas Cap. Corp., 6.625%, 12/01/14	538,162

				3,841,712

			Financial Institutions—25.6%
AA	185	[3]	Allstate Financial Global Funding LLC, 5.25%, 2/01/07	186,062
BB	230	[3]	American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	223,100
Aa3	1,000	[2]	Bank One Corp., 6.50%, 2/01/06	1,005,360
Aa3	650	[3]	Barclays Bank PLC, 8.55%, 9/29/49 (United Kingdom)	751,505
B-	250		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	275,000
A+	325		Bear Stearns Co., Inc., 6.50%, 5/01/06	328,091
B1	2,000		Bluewater Finance Ltd., 10.25%, 2/15/12	2,135,000
B-	500	[3]	Borden US Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	492,500
AA+	3,000	[2]	Citigroup, Inc., 5.75%, 5/10/06	3,020,250
BB	590		Crum & Forster Hldgs. Corp., 10.375%, 6/15/13	631,300
B+	130	[3]	E*Trade Financial Corp., 7.375%, 9/15/13	128,050
BB	200		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	182,000
BB	300		Fairfax Financial Holdings, Ltd., 6.875%, 4/15/08 (Canada)	289,500
			Ford Motor Credit Co.,
BBB-	720		5.70%, 1/15/10	648,079
BBB-	1,600		5.72%, 1/15/10	1,461,728
BBB-	750		5.80%, 1/12/09	684,533
BBB-	75		7.25%, 10/25/11	69,753

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Financial Institutions—(cont’d)
AAA	$2,000	[2]	General Electric Cap. Corp., 3.45%, 7/16/07	$1,957,440
BB	250		General Motors Acceptance Corp., 6.75%, 1/15/06	249,888
AA	1,500	[2]	HSBC Bank USA, Inc., 3.875%, 9/15/09	1,443,735
B-	225		K&F Acquisition, Inc., 7.75%, 11/15/14	225,000
AAA	850		KFW Intl. Finance, Inc., 5.25%, 6/28/06	854,870
A	325		MetLife, Inc., 6.125%, 12/01/11	340,334
B-	415	[3]	Nell AF, 8.375%, 8/15/15 (Luxembourg)	398,400
			Rainbow National Services LLC,
B+	210	[3]	8.75%, 9/01/12	220,500
B+	2,045	[3]	10.375%, 9/01/14	2,254,612
B-	340		Standard Aero Holdings, Inc., 8.25%, 9/01/14	323,850
NR	923		Structured Asset Receivable Trust, 1.649%, 1/21/10	924,215
AAA	1,000	[2,3]	TIAA Global Markets, Inc., 3.875%, 1/22/08	979,010
B-	50		Universal City Florida Hldg. Co. I/II, 9.00%, 5/01/10	51,000
Aa1	2,000	[2]	Wells Fargo & Co., 3.50%, 4/04/08	1,941,140
BB-	50		Western Financial Bank, 9.625%, 5/15/12	56,625

				24,732,430

			Health Care—8.1%
CCC	10		Curative Health Services, Inc., 10.75%, 5/01/11	6,750
B	170	[3]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	149,600
NR	2,000		Healthsouth Corp., 7.375%, 10/01/06	1,980,000
B	300	[3]	Insight Health Services Corp., 9.174%, 11/01/11	284,250
AA	1,000	[2]	Merck & Co., Inc., 4.375%, 2/15/13	939,410
			Tenet Healthcare Corp.,
B	50		6.375%, 12/01/11	43,625
B	380		9.875%, 7/01/14	370,500
B3	1,500		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	1,623,750
B-	290		Universal Hospital Services, Inc., 10.125%, 11/01/11	292,900
BBB+	1,000	[2]	WellPoint, Inc., 5.95%, 12/15/34	1,015,700
A	1,000	[2]	Wyeth, 6.50%, 2/01/34	1,097,050

				7,803,535

			Industrials—5.0%
B-	80	[3]	Chart Industries, Inc., 9.125%, 10/15/15	79,000
Caa1	1,185	[3]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	1,226,475
B-	595		ERICO Intl. Corp., 8.875%, 3/01/12	612,850
Caa1	550	[3]	Hydrochem Industrial Services, 9.25%, 2/15/13	501,875
B-	300		NationsRent Cos., Inc., 9.50%, 5/01/15	311,250
CCC+	700		Park-Ohio Inds., Inc., 8.375%, 11/15/14	610,750
B3	350	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	353,500
CCC+	775		Trimas Corp., 9.875%, 6/15/12	631,625
Caa1	525		United Rentals NA, Inc., 7.00%, 2/15/14	477,750

				4,805,075

			Media—12.7%
NR	1,000	[4]	Adelphia Communications Corp., 10.50%, 7/15/04	645,000
B-	165		Allbritton Communications Co., 7.75%, 12/15/12	164,175
CCC+	400		American Media Operations, Inc., 10.25%, 5/01/09	380,000
BBB+	1,000		AOL Time Warner, Inc., 7.70%, 5/01/32	1,144,190
CCC+	1,675	[3]	CCH I Holdings LLC/Cap. Corp., 11.125%, 1/15/14	1,139,000
CCC+	365		Charter Communications Holdings II, LLC/Charter Communications Holdings II Cap. Corp., 10.25%, 9/15/10	365,912
BBB+	1,000	[2]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	1,052,250
BB-	200		Echostar DBS Corp., 7.304%, 10/01/08	203,500
CCC+	75	[3]	iesy Repository GmbH, 10.375%, 2/15/15 (Germany)	80,438
BBB	1,500	[2]	News America, Inc., 6.20%, 12/15/34	1,455,345
B3	220		Nexstar Finance, Inc., 7.00%, 1/15/14	194,700
B3	1,765		Nextmedia Operating, Inc., 10.75%, 7/01/11	1,923,921
B2	270		Primedia, Inc., 9.715%, 5/15/10	275,400
BBB+	1,000		TCI Communications, Inc., 7.875%, 2/15/26	1,146,580

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Media—(cont’d)
			Vertis, Inc.,
Caa1	$1,090		10.875%, 6/15/09	$1,013,700
Caa2	90	[3]	13.50%, 12/07/09	69,300
Baa3	85		Viacom, Inc., 6.625%, 5/15/11	88,773
Caa1	970		Young Broadcasting, Inc., 10.00%, 3/01/11	911,800

				12,253,984

			Real Estate—2.6%
BB	860		American Real Estate Partners, 8.125%, 6/01/11	883,650
A	500		ERP Operating LP, 6.95%, 3/02/11	537,870
B1	1,000		Felcore Lodging LP, 9.00%, 6/01/11	1,070,000

				2,491,520

			Technology—4.3%
B	315		Celestica, Inc., 7.625%, 7/01/13 (Canada)	304,762
B+	100	[3]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (Korea)	111,375
BB-	905		Lucent Technologies, Inc., 6.50%, 1/15/28	769,250
			MagnaChip Semiconductor SA/Magna Semiconductor Finance Co.,
Ba3	250		6.875%, 12/15/11	233,750
Ba3	175		7.12%, 12/15/11 (Luxembourg)	170,625
B+	115		Sanmina-SCI Corp., 6.75%, 3/01/13	108,388
BB	50		Stats Chippac Ltd., 7.50%, 7/19/10 (Singapore)	50,250
			Sungard Data Systems, Inc.,
B-	120	[3]	8.525%, 8/15/13	123,600
B-	450	[3]	9.125%, 8/15/13	460,125
B-	480	[3]	10.25%, 8/15/15	475,200
B	950		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	940,500
B-	360		UGS Corp., 10.00%, 6/01/12	394,200

				4,142,025

			Telecommunications—9.2%
BB-	190		Cincinnati Bell, Inc., 7.25%, 7/15/13	198,075
B-	130	[3]	Hawaiian Telcom Communications, Inc., 9.948%, 5/01/13	128,375
			Intelsat Ltd.,
Caa1	550		5.25%, 11/01/08	500,500
B2	50	[3]	8.25%, 1/15/13	50,125
B2	325	[3]	8.625%, 1/15/15	329,875
B2	295	[3]	8.695%, 1/15/12	299,425
BB-	30		Lucent Technologies, Inc., 6.45%, 3/15/29	25,650
B-	235		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	213,850
			Qwest Corp.,
BB+	340	[3]	7.12%, 6/15/13	356,150
BB+	200		7.875%, 9/01/11	210,000
BB	450		Qwest Services Corp., 13.50%, 12/15/10	513,562
BB+	85		Rogers Wireless, Inc., 7.25%, 12/15/12	89,463
Caa1	350		Rural Cellular Corp., 9.875%, 2/01/10	364,000
A	1,500	[2]	SBC Communications, Inc., 6.45%, 6/15/34	1,512,270
A-	1,000	[2]	Telecom Italia Cap., 4.95%, 9/30/14 (Luxembourg)	956,420
A+	2,000	[2]	Verizon New England, Inc., 6.50%, 9/15/11	2,067,520
A+	1,000	[2]	Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	1,100,770

				8,916,030

			Transportation—2.0%
A-	500		Canadian National Railway Co., 6.90%, 7/15/28 (Canada)	582,405
B	445	[2]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	447,225
B	30		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	30,262
B3	39		Horizon Lines LLC, 9.00%, 11/01/12	41,389
B+	90		OMI Corp., 7.625%, 12/01/13	92,475
BB+	300		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	319,500
B	440		Sea Containers Ltd., 10.50%, 5/15/12	440,000

				1,953,256

			Total Corporate Bonds	118,495,673

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			U.S. Government and Agency Securities—5.1%
	$410	[2]	U.S. Treasury Bonds, 5.375%, 2/15/31	$447,027
			U.S. Treasury Notes,
	1,010	[2]	2.50%, 5/31/06	999,900
	933	[2]	2.625%, 11/15/06	916,523
	810	[2]	4.125%, 8/15/10	797,850
	1,075	[2]	4.25%, 8/15/13	1,053,952
	710	[2]	4.75%, 5/15/14	718,989

			Total U.S. Government and Agency Securities	4,934,241

			Foreign Government Bond—1.3%
Baa1	1,000		United Mexican States, 8.125%, 12/30/19 (Mexico)	1,196,000

			Supranational—0.9%
AAA	850	[2]	European Investment Bank, 4.875%, 9/06/06 (Luxembourg)	852,975

			Total Long-Term Investments (cost $126,865,439)	125,478,889

			SHORT-TERM INVESTMENT—0.7%
			U.S. Government and Agency Zero Coupon Bond—0.7%
	700		FNMA Discount Notes, 3.72%, 11/01/05[5]	700,000

			Total investments—130.7% (cost $127,565,439[6] )	$126,178,889
			Liabilities in excess of other assets—(30.7)%	(29,632,818)

			Net Assets—100%	$96,546,071

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2005, the Trust held 19.5% of its net assets, with a current market value of $18,835,149, in securities restricted as to resale.

[4]	Issuer is in default and/or bankruptcy.
[5]	Rate shown is yield to maturity as of October 31, 2005.
[6]

Cost for Federal income tax purposes is $127,571,106. The net unrealized depreciation on a tax basis is $1,392,217, consisting of $2,678,979 gross unrealized appreciation and $4,071,196 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2005

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	Core Bond Trust (BHK)

Assets
Investments at value[2]	$43,089,124	$491,529,484
Cash	81,748	223,772
Foreign currency at value[3]	—	3,767,682
Receivable from investments sold	—	31,756,967
Variation margin receivable	—	72,156
Borrowed bond	—	—
Unrealized gain on foreign currency exchange contracts	—	49,277
Interest receivable	509,610	8,022,338
Unrealized appreciation on interest rate swaps	—	1,845,618
Unrealized appreciation on credit default swaps	176	2,240
Investments in affiliates	18,841	60,284
Other assets	3,802	24,003

	43,703,301	537,353,821

Liabilities
Reverse repurchase agreement	—	86,876,056
Payable for investments purchased	—	53,549,428
Payable for dollar rolls	—	7,284,443
Variation margin payable	—	—
Loan payable	—	—
Investments sold short at value[4]	—	—
Outstanding options written at value[5]	—	2,541,070
TBA Sale Commitments[6]	—	—
Interest payable	4,386	1,146,351
Cash with brokers as collateral	—	727
Investment advisory fee payable	20,489	201,963
Administration fee payable	5,588	—
Deferred Trustees’ fees	18,841	60,284
Payable to affiliates	8,063	21,396
Other accrued expenses	369,930	158,314

	427,297	151,840,032

Net Assets	$43,276,004	$385,513,789

Composition of Net Assets:
Par value	$29,571	$27,019
Paid-in capital in excess of par	41,775,250	386,195,641
Cost of shares held in treasury[7]	—	—
Undistributed (distributions in excess of) net investment income	4,778,322	515,459
Accumulated net realized gain (loss)	(2,676,404)	7,694,700
Net unrealized depreciation	(630,735)	(8,919,030)

Net assets, October 31, 2005	$43,276,004	$385,513,789

Net asset value[8]	$14.63	$14.27

[1]	Consolidated Statement of Assets and Liabilities
[2]	Investments at cost	$43,720,035	$502,449,899
[3]	Foreign currency at cost	—	3,873,887
[4]	Proceeds received	—	—
[5]	Premium received	—	2,716,753
[6]	Proceeds for TBA Sale Commitments	—	—
[7]	Shares held in treasury	—	—
[8]	Shares outstanding	2,957,093	27,018,774

See Notes to Financial Statements.

High Yield Trust (BHY)	Income Opportunity Trust (BNA)	Income Trust Inc. (BKT)	Limited Duration Income Trust (BLW)	Strategic Bond Trust (BHD)

$66,969,774	$608,448,685	$589,714,325	$981,999,891	$126,178,889
97,957	78,105	88,034	1,391,333	67,525
—	—	—	386,270	—
378,168	195,253,202	46,264,151	1,849,075	64,735
—	116,853	—	—	—
—	—	73,097,025	8,670,825	—
—	—	—	77,712	—
1,696,403	8,104,198	5,396,082	14,564,359	2,567,437
—	2,067,178	1,299,430	—	—
—	2,357	—	4,008	—
26,235	128,426	148,802	45,901	12,800
6,741	25,304	24,443	47,747	9,701

69,175,278	814,224,308	716,032,292	1,009,037,121	128,901,087

—	120,179,200	149,558,250	176,010,262	31,882,548
283,026	169,241,259	48,947,681	7,353,861	253,519
—	—	—	119,709,882	—
—	—	132,701	—	—
20,750,000	—	—	—	—
—	—	72,102,183	—	—
—	2,728,629	2,680,283	—	—
—	122,095,861	21,505,004	—	—
77,175	1,290,089	2,016,551	350,282	45,465
—	—	—	—	—
43,780	205,013	231,479	470,577	60,553
2,078	67,658	97,112	—	—
26,235	128,426	148,802	45,901	12,800
33	14,177	57,226	—	6,702
69,118	195,943	164,896	134,939	93,429

21,251,445	416,146,255	297,642,168	304,075,704	32,355,016

$47,923,833	$398,078,053	$418,390,124	$704,961,417	$96,546,071

$6,411	$344,497	$639,425	$36,768	$7,058
92,938,867	406,532,068	525,523,492	700,832,170	98,695,235
—	(17,377,850)	—	—	—
(26,235)	2,180,817	(595,003)	6,419,573	(12,800)
(34,567,433)	9,852,458	(93,186,618)	(2,214,977)	(756,872)
(10,427,777)	(3,453,937)	(13,991,172)	(112,117)	(1,386,550)

$47,923,833	$398,078,053	$418,390,124	$704,961,417	$96,546,071

$7.48	$11.56	$6.54	$19.17	$13.68

$77,397,551	$613,852,525	$611,303,548	$982,248,319	$127,565,439
—	—	—	386,386	—
—	—	73,151,527	—	—
—	2,917,398	2,868,468	—	—
—	122,969,414	21,750,313	—	—
—	1,757,400	—	—	—
6,411,104	34,449,693	63,942,536	36,768,498	7,058,402

STATEMENTS OF OPERATIONS
For the year ended October 31, 2005

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	Core Bond Trust (BHK)

Investment Income
Interest income	$3,436,738	$35,145,787
Other affiliated income	1,341	4,294

Total investment income	3,438,079	35,150,081

Expenses
Investment advisory	248,955	2,755,737
Administration	67,897	—
Transfer agent	10,851	14,965
Custodian	71,642	201,990
Reports to shareholders	31,345	116,400
Directors/Trustees	12,658	58,035
Registration	1,825	18,544
Independent accountants	47,361	63,913
Legal	27,377	105,453
Insurance	3,757	33,324
Deferred Trustees’ fee	1,341	4,294
Miscellaneous	13,253	72,249

Total expenses excluding interest expense and excise tax	538,262	3,444,904
Interest expense	182,554	10,768,498
Excise tax	352,123	—

Total expenses	1,072,939	14,213,402
Less fees waived by Advisor	—	—
Less fees paid indirectly	—	(9,682)

Net expenses	1,072,939	14,203,720

Net investment income	2,365,140	20,946,361

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	828,061	6,297,249
Foreign currency	—	2,713,506
Futures	(42,750)	7,686,890
Interest rate swaps	172	(1,193,199)
Options written	—	1,494,491
Short sales	—	27,694

	785,483	17,026,631

Net change in unrealized appreciation/depreciation on:
Investments	(3,199,814)	(27,195,374)
Foreign currency	—	180,169
Futures	(134,098)	(632,282)
Interest rate floors	—	—
Interest rate swaps	—	1,401,202
Credit default swaps	176	2,240
Options written	—	(681,787)
Short sales	—	—

	(3,333,736)	(26,925,832)

Net loss	(2,548,253)	(9,899,201)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(183,113)	$11,047,160

[1]	Consolidated Statement of Operations.

See Notes to Financial Statements.

High Yield Trust (BHY)	Income Opportunity Trust (BNA)	Income Trust Inc. (BKT)	Limited Duration Income Trust (BLW)	Strategic Bond Trust (BHD)

$6,122,646	$31,810,718	$40,148,316	$65,962,793	$9,641,546
1,665	10,399	9,829	3,308	797

6,124,311	31,821,117	40,158,145	65,966,101	9,642,343

739,567	2,474,512	2,795,230	5,675,801	991,562
70,435	412,419	645,053	—	—
16,060	29,200	85,400	17,885	14,965
89,602	152,968	199,002	366,988	76,533
40,806	127,671	154,855	175,664	32,040
12,520	59,612	58,110	79,935	13,870
17,410	24,351	44,530	27,615	18,775
42,171	75,318	63,820	61,402	34,558
6,118	85,060	57,369	93,833	1,989
4,813	35,724	43,256	70,856	8,985
1,665	10,399	9,829	3,308	797
11,830	101,301	84,872	73,464	17,966

1,052,997	3,588,535	4,241,326	6,646,751	1,212,040
710,346	3,544,922	7,792,988	5,743,773	971,619
—	—	—	—	—

1,763,343	7,133,457	12,034,314	12,390,524	2,183,659
—	—	—	—	(264,417)
(4,032)	(7,810)	(20,620)	(62,718)	(11,291)

1,759,311	7,125,647	12,013,694	12,327,806	1,907,951

4,365,000	24,695,470	28,144,451	53,638,295	7,734,392

863,475	4,116,519	(5,669,450)	(2,461,619)	(324,159)
—	—	—	11,452	—
—	9,983,319	(6,286,755)	—	—
—	(2,214,104)	(2,108,655)	3,910	—
—	2,090,580	(11,183)	246,726	—
—	339,049	(1,360,293)	—	—

863,475	14,315,363	(15,436,336)	(2,199,531)	(324,159)

(3,198,856)	(26,513,426)	(13,522,491)	(32,088,372)	(7,608,367)
—	—	—	76,984	—
—	(4,455,818)	6,979,802	—	—
—	—	9,265	—	—
—	1,465,515	3,187,784	—	—
—	2,357	—	4,008	—
—	(965,867)	(1,185,793)	(185)	—
—	327,492	1,474,383	—	—

(3,198,856)	(30,139,747)	(3,057,050)	(32,007,565)	(7,608,367)

(2,335,381)	(15,824,384)	(18,493,386)	(34,207,096)	(7,932,526)

$2,029,619	$8,871,086	$9,651,065	$19,431,199	$(198,134)

STATEMENTS OF CASH FLOWS For the year ended October 31, 2005

	Broad Investment Grade 2009 Term Trust Inc (BCT)	Core Bond Trust (BHK)

Net Increase (Decrease) in net assets resulting from operations	$(183,113)	$11,047,160

Purchases of long-term investments	(45,719,992)	(6,335,366,352)
Proceeds from sales of long-term investments	67,920,139	6,384,043,264
Net proceeds (purchases) of short-term investments	(2,761,930)	18,241,178
Amortization of premium and discount on investments	1,272,212	2,118,306
Net realized loss (gain) on investments	(828,061)	(9,034,013)
Decrease in unrealized appreciation/depreciation on investments	3,199,814	27,015,205
Increase (Decrease) in investments sold short	—	—
Increase in outstanding options written	—	1,202,098
Increase (Decrease) in TBA Commitments	—	—
Increase in interest rate floor	—	—
Increase in interest rate swaps	—	(1,401,202)
Increase in credit default swaps	(176)	(2,240)
Decrease (Increase) in receivable for investments sold	—	60,898,401
Decrease in variation margin receivable	23,313	170,032
Decrease (Increase) in unrealized gain on forgein currency exchange contracts	—	(340,719)
Decrease (Increase) in interest receivable	180,851	(94,147)
Decrease (Increase) in investments in affiliates	5,812	24,833
Decrease (Increase) in other assets	(11,551)	(38,455)
Increase (Decrease) in payable for investments purchased	—	(100,494,399)
Increase (Decrease) in interest payable	(7,790)	766,089
Increase (Decrease) in payable for dollar rolls	—	(2,561,368)
Decrease in collateral due to broker	—	—
Increase (Decrease) in deposits with brokers	—	—
Increase (Decrease) in variation margin payable	—	—
Increase (Decrease) in investment advisory fee payable	(1,434)	—
Increase (Decrease) in administration fee payable	(391)	(32,840)
Increase (Decrease) in deferred Directors/Trustees fees	4,966	14,055
Increase (Decrease) in payable to affiliates	44	(2,981)
Increase (Decrease) in accrued expenses	1,912	65,356
Increase (Decrease) in due to parent	—	—

Total adjustments	23,277,738	45,190,101

Net cash provided by (used for) operating activities	$23,094,625	$56,237,261

Increase (Decrease) in Cash and Foreign Currency
Net cash provided by (used for) operating activities	$23,094,625	$56,237,261

Cash provided by (used for) financing activities:
Capital Contributions	—	—
Increase (Decrease) in reverse repurchase agreements	(19,262,500)	(15,597,918)
Increase in loan payable	—	—
Cash dividends paid	(3,796,316)	(36,696,629)
Cost of Trust shares reacquired	—	—

Net cash provided by (used for) financing activities	(23,058,816)	(52,294,547)

Net increase (decrease) in cash	35,809	3,942,714
Cash and foreign currency at beginning of year	45,939	48,740

Cash and foreign currency at end of year	$81,748	$3,991,454

[1]	Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

High Yield Trust (BHY)	Income Opportunity Trust (BNA)	Income Trust Inc. (BKT)	Limited Duration Income Trust (BLW)	Strategic Bond Trust (BHD)

$2,029,619	$8,871,086	$9,651,065	$19,431,199	$(198,134)

(69,592,009)	(7,857,225,052)	(1,596,170,009)	(2,057,187,494)	(79,667,761)
70,383,838	7,874,145,476	1,630,929,666	2,051,064,147	65,492,193
(1,657,102)	926,098	6,574,961	(3,710,287)	(681,768)
(24,984)	2,663,759	14,262,687	2,289,553	277,146
(863,475)	(4,116,519)	5,669,450	3,078,372	324,159
3,198,814	26,513,426	13,522,491	32,011,388	7,608,367
—	—	59,024,863	—	—
—	1,325,645	1,139,095	—	—
—	76,280,101	21,505,004	—	—
—	—	(68,890)	—	—
—	(1,465,515)	(856,894)	—	—
—	(2,357)	—	(4,008)	—
1,473,625	(106,212,104)	(27,924,676)	8,774,091	626,735
—	317,377	—	—	—
—	—	—	77,100	—
(116,122)	(303,234)	1,385,182	(335,382)	11,416
(5,290)	(20,391)	(20,312)	(19,932)	—
(3,771)	(944)	41,291	65,652	(6,886)
(1,371,057)	12,142,263	39,791,081	(3,225,459)	(2,890,439)
—	488,993	610,080	225,369	7,009
—	(17,775,500)	—	(4,462,149)	—
—	(529,143)	(646,730)	(806,692)	—
—	—	(68,724,228)	(8,670,825)	—
38,814	—	(309,835)	—	39,310
(35)	(9,941)	(11,907)	(9,792)	—
(4)	(1,656)	(2,747)	—	—
5,290	20,391	(20,312)	19,932	4,528
(944)	(6,145)	(5,053)	(3,381)	(1,134)
(812)	14,953	(20,591)	(43,762)	—
—	—	—	—	(42,446)

1,464,776	7,169,981	99,673,667	19,126,441	(8,899,571)

$3,494,395	$16,041,067	$109,324,732	$38,557,640	$(9,097,705)

$3,494,395	$16,041,067	$109,324,732	$38,557,640	$(9,097,705)

67,537	—	—	822,572	145,218
—	25,535,287	(74,177,339)	16,594,531	18,694,694
1,500,000	—	—	—	—
(5,087,371)	(37,436,482)	(35,465,482)	(54,517,748)	(9,834,138)
—	—	—	—	—

(3,519,834)	(11,901,195)	(109,642,821)	(37,100,645)	9,005,774

(25,439)	4,139,872	(318,089)	1,456,995	(91,931)
123,396	(4,061,767)	406,123	320,608	159,456

$97,957	$78,105	$88,034	$1,777,603	$67,525

STATEMENTS OF CHANGES IN NET ASSETS For the years ended October 31, 2005 and 2004

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)		Core Bond Trust (BHK)

	2005	2004	2005	2004

Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,365,140	$1,807,108	$20,946,361	$24,880,206
Net realized gain (loss)	785,483	(654,975)	17,026,631	11,672,686
Net change in unrealized appreciation/depreciation	(3,333,736)	1,383,412	(26,925,832)	6,039,881

Net increase (decrease) in net assets resulting from operations	(183,113)	2,535,545	11,047,160	42,592,773

Dividends and Distributions:
Net investment income	(3,053,790)	(2,661,384)	(27,245,732)	(23,226,362)
Net realized gain	(742,526)	—	(9,450,897)	(6,742,863)
Tax return of capital	—	—	—	—

Total dividends and distributions	(3,796,316)	(2,661,384)	(36,696,629)	(29,969,225)

Capital Share Transactions:
Reinvestment of dividends	—	—	—	—

Total increase (decrease)	(3,979,429)	(125,839)	(25,649,469)	12,623,548

Net Assets:
Beginning of year	47,255,433	47,381,272	411,163,258	398,539,710

End of year	$43,276,004	$47,255,433	$385,513,789	$411,163,258

End of year undistributed (distribution in excess of) net investment income	$4,778,321	$7,945,414	$515,459	$2,267,985

[1]	Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements.

High Yield Trust (BHY)		Income Opportunity Trust (BNA)		Income Trust Inc. (BKT)

2005	2004	2005	2004	2005	2004

$4,365,000	$5,860,489	$24,695,470	$26,125,045	$28,144,451	$31,946,835
863,475	(316,410)	14,315,363	10,285,218	(15,436,336)	(8,309,572)
(3,198,856)	6,773,216	(30,139,747)	8,190,164	(3,057,050)	(1,727,131)

2,029,619	12,317,295	8,871,086	44,600,427	9,651,065	21,910,132

(5,087,371)	(5,864,606)	(27,821,573)	(28,937,742)	(30,667,298)	(38,921,208)
—	—	(9,614,909)	—	—	—
—	(187,188)	—	—	(4,798,184)	—

(5,087,371)	(6,051,794)	(37,436,482)	(28,937,742)	(35,465,482)	(38,921,208)

67,545	210,485	—	—	1,569,925	2,335,670

(2,990,207)	6,475,986	(28,565,396)	15,662,685	(24,244,492)	(14,675,406)

50,914,040	44,438,054	426,643,449	410,980,764	442,634,616	457,310,022

$47,923,833	$50,914,040	$398,078,053	$426,643,449	$418,390,124	$442,634,616

$(26,235)	$(20,945)	$2,180,817	$2,972,407	$(595,003)	$3,499,237

STATEMENTS OF CHANGES IN NET ASSETS (continued) For the years ended October 31, 2005 and 2004

	Limited Duration Income Trust (BLW)		Strategic Bond Trust (BHD)

	2005	2004	2005	2004

Net Increase (Decrease) in Net Assets

Operations:
Net investment income	$53,638,295	$53,609,041	$7,734,392	$9,814,985
Net realized gain (loss)	(2,199,531)	5,497,164	(324,159)	1,061,047
Net change in unrealized appreciation/depreciation	(32,007,565)	10,020,060	(7,608,367)	648,992

Net increase (decrease) in net assets resulting from operations	19,431,199	69,126,265	(198,134)	11,525,024

Dividends and Distributions
Net investment income	(49,020,501)	(54,687,174)	(7,935,935)	(11,337,469)
Net realized gain	(5,497,247)	(390,466)	—	—
Tax return of capital	—	—	(1,898,203)	—

Total dividends and distributions	(54,517,748)	(55,077,640)	(9,834,138)	(11,337,469)

Capital Share Transactions:
Reinvestment of common dividends	822,572	429,365	145,218	200,599

Total increase (decrease)	(34,263,977)	14,477,990	(9,887,054)	388,154

Net Assets
Beginning of year	739,225,394	724,747,404	106,433,125	106,044,971

End of year	$704,961,417	$739,225,394	$96,546,071	$106,433,125

End of period undistributed (distributions in excess of) net investment income	$6,419,573	$1,786,417	$(12,800)	$188,743

See Notes to Financial Statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

	Year Ended October 31,

	2005	2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.98	$16.02	$17.33	$16.05	$13.64

Investment operations:
Net investment income	0.80	0.61	1.28	2.01	1.17
Net realized and unrealized gain (loss)	(0.87)	0.25	(1.40)	0.04	2.01

Net increase (decrease) from investment operations	(0.07)	0.86	(0.12)	2.05	3.18

Dividends and distributions:
Net investment income	(1.03)	(0.90)	(1.19)	(0.77)	(0.77)
Net realized gains	(0.25)	—	—	—	—

Total dividends and distributions	(1.28)	(0.90)	(1.19)	(0.77)	(0.77)

Net asset value, end of year	$14.63	$15.98	$16.02	$17.33	$16.05

Market price, end of year	$15.86	$15.80	$15.85	$16.18	$14.39

TOTAL INVESTMENT RETURN[1]	8.74%	5.45%	5.32%	18.34%	27.66%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.37%	2.48%	2.43%	2.50%	3.52%
Net expenses	2.37%	2.48%	2.43%	2.50%	3.52%
Net expenses excluding interest expense and excise tax	1.19%	1.11%	1.18%	1.16%	1.16%
Net investment income	5.23%	3.83%	7.54%	12.22%	7.93%
SUPPLEMENTAL DATA:
Average net assets	$45,264	$47,191	$49,882	$48,731	$43,701
Portfolio turnover	116%	20%	39%	35%	19%
Net assets, end of year (000)	$43,276	$47,255	$47,381	$51,244	$47,466
Reverse repurchase agreements outstanding, end of year (000)	$—	$19,263	$19,953	$23,669	$13,373
Asset coverage, end of year[2]	$—	$3,453	$3,375	$3,165	$4,550
Reverse repurchase agreements average daily balance (000)	$7,865	$22,055	$19,409	$18,388	$18,080
Reverse repurchase agreements weighted average interest rate	2.32%	1.20%	1.21%	1.82%	4.94%

[1]

Total investment return is calculated assuming a purchase of a share at the curent market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Core Bond Trust (BHK)

				For the period November 30, 2001[1] through October 31, 2002
	Year Ended October 31,

	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.22	$14.75	$14.33	$14.33[2]

Investment operations:
Net investment income	0.78	0.92	0.83	0.99
Net realized and unrealized gain (loss)	(0.37)	0.66	0.77	0.04

Net increase from investment operations	0.41	1.58	1.60	1.03

Dividends and distributions from:
Net investment income	(1.01)	(0.86)	(1.00)	(1.00)
Net realized gains	(0.35)	(0.25)	(0.18)	—

Total dividends and distributions	(1.36)	(1.11)	(1.18)	(1.00)

Capital charges with respect to issuance of shares	—	—	—	(0.03)

Net asset value, end of period	$14.27	$15.22	$14.75	$14.33

Market price, end of period	$13.69	$14.02	$13.57	$13.82

TOTAL INVESTMENT RETURN[3]	7.46%	11.93%	6.62%	(1.02%)

RATIOS TO AVERAGE NET ASSETS:
Total expenses	3.53%	1.32%	1.05%	1.04%[4]
Net expenses	3.53%	1.32%	1.05%	1.04%[4]
Net expenses excluding interest expense	0.85%	0.92%	0.87%	0.93%[4]
Net investment income	5.20%	6.20%	5.58%	7.67%[4]
SUPPLEMENTAL DATA:
Average net assets	$402,783	$401,212	$401,049	$380,277
Portfolio turnover	220%	398%	161%	73%
Net assets, end of period (000)	$385,514	$411,163	$398,540	$387,238
Reverse repurchase agreements outstanding, end of period (000)	$86,876	$102,474	$91,668	$165,215
Asset coverage, end of period[5]	$5,438	$5,012	$5,348	$3,342
Reverse repurchase agreements average daily balance (000)	$91,130	$145,094	$67,591	$35,207
Reverse repurchase agreements weighted average interest rate	2.86%	1.11%	1.05%	1.04%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the curent market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.
[5]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

FINANCIAL HIGHLIGHTS
BlackRock High Yield Trust (BHY)

	Year Ended October 31,

	2005	2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$7.95	$6.96	$6.13	$7.20	$10.60

Investment operations:
Net investment income	0.68	0.92	1.06	1.20	1.32
Net realized and unrealized gain (loss)	(0.36)	1.02	0.89	(0.98)	(3.13)

Net increase (decrease) from investment operations	0.32	1.94	1.95	0.22	(1.81)

Dividends and Distributions:
Net investment income	(0.79)	(0.92)	(1.07)	(1.20)	(1.48)
Tax return of capital	—	(0.03)	(0.05)	(0.09)	(0.11)

Total dividends and distributions	(0.79)	(0.95)	(1.12)	(1.29)	(1.59)

Net asset value, end of year	$7.48	$7.95	$6.96	$6.13	$7.20

Market price, end of year	$7.36	$9.30	$10.25	$8.68	$9.18

TOTAL INVESTMENT RETURN[1]	(13.49%)	0.28%	32.87%	7.97%	(11.31%)

RATIOS TO AVERAGE NET ASSETS:
Total expenses	3.52%	2.69%	3.07%	3.45%	4.90%
Net expenses	3.51%	2.68%	3.07%	3.45%	4.90%
Net expenses excluding interest expense	2.10%	1.96%	2.22%	2.20%	2.03%
Net investment income	8.71%	12.16%	16.37%	16.29%	14.23%
SUPPLEMENTAL DATA:
Average net assets	$50,104	$48,186	$41,326	$46,751	$58,553
Portfolio turnover	102%	156%	30%	147%	71%
Net assets, end of year (000)	$47,924	$50,914	$44,438	$38,953	$45,520
Loan outstanding, end of year (000)	$20,750	$19,250	$19,250	$19,250	$23,000
Asset coverage, end of year[2]	$3,310	$3,645	$3,308	$3,024	$2,893
Loan average daily balance (000)	$20,425	$19,250	$19,250	$22,664	$28,449
Loan weighted average interest rate	2.87%	1.80%	1.96%	2.65%	5.90%

[1]

Total investment return is calculated assuming a purchase of a share at the curent market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Per $1,000 of loan outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Income Opportunity Trust (BNA)

	Year Ended October 31,

	2005	2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$12.38	$11.93	$11.83	$11.47	$11.03

Investment operations:
Net investment income	0.72	0.76	0.84	1.15	0.87
Net realized and unrealized gain (loss)	(0.45)	0.53	0.31	(0.05)	0.34

Net increase from investment operations	0.27	1.29	1.15	1.10	1.21

Dividends and distributions from:
Net investment income	(0.81)	(0.84)	(0.81)	(0.75)	(0.23)
Net realized gains	(0.28)	—	(0.24)	—	—
Tax return of capital	—	—	—	—	(0.54)

Total dividends and distributions	(1.09)	(0.84)	(1.05)	(0.75)	(0.77)

Increase resulting from Trust shares repurchased	—	—	—	0.01	—

Net asset value, end of year	$11.56	$12.38	$11.93	$11.83	$11.47

Market price, end of year	$10.90	$11.38	$10.95	$10.50	$10.41

TOTAL INVESTMENT RETURN[1]	5.53%	12.04%	14.71%	8.44%	15.09%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.72%	1.11%	1.29%	1.40%	3.62%
Net expenses	1.72%	1.11%	1.29%	1.40%	3.62%
Net expenses excluding interest expense	0.87%	0.84%	0.89%	0.93%	1.01%
Net investment income	5.97%	6.29%	6.99%	10.04%	7.76%
SUPPLEMENTAL DATA:
Average net assets	$413,777	$415,131	$413,543	$394,495	$388,478
Portfolio turnover	396%	300%	46%	153%	83%
Net assets, end of year (000)	$398,078	$426,643	$410,981	$407,480	$397,756
Reverse repurchase agreements outstanding, end of year (000)	$120,179	$94,644	$103,378	$85,704	$136,385
Asset coverage, end of year[2]	$4,312	$5,508	$4,976	$5,755	$3,916
Reverse repurchase agreements average daily balance (000)	$122,457	$97,264	$136,172	$36,153	$151,804
Reverse repurchase agreements weighted average interest rate	2.87%	1.14%	1.22%	1.93%	4.92%

[1]

Total investment return is calculated assuming a purchase of a share at the curent market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Income Trust Inc. (BKT)

	Year Ended October 31,

	2005	2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$6.95	$7.21	$8.13	$8.06	$7.23

Investment operations:
Net investment income	0.44	0.51	0.61	0.99	0.56
Net realized and unrealized gain (loss)	(0.30)	(0.16)	(0.52)	(0.35)	0.83

Net increase from investment operations	0.14	0.35	0.09	0.64	1.39

Dividends and Distributions:
Net investment income	(0.48)	(0.61)	(1.01)	(0.57)	(0.56)
Tax return of capital	(0.07)	—	—	—	—

Total dividends and distributions	(0.55)	(0.61)	(1.01)	(0.57)	(0.56)

Net asset value, end of year	$6.54	$6.95	$7.21	$8.13	$8.06

Market price, end of year	$5.90	$7.50	$7.71	$8.07	$7.26

TOTAL INVESTMENT RETURN[1]	(14.63)%	5.97%	15.41%	15.35%	23.23%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.80%	1.37%	1.36%	2.05%	2.54%
Net expenses	2.79%	1.37%	1.36%	2.05%	2.54%
Net expenses excluding interest expense	0.99%	0.97%	1.02%	1.03%	1.03%
Net investment income	6.54%	7.13%	8.18%	12.28%	7.43%
SUPPLEMENTAL DATA:
Average net assets	$430,035	$447,984	$472,676	$506,533	$470,185
Portfolio turnover	60%	120%	64%	125%	32%
Net assets, end of year (000)	$418,390	$442,635	$457,301	$511,385	$506,764
Reverse repurchase agreements outstanding, end of year (000)	$149,558	$223,736	$121,767	$205,792	$118,634
Asset coverage, end of year[2]	$3,798	$2,978	$4,756	$3,485	$5,272
Reverse repurchase agreements average daily balance (000)	$180,553	$158,278	$135,804	$173,501	$148,204
Reverse repurchase agreements weighted average interest rate	2.81%	1.12%	1.17%	1.81%	4.78%

[1]

Total investment return is calculated assuming a purchase of a share at the curent market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Limited Duration Income Trust (BLW)

			For the Period July 30, 2003[1] through October 31, 2003
	Year Ended October 31,

	2005	2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.13	$19.74	$19.10 [2]

Investment operations:
Net investment income	1.46	1.46	0.33
Net realized and unrealized gain (loss)	(0.94)	0.43	0.60

Net increase from investment operations	0.52	1.89	0.93

Dividends and distributions from:
Net investment income	(1.33)	(1.49)	(0.25)
Net realized gains	(0.15)	(0.01)	—

Total dividends and distributions	(1.48)	(1.50)	(0.25)

Capital charges with respect to issuance of shares	—	—	(0.04)

Net asset value, end of period	$19.17	$20.13	$19.74

Market price, end of period	$17.48	$19.95	$18.80

TOTAL INVESTMENT RETURN[3]	(5.30)%	14.64%	(4.77)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.71%	1.26%	0.82%[4]
Net expenses	1.71%	1.25%	0.82%[4]
Net expenses excluding interest expense	0.92%	0.90%	0.79%[4]
Net investment income	7.42%	7.34%	6.87%[4]
SUPPLEMENTAL DATA:
Average net assets (000)	$722,668	$730,369	$686,655
Portfolio turnover	70%	215%	127%
Net assets, end of period (000)	$704,961	$739,225	$724,747
Reverse repurchase agreements outstanding, end of period (000)	$176,010	$159,416	$118,993
Asset coverage, end of period[5]	$5,005	$5,637	$7,091
Reverse repurchase agreements average daily balance (000)	$186,660	$195,845	$26,591
Reverse repurchase agreements weighted average interest rate	3.08%	1.32%	0.76%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the curent market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.
[5]	Per $1,000 reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Strategic Bond Trust (BHD)

				For the period February 28, 2002[1] through October 31, 2002

	Year Ended October 31,

	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.10	$15.07	$12.63	$14.33 [2]

Investment operations:
Net investment income	1.10	1.39	1.59	0.98
Net realized and unrealized gain (loss)	(1.13)	0.25	2.34	(1.77)

Net increase (decrease) from investment operations	(0.03)	1.64	3.93	(0.79)

Dividends and Distributions:
Net investment income	(1.12)	(1.61)	(1.49)	(0.84)
Tax return of capital	(0.27)	—	—	—

Total dividends and distributions	(1.39)	(1.61)	(1.49)	(0.84)

Capital charges with respect to issuance of shares	—	—	—	(0.07)

Net asset value, end of period	$13.68	$15.10	$15.07	$12.63

Market price, end of period	$12.45	$16.70	$15.27	$12.35

TOTAL INVESTMENT RETURN[3]	(18.11)%	21.54%	37.36%	(12.34)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.14%	1.49%	2.01%	2.57%[4]
Net expenses	1.87%	1.23%	1.71%	2.26%
Net expenses excluding interest expense and excise tax	0.92%	0.89%	1.01%	1.25%[4]
Net investment income	7.58%	9.23%	11.32%	10.68%[4]
SUPPLEMENTAL DATA:
Average net assets	$101,990	$106,330	$98,498	$95,675
Portfolio turnover	51%	31%	32%	22%
Net assets, end of period (000)	$96,546	$106,433	$106,045	$88,594
Reverse repurchase agreements outstanding, end of period (000)	$31,883	$13,188	$45,872	$44,223
Asset coverage, end of period[5]	$4,028	$9,071	$3,312	$3,003
Reverse repurchase agreements average daily balance (000)	$30,406	$27,652	$46,036	$44,889
Reverse repurchase agreements weighted average interest rate	3.20%	1.33%	1.51%	1.45%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the curent market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.
[5]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies

BlackRock Broad Investment Grade 2009 Term Trust Inc. (“Broad Investment Grade”), BlackRock Core Bond Trust (“Core Bond”), BlackRock High Yield Trust (“High Yield”), BlackRock Income Opportunity Trust (“Income Opportunity”), BlackRock Income Trust Inc. (“Income Trust”), BlackRock Limited Duration Income Trust (“Limited Duration”) and BlackRock Strategic Bond Trust (“Strategic Bond”) (collectively, the “Trusts”) are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. Broad Investment Grade, Income Opportunity and Income Trust are organized as Maryland corporations. Core Bond, High Yield, Limited Duration and Strategic Bond are organized as Delaware statutory trusts.

          On December 3, 1999, Broad Investment Grade transferred a substantial portion of its total assets to a 100% owned regulated investment company subsidiary called BCT Subsidiary, Inc. The financial statements and these notes to the financial statements for Broad Investment Grade are consolidated and include the operations of both Broad Investment Grade and its wholly owned subsidiary after elimination of all intercompany transactions and balances.

          The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board (the “Board”) of Directors/Trustees (the “Trustees”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Swap quotations are provided by dealers selected under the supervision of the Board. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments or assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first out, for both financial reporting and federal income tax purposes. Each Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Repurchase Agreements: In connection with transactions in repurchase agreements, a Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Trust may be delayed or limited.

Bank Loans: In the process of buying, selling and holding bank loans, a Trust may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. When a Trust buys a bank loan it may receive a facility fee and when it sells a bank loan it may pay a facility fee. On an ongoing basis, a Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a bank loan. In certain circumstances, a Trust may receive a prepayment penalty fee upon the prepayment of a bank loan by a borrower. Other fees received by a Trust may include covenant waiver fees and covenant modification fees.

Option Writing/Purchasing: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Options, when used by the Trusts, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or a security’s price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

          Option writing and purchasing may be used by the Trusts as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to help manage the targeted duration of the portfolio.

          The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Trust may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees.

Credit Default Swaps: Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. Risks arise from the possible inability of the counterparties to meet the terms of their contracts.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Total Return Swaps: Total return swaps are agreements in which one party commits to pay interest in exchange for a market linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trust will receive a payment from or make a payment to the counterparty.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Interest Rate Swaps: Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or loss on investment transactions.

          The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

          Swap options may be used by the Trusts to manage the duration of the Trusts’ portfolios in a manner similar to more generic options described above.

Interest Rate Caps: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

          Interest rate caps are intended to both manage the duration of the Trusts’ portfolios and their exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trusts experience primarily in the form of leverage.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trusts do not anticipate non-performance by any counterparty.

          Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

          Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts’ leverage provides extra income in a period of falling rates. Selling floors reduces some of that extra income by partially monetizing it as an up-front payment which the Trusts receive.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

          Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

          Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Currency Contracts: The Trusts enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

          Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band to the objectives of the Trusts.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i)

market value of investment securities, other assets and liabilities—at the London 4:00 PM rates of exchange. Effective as of November 7, 2005, the 4:00 PM Eastern Standard Time rates of exchange will be used.

(ii)	purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

          The Trusts isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Trusts isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

          Net realized and unrealized foreign exchange gains and losses includes realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, maturities of foreign reverse repurchase agreements, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

          Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Short Sales: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which a Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Bonds Borrowed Agreements: In a bonds borrowed agreement, the Trust borrows securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date. Bonds borrowed agreements are primarily entered into to settle short positions. In a bonds borrowed agreement, the Trust’s prime broker or third party broker takes possession of the underlying collateral securities or cash to settle such short positions. The value of the underlying collateral securities or cash approximates the principal amount of the bonds borrowed transaction, including accrued interest. To the extent that bonds borrowed transactions exceed one business day, the value of the collateral with any counterparty is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Trust may be delayed or limited.

Segregation: In cases in which the Investment Company Act of 1940, as amended (the “1940 Act”), and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require a Trust to segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, Broad Investment Grade has retained a portion of its taxable income and will pay excise tax on the undistributed amounts.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss car-ryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”), accumulated net realized gain (“Accumulated Gain”) and paid-in-capital (“PIC”) more closely to its tax character, the following accounts for each Trust were increased (decreased):

Trust	UNII	Accumulated Gain	PIC

Broad Investment Grade	$(2,478,442)	$(509,131)	$2,987,573
Core Bond	4,546,845	(4,545,298)	(1,547)
High Yield	717,081	—	(717,081)
Income Opportunity	2,334,513	(2,334,513)	—
Income Trust	(1,571,393)	1,571,393	—
Limited Duration	15,362	(15,362)	—
Strategic Bond	1,898,203	—	(1,898,203)

Note 2. Agreements

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Core Bond, Limited Duration and Strategic Bond. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc.

          Broad Investment Grade, High Yield, Income Opportunity and Income Trust each have an Administration Agreement with the Advisor. The Investment Management Agreement for Core Bond, Limited Duration and Strategic Bond covers both investment advisory and administration services.

          Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.55% for Broad Investment Grade, 0.60% for Income Opportunity and 0.65% for Income Trust, of each Trust’s average net assets and 0.55% for Core Bond and Limited Duration, 1.05% for High Yield and 0.75% for Strategic Bond, of each Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on Strategic Bond as a percentage of its average weekly managed assets as follows: 0.20% for the first 5 years of the Trust’s operations, 0.15% in year 6, 0.10% in year 7 and 0.05% in year 8.

          The administration fee paid to the Advisor by Broad Investment Grade, High Yield, Income Opportunity and Income Trust is computed weekly and payable monthly based on an annual rate of 0.15%, 0.05%, 0.10%, and 0.15%, respectively of the Trusts’ average weekly managed assets.

          Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for cost of employees that provide pricing, secondary market support, and compliance services to each Trust. For the year ended October 31, 2005, the Trusts reimbursed the Advisor the following amounts:

Trust	Amount	Trust	Amount

Broad Investment Grade	$3,650	Income Trust	$31,087
Core Bond	24,820	Limited Duration	24,820
High Yield	2,500	Strategic Bond	6,198
Income Opportunity	25,652

          Pursuant to the terms of their custody agreements, Core Bond, High Yield, Income Opportunity, Income Trust, Limited Duration and Strategic Bond received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Investments

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the year ended October 31, 2005, aggregated as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Broad Investment Grade	$31,083,360	$31,914,231	Income Trust	$149,707,225	$154,480,452
Core Bond	343,708,046	394,094,432	Limited Duration	719,043,234	716,261,831
High Yield	69,592,009	70,138,264	Strategic Bond	78,237,356	64,945,130
Income Opportunity	969,733,044	1,011,842,678

          Purchases and sales of U.S. government securities for the year ended October 31, 2005 aggregated as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Broad Investment Grade	$14,636,632	$36,005,908	Income Trust	$224,933,848	$254,777,853
Core Bond	1,070,707,534	1,068,262,108	Limited Duration	11,853,749	8,548,029
High Yield	—	245,574	Strategic Bond	1,430,405	547,063
Income Opportunity	1,333,797,883	1,388,765,858

          Each Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage-related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc., each of which is an affiliate of BlackRock Advisors, Inc. It is possible under certain circumstances, that PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc., could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

          For Federal income tax purposes, the following Trusts had capital loss carryforwards as of their last respective tax year end. These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward Amount	Expires	Trust	Capital Loss Carryforward Amount	Expires

Broad Investment Grade	$2,518,895	2011	Income Trust	$33,107,952	2007
	684,360	2012		1,352,206	2008

	3,203,255			13,940,898	2009

High Yield	$2,558,868	2007		21,960,613	2011
	3,270,311	2008		10,100,201	2012
	15,159,280	2009		3,861,222	2013

	8,468,860	2010		$84,323,092

	4,771,417	2011	Limited Duration	$2,008,113	2013

	316,410	2012	Strategic Bond	$432,713	2011

	$34,545,146			318,492	2013

				$751,205

          Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its carryforward amounts. As of October 31, 2005 High Yield used $884,735 in capital loss carryforwards to offset net taxable gains.

Details of open forward currency contracts at October 31, 2005 were as follows:

Trust	Foreign Currency	Settlement Date	Contract to Purchase / Receive	Value at Settlement Date	Value at October 31, 2005	Unrealized Appreciation

Core Bond	Sold:
	Euro	01/20/06	4,106,777€	4,990,946	4,941,669	49,277
Limited Duration	Sold:
	Euro	01/20/06	6,586,400€	8,003,102	7,925,390	77,712

Details of open interest rate swaps at October 31, 2005 were as follows:

Trust	Notional Amount (000)	Fixed Rate		Floating Rate	Termination Date	Unrealized Appreciation (Depreciation)

Core Bond	5,400	4.412	%(b)	3-month LIBOR	02/17/14	$218,586
	50,000	3.000	(b)	3-month LIBOR	04/16/07	1,266,667
	19,435	3.215	(a)	3-month LIBOR	06/14/06	(15,277)
	14,300	3.210	(a)	3-month LIBOR	06/17/06	(11,777)
	950	5.365	(b)	3-month LIBOR	07/29/19	(32,120)
	1,300	5.155	(a)	3-month LIBOR	08/13/19	2,717
	800	4.780	(a)	3-month LIBOR	10/27/19	(30,560)
	41,200	4.510	(b)	3-month LIBOR	10/29/14	1,573,000
	20,000	4.458	(a)	3-month LIBOR	04/18/10	(362,257)
	5,600	4.415	(a)	3-month LIBOR	09/27/08	(60,200)
	2,800	4.500	(b)	3-month LIBOR	05/26/15	81,760
	3,300	4.442	(a)	3-month LIBOR	07/11/15	(118,626)
	9,710	4.368	(a)	3-month LIBOR	07/15/10	(113,122)
	17,500	4.385	(a)	3-month LIBOR	08/02/07	71,197
	9,400	4.510	(a)	3-month LIBOR	09/27/10	(156,275)
	14,100	4.305	(a)	3-month LIBOR	06/17/10	(192,089)
	24,400	4.444	(a)	3-month LIBOR	08/17/07	(118,485)
	10,525	4.501	(b)	3-month LIBOR	08/31/10	177,873
	4,800	4.372	(a)	3-month LIBOR	06/30/15	(188,160)
	6,200	4.725	(a)	3-month LIBOR	08/02/15	(147,234)

						1,845,618

Income Opportunity Trust	3,000	5.230	%(a)	3-month LIBOR	11/04/21	(59,367)
	5,700	4.412	(a)	3-month LIBOR	02/17/14	230,730
	50,000	3.000	(a)	3-month LIBOR	04/16/07	1,266,667
	20,735	3.215	(b)	3-month LIBOR	06/14/06	(16,299)
	15,300	3.210	(b)	3-month LIBOR	06/17/06	(12,600)
	1,050	5.365	(a)	3-month LIBOR	07/29/19	(35,501)
	1,400	5.155	(b)	3-month LIBOR	08/13/19	2,926
	27,500	4.399	(a)	3-month LIBOR	10/25/14	1,268,860
	900	4.780	(b)	3-month LIBOR	10/27/19	(34,380)
	13,800	4.510	(a)	3-month LIBOR	10/29/14	526,879
	10,000	4.458	(b)	3-month LIBOR	04/18/10	(181,129)
	7,800	4.415	(b)	3-month LIBOR	09/27/08	(83,850)
	3,000	4.500	(a)	3-month LIBOR	05/26/15	87,600
	3,600	4.442	(b)	3-month LIBOR	07/11/15	(129,410)
	10,375	4.368	(b)	3-month LIBOR	07/15/10	(120,869)
	18,800	4.385	(b)	3-month LIBOR	08/02/07	76,486
	4,300	4.510	(b)	3-month LIBOR	09/27/10	(71,488)
	13,300	4.305	(b)	3-month LIBOR	06/17/10	(181,190)
	22,200	4.444	(b)	3-month LIBOR	08/17/07	(107,802)
	4,825	4.501	(a)	3-month LIBOR	08/31/10	81,544
	8,000	4.670	(b)	3-month LIBOR	09/20/15	(236,789)
	5,200	4.372	(b)	3-month LIBOR	06/30/15	(203,840)

						2,067,178

Trust	Notional Amount (000)	Fixed Rate		Floating Rate	Termination Date	Unrealized Appreciation (Depreciation)

Income Trust	24,000	3.550	%(a)	3-month LIBOR	10/24/06	$(264,595)
	50,000	3.000	(b)	3-month LIBOR	04/16/07	1,266,667
	19,000	4.889	(b)	3-month LIBOR	04/22/14	179,376
	2,800	5.940	(a)	3-month LIBOR	12/07/15	191,520
	22,295	3.215	(a)	3-month LIBOR	06/14/06	(17,525)
	16,400	3.210	(a)	3-month LIBOR	06/17/06	(13,506)
	1,075	5.365	(b)	3-month LIBOR	07/29/19	(36,346)
	1,450	5.155	(a)	3-month LIBOR	08/13/19	3,030
	12,500	4.399	(b)	3-month LIBOR	10/25/14	576,755
	900	4.780	(a)	3-month LIBOR	10/27/19	(34,380)
	9,400	4.902	(b)	3-month LIBOR	03/17/15	87,702
	25,000	4.883	(a)	3-month LIBOR	03/21/15	(242,000)
	16,000	4.925	(b)	3-month LIBOR	03/22/15	130,639
	11,000	4.415	(a)	3-month LIBOR	09/27/08	(118,250)
	3,000	4.500	(b)	3-month LIBOR	05/26/15	87,600
	4,500	4.442	(a)	3-month LIBOR	07/11/15	(161,763)
	10,210	4.368	(a)	3-month LIBOR	07/15/10	(118,947)
	18,300	4.385	(a)	3-month LIBOR	08/02/07	74,453
	12,000	4.320	(a)	3-month LIBOR	09/08/10	(291,000)

						1,299,430

(a)	Trust pays floating interest rate and receives fixed rate.
(b)	Trust pays fixed interest rate and receives floating rate.

The terms of the open credit default swap agreements at October 31, 2005 were to receive the quarterly notional amount multiplied by 0.23% and pay Goldman Sachs, upon default event of Consolidated Natural Gas Co., the par value of the notional amount of Consolidated Natural Gas Co. 5.375% 11/01/06. Details of open credit default swaps at October 31, 2005 were as follows:

Trust	Notional Amount (000)	Termination Date	Unrealized Appreciation

Broad Investment Grade	300	11/01/05	$176

Core Bond	3,800	11/01/05	$2,240

Income Opportunity Trust	4,000	11/01/05	$2,357

Limited Duration	6,800	11/01/05	$4,008

Transactions in options written during the year ended October 31, 2005 were as follows:

Trust		Contracts/ Notional Amount (000)	Premium Received

Core Bond	Options outstanding at October 31, 2004	$151,700	$2,196,443
	Options written	65,350	3,046,054
	Options expired	—	(136,980)
	Options terminated in closing purchase transactions	(156,850)	(2,388,764)

	Options outstanding at October 31, 2005	$60,200	$2,716,753

Income Opportunity Trust
	Options outstanding at October 31, 2004	$177,400	$2,557,620
	Options written	70,200	3,272,591
	Options expired	—	(180,572)
	Options terminated in closing purchase transactions	(183,000)	(2,732,241)

	Options outstanding at October 31, 2005	$64,600	$2,917,398

Income Trust
	Options outstanding at October 31, 2004	$182,800	$2,915,666
	Options written	69,900	2,967,460
	Options expired	(77,000)	(1,699,981)
	Options terminated in closing purchase transactions	(111,300)	(1,314,677)

	Options outstanding at October 31, 2005	$64,400	$2,868,468

Note 4. Borrowings

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified third-party broker-dealers as determined by and under the direction of the Trusts’ Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement. Details of open reverse repurchase agreements at October 31, 2005 were as follows (please see Corresponding Underlying Collateral Chart on pages 84-85):

Trust/Counter Party	Rate	Trade Date	Maturity Date	Net Closing Amount	Par

Core Bond
Lehman Brothers	3.850%	10/24/05	11/02/05	$80,713,691	$80,636,894
	3.550	10/25/05	11/04/05	3,677,423	3,674,163
	4.000	10/31/05	11/01/05	2,565,285	2,565,000

					86,876,057

Income Opportunity
Credit Suisse First Boston LLC	3.800	10/24/05	11/02/05	67,781,919	67,717,588
	3.770	10/24/05	11/04/05	41,852,008	41,808,225

					109,525,813

Lehman Brothers	3.920	10/13/05	11/07/05	3,846,413	3,836,387
	3.920	10/18/05	11/08/05	4,378,990	4,369,000
	3.900	10/19/05	11/07/05	2,453,039	2,448,000

					10,653,387

Income Trust
Barclays Bank PLC	3.900	10/27/05	11/07/05	35,475,891	35,437,500

Credit Suisse First Boston LLC	3.850	10/27/05	11/07/05	69,558,059	69,483,750

Lehman Brothers	3.920	10/13/05	11/07/05	6,862,387	6,844,500
	3.950	10/21/05	11/07/05	2,528,708	2,524,000
	3.890	10/05/05	11/07/05	10,857,579	10,819,000
	3.930	10/13/05	11/07/05	2,266,924	2,261,000
	3.920	10/12/05	11/03/05	9,080,717	9,060,000
	3.890	10/05/05	11/03/05	9,534,761	9,506,000
	3.800	10/20/05	11/04/05	2,834,182	2,830,000
	4.050	10/31/05	11/01/05	792,589	792,500

					44,637,000

Limited Duration
Credit Suisse First Boston LLC	1.000	10/24/05	11/04/05	1,801,888	1,801,387
	3.720	10/24/05	11/04/05	19,307,180	19,287,250
	3.750	10/24/05	11/04/05	25,485,645	25,459,125
	4.070	10/20/05	11/21/05	27,366,577	27,271,000
	4.230	10/20/05	11/21/05	27,240,865	27,142,000
	3.800	09/02/05	11/07/05	14,445,926	14,352,000

					115,312,762

Lehman Brothers	3.900	09/26/05	11/04/05	18,484,784	18,409,000
	4.100	09/26/05	11/04/05	3,775,268	3,759,000
	3.980	10/06/05	11/07/05	8,683,659	8,654,000
	3.970	10/11/05	11/14/05	1,491,572	1,486,000
	3.900	10/13/05	11/07/05	19,046,894	18,997,500
	3.920	10/13/05	11/07/05	4,488,700	4,477,000
	3.850	10/17/05	11/07/05	265,595	265,000
	3.940	10/17/05	11/07/05	2,188,781	2,184,000
	2.250	10/19/05	11/07/05	2,468,774	2,466,000

					60,697,500

Strategic Bond
Credit Suisse First Boston LLC	4.070	10/20/05	11/22/05	16,393,093	16,334,000

Lehman Brothers	3.150	10/03/05	11/07/05	460,052	458,688
	3.625	10/03/05	11/07/05	1,002,169	998,750
	3.650	10/03/05	11/07/05	743,617	741,063
	3.700	10/03/05	11/07/05	1,012,262	1,008,737
	4.100	10/19/05	11/21/05	10,643,649	10,605,000
	3.750	10/19/05	11/21/05	810,668	807,975
	3.900	10/24/05	11/17/05	930,648	928,335

					15,548,548

Details of underlying collateral for open reverse repurchase agreements at October 31, 2005 were as follows:

Trust / Counter Party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Core Bond
Lehman Brothers	U.S. Treasury Bond	6.125%	11/15/27	48,600,000	$48,600,000	$57,082,158
	U.S. Treasury Bond	8.500	02/15/27	10,855,000	10,855,000	14,983,265
	U.S. Treasury Bond	7.125	02/15/23	6,500,000	6,500,000	8,231,665
	U.S. Treasury Bond	4.125	08/15/08	3,665,000	3,665,000	3,637,513

						83,934,601

Income Opportunity
Credit Suisse First Boston LLC	U.S. Treasury Bond	8.500	02/15/20	15,845,000	15,845,000	21,871,012
	U.S. Treasury Bond	7.125	02/15/23	9,795,000	9,795,000	12,404,486
	U.S. Treasury Bond	6.500	11/15/26	24,320,000	24,320,000	29,621,030
	U.S. Treasury Bond	6.125	11/15/27	5,060,000	5,060,000	5,943,122
	U.S. Treasury Bond	6.000	02/15/26	32,000,000	32,000,000	36,787,488

						106,627,138

Lehman Brothers	Resolution Funding Corp.	0.000	04/15/30	6,055,000	6,055,000	1,823,948
	Tennessee Valley Authority	5.880	04/01/36	1,800,000	1,800,000	1,987,812
	Federal National Mortgage Assoc.	5.500	02/01/33	9,500,000	4,500,368	4,443,168
	Tennessee Valley Authority	4.875	12/15/16	2,400,000	2,400,000	2,427,576

						10,682,504

Income Trust
Barclays Capital Inc.	U.S. Treasury Bond	0.000	11/15/24	90,000,000	90,000,000	35,674,380

Credit Suisse First Boston LLC	U.S. Treasury Notes	1.500	03/31/06	40,000,000	40,000,000	39,568,800
	U.S. Treasury Notes	3.750	03/31/07	21,000,000	21,000,000	20,809,740
	U.S. Treasury Notes	4.250	11/15/13	9,000,000	9,000,000	8,814,420

						69,192,960

Lehman Brothers	Federal National Mortgage Assoc.	5.000	06/01/33	5,999,400	5,144,458	4,969,681
	Federal National Mortgage Assoc.	5.000	07/01/34	4,600,000	3,943,200	3,802,810
	Federal National Mortgage Assoc.	5.000	06/01/34	3,000,000	2,327,197	2,247,658
	Federal Home Loan Mortgage Corp.	5.500	05/15/23	7,800,000	7,439,082	7,453,440
	Federal National Mortgage Assoc.	6.500	05/01/31	48,673,696	2,644,117	2,715,191
	Federal National Mortgage Assoc.	5.500	09/01/17	30,215,381	9,217,552	9,286,684
	Federal Home Loan Mortgage Corp.	4.165	01/01/35	1,277,500	1,277,092	1,269,263
	Federal Home Loan Mortgage Corp.	4.959	10/01/34	1,607,000	1,053,328	1,036,222
	Resolution Funding Corp.	0.000	04/15/30	13,000,000	13,000,000	3,915,990
	Federal National Mortgage Assoc.	5.500	10/01/35	5,600,000	5,600,000	5,526,161
	U.S. Treasury Notes	2.500	05/31/06	2,830,000	2,830,000	2,801,700
	U.S. Treasury Bond	0.000	11/15/24	2,000,000	2,000,000	792,764

						45,817,564

Limited Duration
Credit Suisse	DaimlerChrysler NA Holding Corp.	4.050	06/04/08	7,500,000	7,500,000	7,289,700
First Boston LLC	Comcast Cable Communications, Inc.	6.875	06/15/09	6,685,000	6,685,000	7,034,290
	CSC Holdings, Inc.	7.875	12/15/07	6,000,000	6,000,000	6,157,500
	Georgia Pacific Corp.	8.875	02/01/10	5,685,000	5,685,000	6,317,456
	Qwest Corp.	9.125	03/15/12	6,000,000	6,000,000	6,615,000
	Sequa Corp.	8.875	04/01/08	5,350,000	5,350,000	5,523,875
	Western Financial Bank	9.625	05/15/12	4,215,000	4,215,000	4,773,488
	Weyerhaeuser Co.	5.250	12/15/09	7,500,000	7,500,000	7,479,345
	Deutsche Telekom Intl. Finance BV	8.500	06/15/10	5,000,000	5,000,000	5,575,200
	General Motors Acceptance Corp.	6.875	08/28/12	7,500,000	7,500,000	7,201,800
	Ford Motor Credit Co.	7.375	02/01/11	7,500,000	7,500,000	7,043,978
	U.S. Treasury Notes	3.375	12/15/08	17,000,000	17,000,000	16,476,740
	U.S. Treasury Notes	4.250	11/15/13	8,660,000	8,660,000	8,838,656
	U.S. Treasury Notes	3.875	05/15/09	6,000,000	6,000,000	5,889,360
	U.S. Treasury Notes	3.375	09/15/09	3,425,000	3,425,000	3,296,563
	U.S. Treasury Notes	3.750	03/31/07	10,000,000	10,000,000	9,909,400
	U.S. Treasury Notes	4.250	08/15/15	1,815,000	1,815,000	1,770,768

						117,193,119

Trust / Counter Party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Limited Duration (continued)
Lehman Brothers
	Caraustar Industries, Inc.	9.875%	04/01/11	4,250,000	$4,250,000	$4,133,125
	Citibank Credit Card Issuance Trust	2.500	04/07/08	2,080,000	2,080,000	2,063,651
	DaimlerChrysler Auto Trust	2.250	08/08/07	6,900,000	4,654,263	4,629,040
	Federal National Mortgage Assoc.	5.000	06/01/20	657,205	648,118	639,408
	Federal National Mortgage Assoc.	5.500	07/01/33	1,281,754	848,745	838,657
	Federal National Mortgage Assoc.	5.500	08/01/33	2,113,543	1,156,356	1,142,611
	Federal National Mortgage Assoc.	5.500	09/01/33	5,852,429	3,835,880	3,790,286
	Federal National Mortgage Assoc.	5.500	10/01/33	3,182,952	1,880,746	1,856,303
	Federal National Mortgage Assoc.	5.500	08/01/20	306,253	298,907	294,956
	Federal National Mortgage Assoc.	7.250	01/15/10	17,000,000	17,000,000	18,582,020
	Goodman Global Holding Co., Inc.	7.875	12/15/12	3,170,000	3,170,000	2,995,650
	Honda Auto Receivables	2.300	10/18/07	7,125,000	5,675,201	5,616,742
	MBNA Credit Card Master Note Trust	5.750	11/15/08	7,910,000	7,910,000	7,965,528
	Tyco Intl. Group SA	6.125	11/01/08	7,500,000	7,500,000	7,721,775

						62,269,752

Strategic Bond
Credit Suisse First Boston LLC	Wells Fargo & Co.	3.500	04/04/08	2,000,000	2,000,000	1,941,140
	HSBC Bank USA, Inc.	3.875	09/15/09	1,500,000	1,500,000	1,443,735
	Comcast Cable Communications, Inc.	6.875	06/15/09	1,000,000	1,000,000	1,052,250
	SBC Communications, Inc.	6.450	06/15/34	1,500,000	1,500,000	1,512,270
	Bank One Corp.	6.500	02/01/06	1,000,000	1,000,000	1,005,360
	Dominion Resources, Inc.	5.700	09/17/12	1,000,000	1,000,000	1,016,340
	TIAA Global Markets, Inc.	3.875	01/22/08	1,000,000	1,000,000	979,010
	Tyco Intl. Group	6.375	02/15/06	1,132,000	1,132,000	1,137,388
	DaimlerChrysler NA Holding Corp.	7.300	01/15/12	1,000,000	1,000,000	1,074,330
	Citigroup, Inc.	5.750	05/10/06	2,900,000	2,900,000	2,919,575
	General Electric Cap. Corp.	3.450	07/16/07	400,000	400,000	391,488
	Verizon New England, Inc.	6.500	09/15/11	2,000,000	2,000,000	2,067,520

						16,540,406

Lehman Brothers	U.S. Treasury Bond	5.375	02/15/31	410,000	410,000	447,027
	U.S. Treasury Notes	4.250	08/15/13	1,000,000	1,000,000	980,780
	U.S. Treasury Notes	4.750	05/15/14	710,000	710,000	718,989
	U.S. Treasury Notes	2.500	05/31/06	1,010,000	1,010,000	999,900
	General Electric Cap. Corp.	3.450	07/16/07	1,600,000	1,600,000	1,565,952
	News America, Inc.	6.200	12/15/34	1,500,000	1,500,000	1,455,345
	General Mills, Inc.	5.125	02/15/07	1,000,000	1,000,000	1,003,020
	Merck & Co., Inc.	4.375	02/15/13	1,000,000	1,000,000	939,410
	Telecom Italia Cap.	4.950	09/30/14	1,000,000	1,000,000	956,420
	United Technologies Corp.	6.350	03/01/11	1,000,000	1,000,000	1,062,460
	Wellpoint, Inc.	5.950	12/15/34	1,000,000	1,000,000	1,015,700
	Wyeth	6.500	02/01/34	1,000,000	1,000,000	1,097,050
	Vodafone Group PLC	7.750	02/15/10	1,000,000	1,000,000	1,100,770
	European Investment Bank	4.875	09/06/06	500,000	500,000	501,750
	U.S. Treasury Notes	4.125	08/15/10	810,000	810,000	797,850
	U.S. Treasury Notes	2.625	11/15/06	933,000	933,000	916,523

						15,558,946

Dollar Rolls: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

Loan Payable: High Yield has a $32 million committed credit facility (the “facility”). Under the terms of the facility, the Trust borrows at the London Interbank Offered Rate (“LIBOR”) plus facility and administrative fees. In addition, the Trust pays a liquidity fee on the unused portion of the facility. The Trust may borrow up to 33 1/3% of its total assets up to the committed amount. In accordance with the terms of the facility, the Trust has pledged its portfolio assets as collateral for the borrowing.

Note 5. Distributions to Shareholders

The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 were as follows:

	Year ended October 31, 2005

Distributions Paid from:	Ordinary Income	Non-taxable Return of Capital	Long-term Capital Gains	Total Distributions

Broad Investment Grade	$3,271,251	$—	$525,065	$3,796,316
Core Bond	27,245,722	—	9,450,907	36,696,629
High Yield	5,087,371	—	—	5,087,371
Income Opportunity	28,509,597	—	8,926,885	37,436,482
Income Trust	30,667,298	4,798,184	—	35,465,482
Limited Duration	52,882,982	—	1,634,766	54,517,748
Strategic Bond	7,935,935	1,898,203	—	9,834,138

	Year ended October 31, 2004

Distributions Paid From:	Ordinary Income	Non-taxable Return of Capital	Long-term Capital Gains	Total Distributions

Broad Investment Grade	$2,661,384	$—	$—	$2,661,384
Core Bond	29,412,475	—	556,750	29,969,225
High Yield	5,864,606	187,188	—	6,051,794
Income Opportunity	28,937,742	—	—	28,937,742
Income Trust	38,921,208	—	—	38,921,208
Limited Duration	55,077,640	—	—	55,077,640
Strategic Bond	11,337,469	—	—	11,337,469

          As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Trust	Ordinary Income	Undistributed Long-term Gains	Undistributed Unrealized Net Appreciation

Broad Investment Grade	$8,125,481	$—	$—
Core Bond	2,812,502	7,424,183	—
High Yield	—	—	—
Income Opportunity	2,912,695	8,976,685	—
Income Trust	—	—	—
Limited Duration	6,547,096	—	—
Strategic Bond	—	—	—

Note 6. Capital

There are 200 million of $0.01 par value common shares authorized for each of the Broad Investment Grade, Income Opportunity and Income Trusts. There are an unlimited number of $0.001 par value common shares authorized for Core Bond, High Yield, Limited Duration and Strategic Bond. At October 31, 2005, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were:

Trust	Common Shares Outstanding	Common Shares Owned

Broad Investment Grade	2,957,093	—
Core Bond	27,018,774	—
High Yield	6,411,104	—
Income Opportunity	34,449,693	—
Income Trust	63,942,536	—
Limited Duration	36,768,498	6,021
Strategic Bond	7,058,402	—

          During the year ended October 31, 2005, High Yield, Income Trust, Limited Duration and Strategic Bond issued additional shares under their dividend reinvestment plans of 7,498, 227,068, 41,211, and 9,684, respectively. During the year ended October 31, 2004, High Yield, Income Trust, Limited Duration and Strategic Bond issued additional shares under their dividend reinvestment plans of 21,958, 325,777, 21,266 and 13,097, respectively.

Note 7. Dividends

Subsequent to October 31, 2005, the Board of each of the Trusts declared dividends per common share payable November 30, 2005 to shareholders of record on November 15, 2005. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share

Broad Investment Grade	$0.075000
Core Bond	0.077100
High Yield	0.055333
Income Opportunity	0.061900
Income Trust	0.036787
Limited Duration	0.121800
Strategic Bond	0.088000

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees/Directors and Shareholders of:
BlackRock Broad Investment Grade 2009 Term Trust Inc.
BlackRock Core Bond Trust
BlackRock High Yield Trust
BlackRock Income Opportunity Trust
BlackRock Income Trust Inc.
BlackRock Limited Duration Income Trust
BlackRock Strategic Bond Trust
(Collectively the “Trusts”)

We have audited the accompanying statement of assets and liabilities of the Trusts, including the portfolios of investments, as of October 31, 2005, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of October 31, 2005, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 29, 2005

DIRECTORS/TRUSTEES INFORMATION (Unaudited)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios over- seen within the fund complex [1]	Other Directorships held outside the fund complex [1]	Events or transactions by reason of which the Trustee is an interested person as defined in Section 2(a) (19) of the 1940 Act

Interested Directors/Trustees[2]

Ralph L. Schlosstein BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 54	Chairman of the Board[3]	3 years4/since inception	Director since 1999 and President of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988. Member of the Management Committee and Investment Strategy Group of BlackRock, Inc. Formerly, Managing Director of Lehman Brothers, Inc. and Co-head of its Mortgage and Savings Institutions Group. Chairman and President of the BlackRock Liquidity Funds and Director of several of BlackRock’s alternative investment vehicles.	67

Director and Chairman of the Board of Anthracite Capital, Inc. Member of the Visiting Board of Overseers of the John F. Kennedy School of Government at Harvard University, a member of the board of the Financial Institutions Center of The Wharton School of the University of Pennsylvania, a trustee of the American Museum of Natural History, a trustee of Trinity School in New York City, a member of the Board of Advisors of Marujupu LLC, and a trustee of New Visions for Public Education, The Public Theater in New York City and the James Beard Foundation. Formerly, a director of Pulte Corporation, the nation’s largest home- builder, a trustee of Denison University and a member of Fannie Mae’s Advisory Council.

						Director and President of the Advisor.

Robert S. Kapito BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 48	President and Trustee	3 years4/since August 22, 2002	Vice Chairman of BlackRock, Inc. Head of the Portfolio Management Group. Also a member of the Management Committee, the Investment Strategy Group, the Fixed Income and Global Operating Committees and the Equity Investment Strategy Group. Responsible for the portfolio management of the Fixed Income, Domestic Equity and International Equity, Liquidity, and Alternative Investment Groups of BlackRock.	57	Chairman of the Hope and Heroes Children’s Cancer Fund. President of the Board of Directors of the Periwinkle National Theatre for Young Audiences.	Director and Vice Chairman of the Advisor.

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Directors/ Trustees

Andrew F. Brimmer P.O. Box 4546 New York, NY 10163-4546 Age: 79	Lead Trustee Audit Committee Chairman[5]	3 years4/since inception	President of Brimmer & Company, Inc., a Washington, D.C.-based economic and financial consulting firm, also Wilmer D. Barrett Professor of Economics, University of Massachusetts – Amherst. Formerly member of the Board of Governors of the Federal Reserve System. Former Chairman, District of Columbia Financial Control Board.	57

Director of CarrAmerica Realty Corporation and Borg-Warner Automotive. Formerly Director of Airborne Express, BankAmerica Corporation (Bank of America), BellSouth Corporation, College Retirement Equities Fund (Trustee), Commodity Exchange, Inc. (Public Governor), Connecticut Mutual Life Insurance Company, E.I. du Pont de Nemours & Company, Equitable Life Assurance Society of the United States, Gannett Company, Mercedes-Benz of North America, MNC Financial Corporation (American Security Bank), NCM Capital Management, Navistar International Corporation, PHH Corp. and UAL Corporation (United Airlines).

Richard E. Cavanagh P.O. Box 4546 New York, NY 10163-4546 Age: 59	Trustee Audit Committee Member	3 years4/since inception[6]	President and Chief Executive Officer of The Conference Board, Inc., a leading global business research organization, from 1995-present. Former Executive Dean of the John F. Kennedy School of Government at Harvard University from 1988-1995. Acting Director, Harvard Center for Business and Government (1991-1993). Formerly Partner (principal) of McKinsey & Company, Inc. (1980-1988). Former Executive Director of Federal Cash Management, White House Office of Management and Budget (1977-1979). Co- author, THE WINNING PERFORMANCE (best selling management book published in 13 national editions).	57	Trustee of Aircraft Finance Trust (AFT) and Chairman of Educational Testing Service (ETS). Director, Arch Chemicals, Fremont Group and The Guardian Life Insurance Company of America.

Kent Dixon P.O. Box 4546 New York, NY 10163-4546 Age: 68	Trustee Audit Committee Member[5]	3 years4/since inception	Consultant/Investor. Former President and Chief Executive Officer of Empire Federal Savings Bank of America and Banc PLUS Savings Association, former Chairman of the Board, President and Chief Executive Officer of Northeast Savings.	57	Former Director of ISFA (the owner of INVEST, a national securities broker- age service designed for banks and thrift institutions).

Frank J. Fabozzi P.O. Box 4546 New York, NY 10163-4546 Age: 57	Trustee Audit Committee Member[5]	3 years4/since inception	Consultant. Editor of THE JOURNAL OF PORTFOLIO MANAGEMENT and Adjunct Professor of Finance and Becton Fellow at the School of Management at Yale University. Author and editor of several books on fixed income portfolio management. Visiting Professor of Finance and Accounting at the Sloan School of Management, Massachusetts Institute of Technology from 1986 to August 1992.	57	Director, Guardian Mutual Funds Group (18 portfolios).

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Directors/Trustees (continued)

Kathleen F. Feldstein P.O. Box 4546 New York, NY 10163-4546 Age: 63	Trustee	3 years4/since January 19, 2005	President of Economics Studies, Inc., a Belmont, MA-based private economic consulting firm, since 1987; Chair, Board of Trustees, McLean Hospital in Belmont, MA.	56

Director of BellSouth Inc. and Knight Ridder, Inc.; Trustee of the Museum of Fine Arts, Boston, Committee for Economic Development and Partners HealthCare, Inc. Corporation Member of Sherrill House, Inc. Member of the Visiting Committee of the Harvard University Art Museums and of the Advisory Board to the International School of Business at Brandeis University.

R. Glenn Hubbard P.O. Box 4546 New York, NY 10163-4546 Age: 47	Trustee	3 years4/since November 16, 2004

Dean of Columbia Business School since July 1, 2004. Columbia faculty member since 1988. Co-director of Columbia Business School’s Entrepreneurship Program 1994-1997. Visiting professor at the John F. Kennedy School of Government at Harvard and the Harvard Business School, as well as the University of Chicago. Visiting scholar at the American Enterprise Institute in Washington and member of International Advisory Board of the MBA Program of BenGurion University. Deputy assistant secretary of the U.S. Treasury Department for Tax Policy 1991-1993. Chairman of the U.S. Council of Economic Advisers under the President of the United States 2001-2003.

				57

Director of ADP, Dex Media, Duke Realty, KKR Financial Corporation, and Ripplewood Holdings. Advisory boards of the Congressional Budget Office, the Council on Competitiveness, the American Council on Capital Formation, the Tax Foundation and the Center for Addiction and Substance Abuse. Trustee of Fifth Avenue Presbyterian Church of New York.

James Clayburn La Force, Jr. P.O. Box 4546 New York, NY 10163-4546 Age: 76	Trustee	3 years4/since inception[7]	Dean Emeritus of the John E. Anderson Graduate School of Management, University of California since July 1, 1993. Acting Dean of the School of Business, Hong Kong University of Science and Technology 1990-1993. From 1978 to September 1993, Dean of the John E. Anderson Graduate School of Management, University of California.	57

Director of Payden & Rygel Investment Trust, Metzler-Payden Investment Trust, Advisors Series Trust, Arena Pharmaceuticals, Inc. and CancerVax Corporation. Former director of First Nationwide Bank, Eli Lilly & Company, National Inter- group, Rockwell Interna- tional, Cyprus Mines, Getty Oil Company, The Timken Company, Jacobs Engineer- ing Group, and Motor Cargo Industries.

Walter F. Mondale P.O. Box 4546 New York, NY 10163-4546 Age: 77	Trustee	3 years4/since inception[8]	Senior Counsel, Dorsey & Whitney, LLP, a law firm (January 2004-present); Partner, Dorsey & Whitney, LLP, (December 1996- December 2003, September 1987-August 1993). Formerly U.S. Ambassador to Japan (1993-1996). Formerly Vice President of the United States, U.S. Senator and Attorney General of the State of Minnesota. 1984 Democratic Nominee for President of the United States.	57

Chairman of Panasonic Foundation’s Board of Directors and Director of United Health Foundation. Member of the Hubert H. Humphrey Institute of Public Affairs Advisory Board, The Mike and Maureen Mansfield Foundation and the Dean’s Board of Visitors of the Medical School at the University of Minnesota.

[1]

The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
[3]	Director/Trustee since inception; appointed Chairman of the Board on August 22, 2002.
[4]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.
[5]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer, Mr. Dixon and Mr. Fabozzi, each of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

[6]	For Broad Investment Grade, Income Opportunity and Income Trust appointed Director on 8/11/94.
[7]	For Income Opportunity and Income Trust appointed Director on 6/19/92.
[8]	Except during the periods August 12, 1993 through April 15, 1997 and October 31, 2002 through November 11, 2002 for all of the Trusts.

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s respective Dividend Reinvestment Plan (the “Plan”), shareholders of Broad Investment Grade, Income Opportunity and Income Trust may elect, while shareholders of Core Bond, High Yield, Limited Duration and Strategic Bond are automatically enrolled, to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

     After Broad Investment Grade and/or Income Opportunity Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). The Trust will not issue any new shares under the Plan.

     After Core Bond, High Yield, Income Trust, Limited Duration and/or Strategic Bond declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

     The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commisson. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021 or (800) 699-1BFM.

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENTS

     At a meeting held on May 26, 2005, the board of directors or the board of trustees, as the case may be (the “Board” or the “Trustees”) of each trust in the BlackRock Closed-End Fund Complex (each a “Trust”), including the independent trustees (the “Independent Trustees”), unanimously approved the continuance of an Investment Management Agreement between each Trust and BlackRock Advisors, Inc. (the “Advisor”). For each Investment Management Agreement, the Boards also approved a related Sub-Investment Advisory Agreement, when applicable, among each respective Trust, the Advisor and BlackRock Financial Management, Inc. (the “Sub-Advisor”). The Investment Management Agreements and the Sub-Investment Advisory Agreements sometimes are referred to herein collectively as the “Agreements”. The Advisor and the Sub-Advisor sometimes are referred to herein collectively as “BlackRock”.

Information Received by the Boards

     To assist each Board in its evaluation of the Agreements, the Independent Trustees received information from BlackRock on or about April 27, 2005 which detailed, among other things: the organization, business lines and capabilities of BlackRock, including the responsibilities of various departments and key personnel and biographical information relating to key personnel; financial statements for BlackRock, Inc., The PNC Financial Services Group, Inc. and each Trust; the advisory and/or administrative fees paid by each Trust to BlackRock, including comparisons, compiled by an independent third party, with the management fees of funds with similar investment objectives (“Peers”); the profitability of BlackRock and certain industry profitability analyses for advisors to registered investment companies; the expenses of BlackRock in providing the various services; non-investment advisory reimbursements and “fallout” benefits to BlackRock; the expenses of each Trust, including comparisons of the respective Trust’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; and each Trust’s performance for the past one-, three-, five- and ten-year periods, when applicable, as well as each Trust’s performance compared to its Peers. This information supplemented the information received by each Board throughout the year regarding each Trust’s performance, expense ratios, portfolio composition, trade execution and compliance.

     In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided a legal memorandum outlining, among other things, the duties of the Boards under the Investment Company Act of 1940, as amended (the “1940 Act”) as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advisor’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the boards in voting on advisory agreements.

     Prior to the Board meeting, the Independent Trustees reviewed a preliminary binder of information, and, in consultation with independent counsel, submitted a memorandum on May 12, 2005, to BlackRock setting forth certain questions and requests for additional information. BlackRock responded to these questions in writing on May 24, 2005 and May 25, 2005. The Independent Trustees reviewed these responses with independent counsel on May 25, 2005.

     At the Board meeting on May 26, 2005, BlackRock made a presentation to and responded to additional questions from the Boards. After the presentations and after reviewing the written materials, the Independent Trustees met in executive session with their legal counsel to review the Boards’ duties in reviewing the Agreements and to consider the renewal of the Agreements. With this background, the Boards considered each Agreement and, in consultation with independent counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission statements relating to the renewal of the Agreements.

Matters Considered by the Boards

     In connection with their deliberations, the Boards considered all factors they believed relevant with respect to each Trust, including the following: the nature, extent and quality of the services to be provided by BlackRock; the investment performance of each Trust; the costs of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Trusts; the extent to which economies of scale would be realized as the BlackRock closed-end fund complex grows; and whether BlackRock realizes other benefits from its relationship with the Trusts.

     Nature and Quality of Investment Advisory and Sub-Advisory Services. In evaluating the nature, extent and quality of BlackRock’s services, the Boards reviewed information concerning the types of services that BlackRock provides and is expected to provide to each Trust, narrative and statistical information concerning each Trust’s performance record and how such performance compares to each Trust’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Boards further noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Boards. The Boards further considered the quality of BlackRock’s investment process in making portfolio management decisions. Given the Boards’ experience with BlackRock, the Boards noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of BlackRock.

     In addition to advisory services, the Independent Trustees considered the quality of the administrative or non-investment advisory services provided to the Trusts. In this regard, BlackRock provides each Trust with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Trusts) and officers and other personnel as are necessary for the operations of the respective Trust. In addition to investment management services, BlackRock and its affiliates provide each Trust with a wide range of services, including: preparing shareholder reports and communications, including annual and semi-annual financial statements and Trust web sites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Trust administrative tasks necessary for the operation of the respective Trust

(such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the Boards considered, in particular, BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations in light of the new Securities and Exchange Commission regulations governing compliance. The Boards noted BlackRock’s focus on compliance and its compliance systems. The Independent Trustees noted that BlackRock’s commitment to supporting the secondary market for the common shares of its closed-end funds is particularly noteworthy.

     The Investment Performance of the Trusts. As previously noted, the Boards received myriad performance information regarding each Trust and its Peers. Among other things, the Boards received materials reflecting each Trust’s historic performance and each Trust’s performance compared to its Peers. More specifically, each Trust’s one-, three-, five- and ten-year total returns (when applicable) were evaluated relative to its respective Peers (including the performance of individual Peers as well as the Peers’ average performance).

     The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the Boards’ request. The summary placed the Peer rankings into context by analyzing various factors that affect these comparisons. In evaluating the performance information, in certain limited instances, the Boards noted that the Peers most similar to a given Trust still would not adequately reflect such Trust’s investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Trust’s performance with that of its Peers. The Boards noted the quality of information provided by BlackRock throughout the year with respect to the performance of the Trusts. The Boards considered this information in connection with its deliberations as to whether the level of management services provided to each Trust, in light of all the other facts and circumstances relating to that Trust, supports a conclusion that the Trust’s Agreement should be renewed.

     Fees and Expenses. In evaluating the management fees and expenses that a Trust is expected to bear, the Boards considered each Trust’s current management fee structure and the Trust’s expected expense ratios in absolute terms as well as relative to the fees and expense ratios of applicable Peers. In reviewing fees, the Boards, among other things, reviewed comparisons of each Trust’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of the applicable Peers. The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the request of the Boards. This summary placed the rankings into context by analyzing various factors that affect these comparisons.

     The Boards also compared the management fees charged to the Trusts by BlackRock to the management fees BlackRock charges other types of clients (such as open-end investment companies and separately managed institutional accounts). With respect to open-end investment companies, the management fees charged to the Trusts generally were higher than those charged to the open-end investment companies. The Boards also noted that BlackRock provides the Trusts with certain services not provided to open-end funds, such as leverage management in connection with the issuance of preferred shares, stock exchange listing compliance requirements, rating agency compliance with respect to the leverage employed by the Trusts and secondary market support and other services not provided to the Trusts, such as monitoring of subscriptions and redemptions. With respect to separately managed institutional accounts, the management fees for such accounts were generally lower than those charged to the comparable Trusts. The Boards noted, however, the various services that are provided and the costs incurred by BlackRock in managing and operating the Trusts. For instance, BlackRock and its affiliates provide numerous services to the Trusts that are not provided to institutional accounts including, but not limited to: preparing shareholder reports and communications, including annual and semi-annual financial statements; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; income monitoring; expense budgeting; preparing proxy statements; and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). Further, the Boards noted the increased compliance requirements for the Trusts in light of new Securities and Exchange Commission regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts.

     The Boards considered this information in connection with its deliberations as to whether the fees paid by each Trust under its Agreements, in light of all the other facts and circumstances relating to that Trust, supports a conclusion that the Trust’s Agreements should be renewed.

     Profitability. The Trustees also considered BlackRock’s profitability in conjunction with their review of fees. The Trustees reviewed BlackRock’s revenues, expenses and profitability margins on an after-tax basis. In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Trustees also reviewed BlackRock’s assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Boards noted the inherent limitations in allocating costs among various advisory products. The Boards also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

     The Boards recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Boards considered BlackRock’s pre-tax profit margin compared to the pre-tax profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results.

     In evaluating the reasonableness of BlackRock’s compensation, the Boards also considered any other revenues paid to BlackRock, including partial reimbursements paid to BlackRock for certain non-investment advisory services. The Boards noted that these payments were less than BlackRock’s costs for providing these services. The Boards also considered indirect benefits (such as soft dollar arrangements) that BlackRock and its affiliates are expected to receive that are attributable to their management of the Trusts.

     In reviewing each Trust’s fees and expenses, the Boards examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Trusts’ fee structures, for example through the use of breakpoints. In this connection, the Boards reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints, as closed-end funds generally do not experience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives. The information also revealed that only one closed-end fund complex used a complex-level breakpoint structure, and that this complex generally is homogeneous with regard to the types of funds managed and is about four times as large as the Trusts’ complex. The Boards concluded that breakpoints were not warranted at this time.

     Other Benefits. In evaluating fees, the Boards also considered indirect benefits or profits BlackRock or its affiliates may receive as a result of their relationships with the Trusts. The Trustees, including the Independent Trustees, considered the intangible benefits that accrue to BlackRock and its affiliates by virtue of their relationships with the Trusts, including potential benefits accruing to BlackRock and its affiliates as a result of potentially stronger relationships with members of the broker-dealer community, increased name recognition of BlackRock and its affiliates, enhanced sales of other investment funds and products sponsored by BlackRock and its affiliates and increased assets under management which may increase the benefits realized by BlackRock from soft dollar arrangements with broker-dealers. The Boards also considered the unquantifiable nature of these potential benefits.

     Miscellaneous. During the Boards’ deliberations in connection with the Agreements, the Boards were aware that the Advisor pays compensation, out of its own assets, to the lead underwriter and to certain qualifying underwriters of many of its closed-end funds, and to employees of BlackRock’s affiliates that participated in the offering of such funds. The Boards considered whether the management fee met applicable standards in light of the services provided by BlackRock, without regard to whether BlackRock ultimately pays any portion of the anticipated compensation to the underwriters.

Conclusion

     The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees, including a majority of Independent Trustees, determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Trust, was acceptable for each Trust and supported the Trustees’ conclusion that the terms of each Agreement were fair and reasonable, that the respective Trust’s fees are reasonable in light of the services provided to the respective Trust, and that the renewal of each Agreement should be approved.

ADDITIONAL INFORMATION

          The Joint Annual Meeting of Shareholders was held on May 26, 2005 to elect a certain number of Directors/Trustees for each of the following Trusts to three-year terms, unless otherwise indicated, expiring in 2008:

Broad Investment Grade

Elected the Class II Trustees as follows:
Trustee	Votes For	Votes Withheld

Frank J. Fabozzi	2,724,305	110,182
Kathleen F. Feldstein	2,805,454	29,033
Walter F. Mondale	2,798,565	35,922
Ralph L. Schlosstein	2,807,102	27,385

Elected Class I Trustee as follows:
Trustee	Votes For	Votes Withheld

R. Glenn Hubbard[1]	2,806,685	27,802

Core Bond

Elected the Class I Trustees as follows:
Trustee	Votes For	Votes Withheld

Richard E. Cavanagh	23,643,324	404,054
R. Glenn Hubbard	23,623,775	423,603
James Clayburn La Force, Jr.	23,586,832	460,546

Elected Class II Trustee as follows:
Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	23,620,007	427,371

High Yield

Elected the Class III Trustees as follows:
Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	6,002,200	134,114
Kent Dixon	6,005,218	131,096
Robert S. Kapito	6,033,610	102,704

Income Opportunity

Elected the Class I Directors as follows:
Director	Votes For	Votes Withheld

Richard E. Cavanagh	30,256,745	1,232,563
R. Glenn Hubbard	30,189,633	1,299,675
James Clayburn La Force, Jr.	30,168,983	1,320,325

Elected Class II Director as follows:
Director	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	30,240,041	1,249,267

Income Trust

Elected the Class I Directors as follows:
Director	Votes For	Votes Withheld

Richard E. Cavanagh	57,413,396	884,310
R. Glenn Hubbard	57,414,518	883,188
James Clayburn La Force, Jr.	57,351,067	946,639

Elected Class II Director as follows:
Director	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	57,366,673	931,033

Limited Duration

Elected the Class II Trustees as follows:
Trustee	Votes For	Votes Withheld

Frank J. Fabozzi	33,675,201	389,514
Kathleen F. Feldstein	33,659,680	405,035
Walter F. Mondale	33,590,950	473,765
Ralph L. Schlosstein	33,663,141	401,574

Strategic Bond

Elected the Class I Trustees as follows:
Trustee	Votes For	Votes Withheld

Richard E. Cavanagh	5,904,793	69,039
R. Glenn Hubbard	5,905,293	68,539
James Clayburn La Force, Jr.	5,896,023	77,809

Elected Class II Trustee as follows:
Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	5,905,293	68,539

[1]

Mr. Hubbard and Ms. Feldstein will serve until the end of the term for the class of Directors/Trustees to which they were elected, if such class was not standing for election at the May 26, 2005 annual shareholders meeting.

          The following Trusts had an additional proposal (Proposal #2A) to amend its respective Declaration of Trust in order to change the maximum number of permitted Trustees allowed on its respective Board to 11:

	Votes For	Votes Against	Votes Withheld

Core Bond	23,442,122	419,368	185,888
Limited Duration	33,074,495	646,876	343,344
Strategic Bond	5,800,367	93,187	80,278

The following Trust had an additional proposal (Proposal #2B) to amend its respective Declaration of Trust in order to reduce the maximum number of permitted Trustees allowed on its respective Board from 15 to 11:

	Votes For	Votes Against	Votes Withheld

High Yield	6,027,273	64,513	44,528

          The Trusts listed for trading on the New York Stock Exchange (NYSE) has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (AMEX) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’share are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          During the period, there were no material changes in the Trusts’ investment objective or policies or to their charters or by-laws that have not been approved by shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolio.

          Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, James Kong and Vincent Tritto—Managing Directors of the Sub-Advisor, and Jeff Gary and Brian P. Kindelan—Managing Director of the Advisor.

TAX INFORMATION (Unaudited)

          The information set forth below is for the Trusts’ tax year as required by the Internal Revenue Service.1 Shareholders, however, must report distributions on a calendar year basis for income tax purposes. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January 2006. Please consult your tax advisor for proper treatment of this information.

          For the tax year ended October 31, 2005, the Trusts designated distributions paid during the year as follows:

	Ordinary Income Per Share	Non-taxable Return of Capital Per Share	Long-term Capital Gains Per Share	Total

Broad Investment Grade (BCT)	$1.10624	$0.00000	$0.17756	$1.28380
High Yield (BHY)	0.79352	0.00000	0.00000	0.79352
Income Opportunity (BNA)	0.82757	0.00000	0.25913	1.08670
Income Trust (BKT)	0.47961	0.07504	0.00000	0.55465
Limited Duration (BLW)	1.43827	0.00000	0.04446	1.48273
Strategic Bond (BHD)	1.12432	0.26893	0.00000	1.39325

          Further, we wish to advise you that your income dividends received do not qualify for the corporate dividend received deduction and are not subject to the 15% rate entitled to qualified dividend income for taxable non-corporate shareholders.

[1]	Core Bond Trust (BHK) has a December tax year end, therefore not required to be included in this notice.

SECTION 19 NOTICES

          Set forth below is a summary of notices sent by each Trust, if any, pursuant to Section 19 of the Investment Company Act of 1940. Section 19 requires each Trust to accompany dividend payments with a notice if any part of that payment is from a source other than accumulated net income, not including profits or losses from the sale of securities or other properties. These notices are not for tax reporting purposes and were provided only for informational purposes in order to comply with the requirements of Section 19 of the Investment Company Act of 1940. In January 2006, after the completion of each Trust’s tax year, shareholders will receive a Form 1099-DIV which will reflect the amount of income, capital gain and return of capital paid by the Trust taxable in calendar year 2005 and reportable on your 2005 federal and other income tax returns.

		Total distributions	Net Investment Income	Distributions from proceeds from the sale of securities	Distributions from return of capital

BlackRock High Yield Trust	Jan-05	($0.06833)	($0.06833)	$—	$—
	Feb-05	($0.06833)	($0.06833)	$—	$—
	Mar-05	($0.06833)	($0.06833)	$—	$—
	Apr-05	($0.06833)	($0.06833)	$—	$—
	May-05	($0.06833)	($0.06833)	$—	$—
	Jun-05	($0.06833)	($0.06833)	$—	$—
	Jul-05	($0.06833)	($0.06833)	$—	$—
	Aug-05	($0.06833)	($0.06833)	$—	$—
	Sep-05	($0.05530)	($0.05530)	$—	$—
	Oct-05	($0.05530)	($0.05530)	$—	$—
BlackRock Core Bond Trust	Jan-05	($0.30790)	($0.08750)	($0.22040)	$—
	Sep-05	($0.12939)	$—	($0.12939)	$—
BlackRock Strategic Bond Trust	Jan-05	($0.13000)	($0.07387)	$—	($0.05613)
	Feb-05	($0.13000)	($0.08424)	$—	($0.04576)
	Mar-05	($0.11500)	($0.08953)	$—	($0.02547)
	Apr-05	($0.11500)	($0.09282)	$—	($0.02218)
	May-05	($0.11500)	($0.09046)	$—	($0.02454)
	Jun-05	($0.11500)	($0.09198)	$—	($0.02302)
	Jul-05	($0.10875)	($0.08398)	$—	($0.02477)
	Aug-05	($0.10875)	($0.08152)	$—	($0.02723)
	Sep-05	($0.10875)	($0.08907)	$—	($0.01968)
	Oct-05	($0.08800)	($0.08764)	$—	($0.00036)
BlackRock Income Trust	Jan-05	($0.05104)	($0.05104)	$—	$—
	Feb-05	($0.05104)	($0.04314)	$—	($0.00790)
	Mar-05	($0.05104)	($0.02296)	$—	($0.02808)
	Apr-05	($0.05104)	($0.04072)	$—	($0.01032)
	May-05	($0.05104)	($0.03806)	$—	($0.01298)
	Jun-05	($0.05104)	($0.04484)	$—	($0.00620)
	Jul-05	($0.03710)	($0.03292)	$—	($0.00418)
	Aug-05	($0.03710)	($0.03373)	$—	($0.00337)
	Sep-05	($0.03710)	($0.03509)	$—	($0.00201)
BlackRock Income Opportunity Trust	Jan-05	($0.34910)	($0.07000)	($0.27910)	($0.00000)
	Jul-05	($0.06190)	($0.04976)	($0.01214)	($0.00000)
BlackRock Limited Duration	Jan-05	($0.12500)	($0.08054)	($0.04446)	$—
	Jun-05	($0.11670)	($0.01164)	($0.10506)	$—
BlackRock Broad Investment Grade Trust	Oct-05	$0.38380	$0.20624	$0.17756	$—

BlackRock Closed-End Funds

Directors/Trustees
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
R. Glenn Hubbard
Robert S. Kapito
James Clayburn La Force, Jr.
Walter F. Mondale

Officers
Robert S. Kapito, President
Henry Gabbay, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Jeff Gary, Vice President
James Kong, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor[1]
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022

Accounting Agent and Custodian
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111

[1] For Core Bond, Limited Duration and Strategic Bond.

Transfer Agent
EquiServe Trust Company, N.A.
c/o Computershare Investor Services
250 Royall Street
Canton, MA 02021
(800) 699-1BFM

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
4 Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

          This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q may also be obtained, upon request, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-3

Item 2. Code of Ethics.
(a)          The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)           Not applicable.

(c)           The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)           The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)           Not applicable.

(f)           The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.
The Registrant's Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer, Kent Dixon and Frank Fabozzi. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.
(a)           Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $33,235 for the fiscal year ended October 31, 2005 and $25,800 for the fiscal year ended October 31, 2004.

(b)           Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $1,365 for the fiscal year ended October 31, 2005 and

$0 for the fiscal year ended October 31, 2004. The nature of these services was attest services not required by statute or regulation, overhead and out-of-pocket expenses.

(c)           Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $7,500 for the fiscal year ended October 31, 2005 and $10,500 for the fiscal year ended October 31, 2004. The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d)           All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e)           Audit Committee Pre-Approval Policies and Procedures.
               (1) The Registrant has polices and procedures (the "Policy") for the pre-approval by the Registrant's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Registrant’s independent auditor (the "Independent Auditor") to the Registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

               For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Registrant and (B) all engagements for non-audit services that directly impacted the operations and financial reporting or the Registrant to be provided by the Independent Auditor to any Covered Entity. "Covered Entities" means (1) BlackRock Advisors, Inc. (the “Advisor”) or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Registrant.

               In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

               Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

               The terms and fees of the annual Audit services engagement for the Registrant are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Registrant structure or other matters.

               In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Registrant not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

               Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

               The Audit Committee believes that the Independent Auditor can provide Tax services to the Registrant and Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

               All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

               Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the Registrant or the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

              (2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)           Not applicable.

(g)           The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, the Advisor (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant for each of the last two fiscal years were $1,341,450 for the fiscal year ended October 31, 2005 and $835,100 for the fiscal year ended October 31, 2004.

(h)           The Registrant's Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.
The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank J. Fabozzi.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant’s Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Registrant’s Secretary. There have been no material changes to these procedures.

Item 11. Controls and Procedures.
(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's fourth fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics attached as EX-99.CODE ETH.

(a) (2) Certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Strategic Bond Trust

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer and Principal Financial Officer Date: January 9, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito Title: President and Principal Executive Officer Date: January 9, 2006

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer and Principal Financial Officer Date: January 9, 2006